                                              OMB APPROVAL
                                              OMB Number: 3235-0570
                                              Expires: October 31, 2006
                                              Estimated average burden
                                              hours per response. . . . .19.3

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05010
                              THE HUNTINGTON FUNDS
               (Exact name of registrant as specified in charter)
            5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7010
               (Address of principal executive offices)   (Zip code)
                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287
                     (Name and address of agent for service)
               (Notices should be sent to the Agent for Services)

                                   Copies to:
             David C. Mahaffey, Esq., and Christine S. Boehme, Esq.
                            Sullivan & Worcester
                               1666 K Street, N.W.
                              Washington, DC 20006

Registrant's telephone number, including area code: 1-800-544-8347

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2004

Item 1. Reports to Stockholders.

[Logo of Huntington Funds]

Semi-Annual Shareholder Report

Money Market Funds

Huntington Florida Tax-Free Money Fund

Huntington Money Market Fund

Huntington Ohio Municipal Money Market Fund

Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Dividend Capture Fund

Huntington Growth Fund

Huntington Income Equity Fund

Huntington International Equity Fund

Huntington Macro 100 Fund

Huntington Mid Corp America Fund

Huntington New Economy Fund

Huntington Rotating Markets Fund

Huntington Situs Small Cap Fund

Income Funds

Huntington Fixed Income Securities Fund

Huntington Intermediate Government Income Fund

Huntington Michigan Tax-Free Fund

Huntington Mortgage Securities Fund

Huntington Ohio Tax-Free Fund

Huntington Short/Intermediate Fixed Income Securities Fund

JUNE 30, 2004

TRUST SHARES

INVESTMENT A SHARES

INVESTMENT B SHARES

INTERFUND SHARES

Portfolio of Investments

Huntington Florida Tax-Free Money Fund

June 30, 2004 (Unaudited)

Principal Amount		Value

Municipal Bonds -- 99.4%
Florida -- 96.9%
$700,000	Alachua County, FL, School District Refunding, (FGIC Ins), 2.000%,7/1/04	$700,000
250,000	Bay County, FL, Transportation Revenue, (FGIC Ins), 4.900%, 9/1/04	251,566
470,000	Boynton Beach, FL, Public Service Tax Revenue, (MBIA Ins), 2.000%, 11/1/04	471,246
445,000	Brevard County, FL, Utility Revenue, (FGIC), 5.000%, 3/1/05	456,169
1,250,000	Broward County, FL, Housing Finance Authority Multifamily Revenue, (FNMA Ins), 1.080%, 5/15/27**	1,250,000
2,000,000	Broward County, FL, Housing Financial Authority, (FHLMC Ins), 1.100%, 9/1/26**	2,000,001
150,000	Broward County, FL, School Board, Certificate Participation Refunding, Series A, (AMBAC Ins), 2.000%, 7/1/05	150,518
900,000	Clay County Florida Housing Finance Authority Multifamily Revenue, (Freddie Mac Ins), 1.060%, 11/1/14**	900,000
250,000	Clay County, FL, Housing Finance Authority Multifamily Refunding Revenue, Series B, (Freddie Mac Ins), 1.060%, 11/1/14**	250,000
500,000	Dade County, FL, Industrial Development Authority Revenue, (LOC-Bank of America), 1.080%, 6/1/22**	500,000
500,000	Duval County, FL, Housing Finance Authority Multifamily Refunding Revenue, (Freddie Mac Ins), 1.080%, 10/1/32**	500,000
800,000	Duval County, FL, Housing Finance Authority Multifamily Revenue, (Freddie Mac Ins), 1.080%, 12/1/32**	800,000
255,000	Eustis, FL, Health Facilities Autority Revenue, (LOC-Suntrust Bank), 1.080%, 12/1/15**	255,000
320,000	Florida State Division Board Finance Department Revenue, (MBIA Ins), 2.000%, 7/1/04	320,000
100,000	Florida Water Pollution Control Funding Corporate Revenue, 3.500%, 1/15/05	101,262
350,000	Fort Lauderdale, FL, Crest Prep School Project Revenue, (FSA Ins), 1.080%, 6/1/32**	350,000
850,000	Hernando County, FL, Capital Revenue, (MBIA Ins), 2.000%, 2/1/05	854,687
100,000	Hillsborough County, FL, School Board Master Lease Program, Series A, (MBIA Ins), 4.250%, 7/1/04	100,000
1,000,000	Hollywood, FL, Water & Sewage Refunding Revenue, (FSA Ins), 2.000%, 10/1/04	1,002,245
400,000	Jacksonville, FL, Electric Authority Revenue, Series B, (LOC-Bank of America), 1.100%, 10/1/30**	400,000
100,000	Jacksonville, FL, Health Facilities Authority Hospital Revenue, (Charity Obligation Group Series A), 4.500%, 8/15/04	100,391
300,000	Jacksonville, FL, Health Facilities Authority Revenue, Genesis Rehabilitation Hospital, (LOC-Bank of America), 1.100%, 5/1/21**	300,000
750,000	Jea, FL, Saint John's River Power Refunding Revenue, Issue 2, Series 18, 4.000%, 10/1/04	755,453
100,000	Marion County, FL, Utility System Revenue, (MBIA Ins), 2.000%, 12/1/04	100,373
100,000	Orange County, FL, Health Facilities Authority Revenue, (LOC-Suntrust Bank), 1.080%, 11/15/14**	100,000
900,000	Orange County, FL, School Board Certificate Participation, Series B, (AMBAC Ins), 1.060%, 8/1/25**	900,000
215,000	Orange County, FL, Tourist Development Tax Revenue, Series B, (MBIA Ins), 6.000%, 10/1/24	221,932
1,000,000	Palm Beach County, FL, Educational Facility Authority Revenue, (LOC-Bank of America), 1.130%, 12/1/31**	1,000,000
295,000	Palm Beach County, FL, Public Improvements, Recreational Facilities Refunding Revenue, 1.000%, 7/1/04	295,000
100,000	Palm Beach County, FL, Refunding, GO, 4.000%, 12/1/04	101,203
760,000	Palm Beach County, FL, Revenue, (AMBAC Ins), 1.050%, 3/1/27**	760,000
200,000	Palm Beach County, FL, Revenue, (LOC-Northern Trust Company), 1.050%, 5/1/25**	200,000
1,000,000	Palm Beach County, FL, Revenue, (LOC-Northern Trust Company), 1.050%, 3/1/30**	1,000,000
900,000	Palm Beach County, FL, Revenue, Henry Morrison Flagler Project, (LOC-Northern Trust Company), 1.070%, 11/1/36**	900,000
300,000	Palm Beach County, FL, School Board Certificate Participation, Series A, (AMBAC Ins), 4.700%, 8/1/04	300,908
495,000	Pinellas County, FL, Education Facilities Authority Revenue, Canterbury School of Florida Project, (LOC-Suntrust Bank), 1.060%, 8/1/20**	495,000
915,000	Pinellas County, FL, Educational Facilities Authority Revenue, (LOC-Suntrust Bank), 1.060%, 7/1/20**	915,000
700,000	Pinellas County, FL, Health Facilities Authority Refunding Revenue, (AMBAC Ins), 1.100%, 12/1/15**	700,000
100,000	Polk County, FL, School Board Partnership, (FSA Ins), 2.000%, 1/1/05	100,445
925,000	Sarasota County, FL, Hospital Improvements Revenue, Series A, (AMBAC Ins), 1.140%, 7/1/37**	925,000
1,000,000	Seminole County, FL, County School District, GO, 2.000%, 8/20/04	1,001,352
$225,000	Seminole County, FL, Solid Waste Disposal Systems Refunding Revenue, (FSA Ins), 2.000%, 10/1/04	$225,504
500,000	Tampa, FL, Occupational License Tax Refunding Revenue, Series C, (FGIC Ins), 1.020%, 10/1/27**	500,000

		23,510,255

Ohio -- 2.1%
500,000	Mason, OH, Sewer System Revenue, (MBIA Ins), 2.000%, 12/1/04	501,759

Puerto Rico -- 0.4%
100,000	Puerto Rico, Electric Power Authority Refunding Revenue, Series EE, (MBIA Ins), 5.000%, 7/1/04	100,000

Total Municipal Bonds (Cost $24,112,014)		24,112,014

Cash Equivalent -- 0.3%
76,114	Fidelity Institutional Tax-Exempt Fund**	76,114

Total Cash Equivalent (Cost $76,114)		76,114

Total Investments (Cost $24,188,128) (a) -- 99.7%		24,188,128

Other Assets In Excess of Liabilities -- 0.3%		84,679

Net Assets -- 100.0%		$24,272,807

(a) Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Money Market Fund

June 30, 2004 (Unaudited)

Principal Amount

Value

U.S. Government Agencies -- 90.3%

Federal Farm Credit Bank -- 19.1%

$10,000,000

1.000%, 7/2/04

$10,000,000
15,000,000	1.020%, 7/8/04

14,997,025
15,000,000	1.050%, 7/13/04

14,994,750
15,000,000	1.010%, 7/20/04

14,992,004
26,000,000	1.050%, 7/30/04

25,977,888
15,000,000	1.170%, 8/20/04

14,975,625
15,000,000	1.420%, 9/17/04

14,953,850
15,000,000	1.480%, 9/29/04

14,944,500

125,835,642

Federal Home Loan Bank -- 26.1%

20,000,000	1.100%, 7/9/04

19,995,111
20,000,000	1.250%, 7/21/04

19,986,111
15,000,000	1.220%, 7/23/04

14,988,817
15,000,000	1.000%, 8/4/04

14,985,975
25,000,000	1.000%, 8/11/04

24,971,528
12,000,000	4.625%, 8/13/04

12,049,330
15,000,000	1.250%, 8/20/04

14,973,958
15,000,000	1.290%, 8/27/04

14,969,363
25,000,000	1.220%, 9/1/04

24,947,343
$10,000,000	1.140%, 10/6/04

$9,969,283

171,836,819

Federal Home Loan Mortgage Corporation -- 15.2%
15,000,000	1.010%, 7/13/04

14,994,950
10,465,000	6.250%, 7/15/04

10,485,301
15,000,000	1.060%, 7/26/04

14,989,167
15,000,000	1.280%, 8/23/04

14,971,733
45,000,000	1.160% - 1.310%, 8/24/04

44,917,200

100,358,351

Federal National Mortgage Association -- 21.6%
15,000,000	1.400%, 7/7/04

14,997,475
15,000,000	1.010%, 7/14/04

14,994,529
15,000,000	1.000%, 7/28/04

14,988,750
15,000,000	1.010%, 8/4/04

14,985,692
15,000,000	1.280%, 8/10/04

14,978,667
15,000,000	1.030%, 8/18/04

14,979,400
15,000,000	1.400%, 9/8/04

14,959,750
8,000,000	3.500%, 9/15/04

8,035,416
$30,000,000	1.010% - 1.060%, 8/25/04

$29,952,676

142,872,355

Student Loan Marketing Association -- 8.3%
15,000,000	1.441%, 8/19/04**

15,000,000
15,000,000	1.421%, 9/16/04**

15,000,000
15,000,000	1.451%, 10/21/04**

15,000,000
10,000,000	1.336%, 11/18/04**

10,000,000

55,000,000

Total U.S. Government Agencies (Cost $595,903,167)		595,903,167

Principal Amount or Shares		Value

Repurchase Agreement -- 6.5%
$43,163,400	Morgan Stanley Dean Witter & Co., 1.180%, dated 6/30/04, due 7/1/04, (Fully collateralized by U.S. Treasury securities)

$43,163,400

Total Repurchase Agreement (Cost $43,163,400)		43,163,400

Commercial Paper -- 2.3%
Bank Holding Companies -- 2.3%
15,000,000	International Bank for Reconstruction & Development, 1.020%, 7/6/04	14,997,875

Total Commercial Paper (Cost $14,997,875)		14,997,875

Cash Equivalent -- 0.9%
6,000,000	Meeder Institutional Money Market Fund**	6,000,000

Total Cash Equivalent (Cost $6,000,000)		6,000,000

Total Investments (Cost $660,064,442) (a) -- 100.0%		660,064,442

Other Assets in Excess of Liabilities -- 0.0%		148,962

Net Assets -- 100.0%		$660,213,404

(a) Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Ohio Municipal Money Market Fund

June 30, 2004 (Unaudited)

Principal Amount		Value

Municipal Bonds -- 93.9%
Ohio -- 92.0%
$2,500,000

	Akron, Bath, OH, Hospital District Revenue, 1.100%, 11/1/34**	$2,500,000
1,280,000	Ashland, OH, GO BAN, 2.000%, 5/26/05	1,283,968
500,000	Butler County, OH, GO, BAN, 2.000%, 9/23/04	501,078
1,145,000	Butler County, OH, GO, BAN, 1.120%, 10/14/04	1,145,000
900,000	Butler County, OH, Hospital Facilities Revenue, (Middletown Regional Hospital), (LOC-Bank One N.A.), 1.080%, 11/1/10**	900,000
3,000,000	Cincinnati & Hamilton County, OH, Port Authority, Revenue, (Kenwood Office Assoc. Project), (LOC-Fifth Third Bank), 1.130%, 9/1/25**	3,000,000
120,000	Cincinnati, OH, GO, BAN, 5.375%, 12/1/04	122,101
500,000	Clark County, OH, GO, BAN, 1.440%, 11/19/04	500,455
2,617,000	Cleveland Heights, OH, GO, BAN, 1.200%, 8/19/04	2,617,518
700,000	Cleveland, OH, Airport System Revenue, (FSA Ins), 1.080%, 1/1/31**	700,000
2,400,000	Cleveland, OH, Waterworks Revenue, (FGIC Ins), 1.080%, 1/1/33**	2,400,000
4,000,000	Columbus, OH, Sewer, Refunding Revenue, 1.020%, 6/1/11**	3,999,999
135,000	Cuyahoga County, OH, Public Improvements, GO, 5.000%, 12/1/04	137,125
715,000	Dayton, OH, City School District, Series D, GO, (FGIC Ins), 2.000%, 12/1/04	717,635
750,000	Defiance County, OH, 1.900%, 9/1/04	750,878
220,000	Dover, OH, Waterworks Systems Refunding Revenue, (FSA Ins), 2.000%, 12/1/04	220,747
2,000,000	Eastlake, OH, GO, BAN, 2.500%, 12/2/04	2,006,202
2,450,000	Erie County, OH, GO, BAN, 2.000%, 10/21/04	2,456,673
1,785,000	Franklin County, OH, Hospital Revenue, 1.070%, 12/1/20**	1,785,000
4,005,000	Franklin County, OH, Hospital Revenue, (Doctors Ohio Health), Series B, (LOC-National City Bank), 1.080%, 12/1/28**	4,005,000
200,000	Franklin County, OH, Hospital Revenue, (Holy Cross Health Systems), 1.080%, 6/1/16**	200,000
5,215,000	Franklin County, OH, Hospital, (Ohio Health Corp.), Refunding Revenue, Series D, (LOC-National City Bank), 1.080%, 7/1/29**	5,215,000
4,100,000	Franklin County, OH, Industrial Development Revenue, (LOC-Bank One), 1.200%, 11/1/14**	4,100,000
425,000	Greene County, OH, Series A, GO, BAN, 1.330%, 2/25/05	425,493
1,400,000	Greenfield, OH, GO, BAN, 1.600%, 8/30/04	1,400,793
3,000,000	Hamilton County, OH, Economic Development Revenue, (LOC-Fifth Third Bank), 1.100%, 11/1/21**	3,000,000
4,000,000	Hamilton County, OH, Economic Development Revenue, (Xavier High School Project) (LOC-Fifth Third Bank), 1.080%, 4/1/28**	4,000,000
3,325,000	Hamilton County, OH, Electric Revenue, Series A, (FSA Ins), 1.080%, 10/1/23**	3,325,000
3,000,000	Hamilton County, OH, Electric Revenue, Series B, (FSA Ins), 1.080%, 10/1/25**	3,000,000
2,000,000	Hamilton County, OH, Hospital Facilities Revenue, (Health Alliance), Series B, (MBIA Ins), 1.030%, 1/1/18**	2,000,000
3,330,000	Hamilton County, OH, Hospital Revenue, (Health Alliance), Series F, 1.030%, 1/1/18**	3,330,000
4,855,000	Hamilton County, OH, Hospital Revenue, Drake Center Inc., Series A, 1.080%, 6/1/19**	4,855,000
5,200,000	Hamilton County, OH, Industrial Development Revenue, 1.150%,10/15/12**	5,200,000
3,900,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC-U.S. Bank), 1.080%, 12/1/26**	3,899,999
1,100,000	Hamilton, OH, GO, BAN, 1.400%, 1/28/05	1,101,876
910,000	Hamilton, OH, GO, BAN, (Various), 2.000%, 6/2/05	912,470
3,000,000	Huron County, OH, Hospital Facilities Revenue, (Fisher-Titus Medical Center), Series A, (LOC-National City Bank), 1.080%,12/1/27**	3,000,000
105,000	Johnstown, OH, GO, (FSA Ins), 2.000%, 12/1/04	105,378
2,000,000	Kent State University, OH, Ohio Universities Revenue, (General Reciepts), (MBIA Ins), 1.060%, 5/1/31**	2,000,000
270,000	Kings, OH, Local School District Refunding, GO, (MBIA Ins), 2.000%, 12/1/04	270,950
500,000	Lake County, OH, Sewer Improvements, GO, BAN, 2.000%, 5/19/05	502,391
885,000	Lake County, OH, Utility Improvements, GO, BAN, 1.750%, 3/17/05	888,096
1,000,000	Lima, OH, GO, BAN, 1.290%, 8/5/04	1,000,179
2,720,000	Lucas County, OH, Health Care Facilities Refunding Revenue, (Sunset Retirement Communities), Series B, (LOC-Fifth Third Bank), 1.070%, 8/15/30**	2,720,000
100,000	Mahoning County, OH, Sewer Improvements, GO, BAN, 5.700%, 12/1/07	102,878
1,000,000	Marysville, OH, Public Improvements, GO, 2.000%, 3/9/05	1,002,716
750,000	Mason City , OH, School District, GO, BAN, 2.000%, 2/10/05	754,085
860,000	Mason, OH, Sewer System Revenue, (MBIA Ins), 2.000%, 12/1/04	863,025
1,000,000	Montgomery County, OH, Health Services, Miami Valley Hospital Revenue, Series A (LOC-National City Bank), 1.100%, 11/15/22**	1,000,000
1,052,000	Northwestern, OH, Water & Sewer Improvements, Special Assessment, BAN, 1.560%, 11/1/04	1,053,607
1,076,000	Oakwood, OH, GO, BAN, 1.600%, 12/9/04	1,076,933
1,650,000	Ohio State Air Quality Development Authority Revenue, (Ohio Edison Project), Series A, 1.040%, 2/1/14**	1,650,000
300,000	Ohio State Building Authority State Correctional Facilities Refunding Revenue, Series A, 4.650%, 10/1/04	302,579
1,000,000	Ohio State Building Authority State Correctional Facilities Refunding Revenue, Series A, (AMBAC Ins), 4.650%, 10/1/04	1,009,095
100,000	Ohio State Elementry & Secondary Education Capital Facilities Revenue, Series B, (FSA Ins), 5.000%, 12/1/04	101,619
2,100,000	Ohio State Higher Education Facilities Revenue, (John Carroll University), (LOC-Allied Irish Bank PLC), 1.100%, 11/15/31**	2,100,000
3,750,000	Ohio State Higher Education Facilities Revenue, (Xavier University), (LOC-Fifth Third Bank), 1.050%, 11/1/30**	3,750,000
1,750,000	Ohio State Higher Education Facilities, (LOC-Fifth Third Bank), 1.080%, 9/1/27**	1,750,000
3,150,000	Ohio State Higher Educational Facilities Common Revenue, (John Carroll), Series B, (LOC-Allied Irish Bank PLC), 1.100%, 2/1/32**	3,150,000
500,000	Ohio State Highway Capital Improvements, GO, Series E, 4.750%, 5/1/05	513,289
1,000,000	Ohio State University General Receipts Revenue, (Various), 1.080%, 12/1/21**	1,000,000
3,060,000	Ohio State University General Receipts Revenue, (Various), 1.030%, 12/1/27**	3,060,000
2,400,000	Ohio State University General Receipts Revenue, (Various), 1.080%, 12/1/31**	2,400,000
2,600,000	Ohio State University General Receipts Reveue, (Various), 1.030%, 12/1/17**	2,600,000
400,000	Ohio State Water Development Authority Revenue, (Various) (MBIA Ins), 1.040%, 12/1/18**	400,000
700,000	Parma Heights, OH, GO, BAN, 1.450%, 8/12/04	700,198
400,000	Pickerington, OH, BAN, 1.500%, 10/22/04	400,427
975,000	Pickerington, OH, Water & Sewer Improvements, GO, BAN, 1.750%, 5/19/05	975,000
495,000	Pierce Township, OH, Tax Allocation Refunding Revenue, 2.000%, 11/1/04	495,819
500,000	Richland County, OH, GO, 1.470%, 8/11/04	500,204
2,500,000	Richland County, OH, GO, 1.510%, 12/16/04	2,504,073
1,050,000	Richland County, OH, Various Improvements, GO, 1.470%, 9/9/04	1,050,733
225,000	Sandusky County, OH, GO BAN, 1.200%, 12/2/04	225,000
1,700,000	Sidney, OH, City School District, Certificate Participation, 1.830%, 7/15/04	1,700,374
1,500,000	Solon, OH, GO, BAN, 2.000%, 12/9/04	1,505,670
160,000	Solon, OH, School District, GO, 2.000%, 12/1/04	160,543
7,375,000	Trumbull County, OH, Health Care Revenue, (Non Profit Corp.), (Radian Ins), 1.140%, 10/1/31**	7,375,000
500,000	University of Cincinnati General Receipts Revenue, Series B, (Various), (AMBAC Ins), 1.080%, 6/1/31**	500,000
5,095,000	Warren County, Ohio Health Care Facs, 1.100%, 7/1/21**	5,095,000
4,600,000	Washington County, OH, Hospital Facilities Revenue, 1.080%, 12/1/33**	4,600,000
450,000	Wilmington, OH, GO, BAN, 1.530%, 10/1/04	450,312
5,000,000	Youngstown, OH, City School District, 2.000%, 3/9/05	5,025,506

		151,105,689

Puerto Rico -- 1.9%
3,000,000	Puerto Rico Electric Power Authority Revenue, Series T, 6.000%, 7/1/16	3,060,000

Total Municipal Bonds (Cost $154,165,689)		154,165,689

Commercial Paper -- 3.4%
Ohio -- 3.4%
1,500,000	Cuyahoga County, OH, Cleveland Clinic, 1.080%, 8/3/04	1,500,000
4,000,000	Ohio State University CP, 1.100%, 8/16/04	4,000,000

Total Commercial Paper (Cost $5,500,000)		5,500,000

Cash Equivalent -- 2.5%
4,039,605	Fidelity Institutional Tax-Exempt Fund**	4,039,605

Total Cash Equivalent (Cost $4,039,605)		4,039,605

Total Investments (Cost $163,705,294) (a) -- 99.8%		163,705,294

Other Assets in Excess of Liabilities -- 0.2%		346,441

Net Assets -- 100.0%		$164,051,735

(a) Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington U.S. Treasury Money Market Fund

June 30, 2004 (Unaudited)

Principal Amount		Value

Treasury Bills -- 62.7%
$30,000,000	0.890%-0.930%, 7/1/04	$30,000,000
45,000,000	0.910%-0.940%, 7/29/04	44,967,723
20,000,000	0.920%, 7/22/04	19,989,267
40,000,000	0.920%-0.990%, 7/8/04	39,992,679
30,000,000	0.930%-0.940%, 7/15/04	29,989,121
25,000,000	0.930%-1.070%, 8/5/04	24,975,403
15,000,000	0.950%, 8/12/04	14,983,375
15,000,000	1.020%, 9/2/04	14,973,225
25,000,000	1.090%, 9/30/04	24,930,802
15,000,000	1.190%, 8/19/04	14,975,704
15,000,000	1.245%, 9/16/04	14,960,056
15,000,000	1.260%, 9/9/04	14,963,250
15,000,000	1.285%, 10/7/04	14,947,529
10,000,000	1.329%, 10/14/04	9,961,208

Total Treasury Bills (Cost $314,609,342)		314,609,342

Repurchase Agreements -- 37.4%
30,000,000	Bear Stearns, 0.990%, dated 6/24/04, due 7/1/04, (Fully collateralized by U.S. Treasury securities)	30,000,000
40,000,000	Credit Suisse First Boston, 1.060%, dated 6/28/04, due 7/2/04 (Fully collateralized by U.S. Treasury securities)	40,000,000
20,000,000	Goldman Sachs, 1.140%, dated 6/29/04, due 7/6/04 (Fully collateralized by U.S. Treasury securities)	20,000,000
30,000,000	Morgan Stanley Dean Witter & Co., 1.150%, dated 6/30/04, due 7/7/04, (Fully collateralized by U.S. Treasury securities)	30,000,000
37,396,700	Morgan Stanley Dean Witter & Co., 1.180%, dated 6/30/04, due 7/1/04, (Fully collateralized by U.S. Treasury securities)	37,396,700
30,000,000	Salomon Smith Barney, 1.000%, dated 6/24/04, due 7/1/04 (Fully collateralized by U.S. Treasury securities)	30,000,000

Total Repurchase Agreements (Cost $187,396,700)		187,396,700

Total Investments (Cost $502,006,042) (a) -- 100.1%		502,006,042

Liabilities in Excess of Other Assets -- (0.1)%		(402,095)

Net Assets -- 100.0%		$501,603,947

(a) Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Dividend Capture Fund

June 30, 2004 (Unaudited)

Shares		Value
Common Stocks -- 54.8%
Auto/Truck Parts & Equipment -- 1.8%
32,000	General Motors Corp.	$1,490,880

Banks -- 6.0%
14,000	Bank of America Corp.	1,184,680
28,000	Citigroup, Inc.	1,302,000
10,000	First Horizon National Corp.	454,700
28,500	J.P. Morgan Chase & Co.	1,104,945
23,000	Wachovia Corp.	1,023,500

		5,069,825

Building & Construction -- 1.3%
35,000	Masco Corp.	1,091,300

Chemicals -- 1.4%
14,000	Monsanto Co.	539,000
16,000	The Dow Chemical Co.	651,200

		1,190,200

Computer Services -- 1.0%
39,000	Hewlett Packard Co.	822,900

Computers -- 0.3%
10,000	Microsoft Corp.	285,600

Consumer Products -- 0.4%
5,000	Fortune Brands, Inc.	377,150

Diversified Operations -- 1.0%
7,000	Ingersoll Rand Co.	478,170
6,500	Textron, Inc.	385,775

		863,945

Drugs & Health Care -- 1.4%
30,000	Bristol-Myers Squibb Co.	735,000
9,000	Merck & Co., Inc.	427,500

		1,162,500

Electric Utility -- 1.3%
15,000	Exelon Corp.	499,350
19,000	The Southern Co.	553,850

		1,053,200

Electrical Equipment -- 0.9%
13,000	Cooper Industries Ltd., Class A	772,330

Electronic Instruments -- 0.3%
13,000	PerkinElmer, Inc.	260,520

Entertainment -- 0.8%
12,000	Harrah's Entertainment, Inc.	649,200

Financial Services -- 3.1%
43,000	American Capital Strategies Ltd.	1,204,860
21,000	Hartford Financial Services Group, Inc.	1,443,540

		2,648,400

Food & Beverages -- 0.9%
45,000	Archer-Daniels-Midland Co.	755,100

Gas Utility -- 0.5%
10,000	Kinder Morgan Energy Partners, LP	406,900

Industrial -- 0.8%
20,000	General Electric Co.	648,000

Insurance -- 4.5%
14,000	Ace Ltd.	591,920
23,000	Allstate Corp.	1,070,650
24,000	Lincoln National Corp.	1,134,000
25,000	St. Paul Cos., Inc.	1,013,500

		3,810,070

Machinery -- 0.5%
5,000	Caterpillar, Inc.	397,200

Medical & Medical Services -- 0.4%
6,000	Becton, Dickinson & Co.	310,800

Oil Company - Exploration & Production -- 1.1%
16,500	Kerr-McGee Corp.	887,205

Paper & Allied Products -- 0.5%
11,000	Georgia Pacific Corp.	406,780

Petroleum & Petroleum Products -- 5.8%
16,000	ConocoPhillips	1,220,640
57,000	Exxon Mobil Corp.	2,531,370
30,000	Marathon Oil Corp.	1,135,200

		4,887,210

Real Estate Investment Trusts -- 14.3%
8,500	Amli Residential Properties Trust	249,390
11,000	Apartment Investment & Management Co.	342,430
10,000	Archstone-Smith Trust	293,300
15,000	Arden Realty, Inc.	441,150
6,000	Avalonbay Communities, Inc.	339,120
20,000	Bedford Property Investors, Inc.	584,800
22,000	Brandywine Realty Trust	598,180
10,000	Camden Property Trust	458,000
10,000	Capital Automotive Real Estate Investment Trust, Inc.	293,300
11,000	CarrAmerica Realty Corp.	332,530
3,000	CBL & Associates Properties, Inc.	165,000
11,000	Colonial Properties Trust	423,830
15,000	Commercial NET Lease Realty	258,000
40,000	Cornerstone Realty Income Trust, Inc.	350,800
13,000	Duke Realty Corp.	413,530
35,000	Equity Inns, Inc.	325,150
35,000	Equity Office Properties Trust	952,000
13,000	Equity Residential Properties Trust	386,490
8,500	First Industrial Realty Trust, Inc.	313,480
14,000	General Growth Properties	413,980
16,000	Health Care Real Estate Investment Trust, Inc.	520,000
13,000	Kimco Realty Corp.	591,500
15,000	Kramont Realty Trust	240,000
7,000	Liberty Property Trust	281,470
5,000	Mack-Cali Realty Corp.	206,900
16,500	New Plan Excel Realty Trust	385,440
9,500	Public Storage, Inc.	437,095
5,000	Reckson Associates Realty Corp.	137,300
9,000	Regency Centers Corp.	386,100
9,000	Simon Property Group, Inc.	462,780
7,000	The Macerich Co.	335,090
2,000	Vornado Realty Trust	114,220

		12,032,355

Restaurants -- 0.6%
20,000	McDonald's Corp.	520,000

Retail -- 1.8%
47,000	Limited Brands	878,900
24,000	May Department Stores Co.	659,760

		1,538,660

Technology -- 0.1%
2,000	Intel Corp.	55,200

Telephone & Telecommunications -- 2.0%
19,000	BellSouth Corp.	498,180
45,000	Sprint Corp.	792,000
12,000	Verizon Communications, Inc.	434,280

		1,724,460

Total Common Stocks (Cost $42,556,657)		46,117,890

Preferred Stock -- 42.0%
Amusement Parks -- 1.2%
40,000	The Walt Disney Co., 7.000%	1,004,000

Auto-Cars/Light Trucks -- 1.2%
40,000	General Motors Corp., 7.375%	990,000

Bank Holding Companies -- 0.3%
10,000	Suntrust Capital IV, 7.125%	251,600

Commercial Banks -- 5.7%
63,900	ASBC Capital I, 7.625%	1,634,562
40,000	Comerica Capital Trust I, 7.600%	1,036,000
54,700	Compass Capital, 7.350%	1,375,705
30,000	Fleet Capital Trust VII, 7.200%	760,500

		4,806,767

Department Stores -- 1.1%
36,900	Sears Roebuck Acceptance, 7.000%	916,227

Electrical Services -- 7.6%
55,000	Dominion CNG Capital Trust I, 7.800%	1,408,000
42,000	Energy East Capital Trust I, 8.250%	1,096,200
55,000	Entergy LA, Inc., 7.600%	1,408,550
17,000	FPL Group, Inc., 8.500%	936,700
60,000	Georgia Power Capital, 7.125%	1,542,000

		6,391,450

Financial Services -- 8.7%
7,100	BancWest Capital I, 9.500%	191,700
25,000	Everest Cap Trust 7.850%	644,250
50,000	Hartford Life Capital II, Series B, 7.625%	1,285,500
35,000	Household Capital Trust V, Series X, 10.000%	922,250
100	Lehman Brothers Holdings, Inc., Series D, 5.670%	4,550
21,000	Merrill Lynch Capital Trust V, 7.280% (b)	535,500
50,000	Morgan Stanley Capital Trust II, 7.250%	1,270,000
57,400	National Commerce Capital Trust II, 7.700%	1,475,180
40,900	SLM Corp., 6.000%	901,027

		7,229,957

Fire, Marine & Casualty Insurance -- 2.9%
55,000	Ace Ltd., Series C, 7.800%	1,452,000
37,600	Partnerre Capital Trust I, 7.900%	971,960

		2,423,960

Gas & Natural Gas -- 0.9%
15,000	Keyspan Corp., 8.750%	775,500

Insurance Carriers -- 0.3%
10,000	Travelers Property Casualty Corp., 4.500%	238,000

Life/Health Insurance -- 5.7%
52,600	Aetna, Inc., 8.500%	1,395,478
50,000	Lincoln National Capital V, Series E, 7.650%	1,272,000
65,000	PLC Capital Trust, 7.250%	1,637,350
12,900	Torchmark Capital Trust II, 7.750%	341,850
6,800	Torchmark Capital Trust I, 7.750%	177,820

		4,824,498

Property & Casualty Insurance -- 0.5%
15,000	Chubb Corp., 7.000%	419,100
Real Estate Investment Trusts -- 3.8%
20,000	HRPT Properties Trust, Series A, 9.875%	537,000
49,600	Prologis Trust, Series F, 6.750%	1,148,240
60,000	Public Storage, Series R, 8.000%	1,539,000

		3,224,240

Reinsurance -- 1.7%
57,400	RenaissanceRe Holdings Ltd., Series B, 7.300%	$1,446,480

Telephone Communication -- 0.4%
7,500	Alltel Corp., 7.750%	376,200

Total Preferred Stock (Cost $35,950,303)		35,317,979

Mutual Funds -- 2.3%
Exchange Traded Funds -- 2.3%
50,000	AMEX Technology SPDR	1,035,000
8,000	SPDR Trust, Series 1	916,240

Total Mutual Funds (Cost $1,685,188)		1,951,240

Cash Equivalent -- 0.9%
749,277	Huntington Money Market Fund, Interfund Class*	749,277

Total Cash Equivalent (Cost $749,277)		749,277

Total Investments (Cost $80,941,425) (a) -- 100.0%		84,136,386

Other Assets in Excess of Liabilities -- 0.0%		22,572

Net Assets -- 100.0%		$84,158,958

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,677,413
Unrealized depreciation	(1,482,452)

Net unrealized appreciation (depreciation)	$3,194,961

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Growth Fund

June 30, 2004 (Unaudited)

Shares		Value

Common Stocks -- 97.1%
Apparel & Textiles -- 1.8%
100,000	Cintas Corp.	$4,767,000

Banks -- 1.5%
60,000	Northern Trust Corp.	2,536,800
27,000	State Street Corp.	1,324,080

		3,860,880

Broadcast Services & Programming -- 0.7%
208,000	Liberty Media Corp., Class A (b)	1,869,920

Chemicals -- 2.7%
53,000	Du Pont (E.I.) de Nemours & Co.	2,354,260
150,000	Ecolab, Inc.	4,755,000

		7,109,260

Computer Services -- 2.6%
152,087	Hewlett Packard Co.	3,209,036
140,000	Sungard Data Systems, Inc. (b)	3,640,000

		6,849,036

Computers -- 9.0%
69,000	Cisco Systems, Inc. (b)	1,635,300
75,000	Computer Sciences Corp. (b)	3,482,250
75,000	Dell, Inc. (b)	2,686,500
54,000	International Business Machines Corp.	4,760,100
250,000	Microsoft Corp.	7,140,000
352,500	Oracle Corp. (b)	4,205,325

		23,909,475

Containers - Paper/Plastic -- 0.7%
78,000	Pactiv Corp. (b)	1,945,320

Cosmetics/Toiletries -- 2.4%
75,000	Colgate-Palmolive Co.	4,383,750
38,000	Procter & Gamble Co.	2,068,720

		6,452,470

Drugs & Health Care -- 5.8%
100,000	Abbott Laboratories	4,076,000
16,000	Amgen, Inc. (b)	873,120
26,000	Merck & Co., Inc.	1,235,000
45,000	Mylan Laboratories, Inc.	911,250
110,000	Pfizer, Inc.	3,770,800
63,000	Schering-Plough Corp.	1,164,240
65,000	Wyeth	2,350,400
13,000	Zimmer Holdings, Inc. (b)	1,146,600

		15,527,410

Electronic Components -- 1.2%
100,000	Molex, Inc.	3,208,000

Financial Services -- 6.1%
130,000	American Express Co.	6,679,400
120,000	Franklin Resources, Inc.	6,009,600
72,000	T. Rowe Price Group, Inc.	3,628,800

		16,317,800

Food & Beverages -- 3.7%
65,000	Anheuser Busch Companies, Inc.	3,510,000
100,000	Wm. Wrigley Jr. Co.	6,305,000

		9,815,000

Industrial -- 3.2%
265,500	General Electric Co.	8,602,200

Industrial Conglomerates -- 2.5%
70,000	Illinois Tool Works, Inc.	6,712,300

Instruments - Scientific -- 1.1%
50,000	Millipore Corp. (b)	2,818,500

Insurance -- 5.9%
93,750	American International Group, Inc.	6,682,500
75	Berkshire Hathaway, Inc., Class A (b)	6,671,250
52,500	Cincinnati Financial Corp.	2,284,800

		15,638,550

Medical & Medical Services -- 10.5%
90,000	Baxter International, Inc.	3,105,900
25,000	Biomet, Inc.	1,111,000
49,500	Cardinal Health, Inc.	3,467,475
30,000	Henry Schein, Inc. (b)	1,894,200
40,000	Hospira, Inc. (b)	1,104,000
73,300	Invacare Corp.	3,277,976
100,000	Johnson & Johnson	5,570,000
30,000	Medco Health Solutions, Inc. (b)	1,125,000
73,200	Medtronic, Inc.	3,566,304
40,000	Stryker Corp.	2,200,000
35,000	Wright Medical Group, Inc. (b)	1,246,000

		27,667,855

Metal Processors & Fabricators -- 0.2%
25,000	Worthington Industries, Inc.	513,250

Miscellaneous Business Services -- 5.6%
300,000	Automatic Data Processing, Inc.	12,564,000
50,000	Iron Mountain, Inc. (b)	2,413,000

		14,977,000

Multimedia -- 0.5%
10,400	Liberty Media International, Inc. (b)	385,840
50,000	Time Warner, Inc. (b)	879,000

		1,264,840

Office Supplies -- 3.0%
125,000	Avery Dennison Corp.	8,001,250

Petroleum & Petroleum Products -- 3.6%
165,000	Anadarko Petroleum Corp.	9,669,000

Printing & Publishing -- 2.4%
65,300	Media General, Inc., Class A	4,193,566
60,000	Viacom, Inc., Class B	2,143,200

		6,336,766

Retail -- 8.7%
240,000	Home Depot, Inc.	8,448,000
132,000	Kohl's Corp. (b)	5,580,960
248,600	Walgreen Co.	9,001,806

		23,030,766

Semi-Conductors/Instruments -- 2.1%
100,000	Analog Devices, Inc.	4,708,000
41,500	Texas Instruments, Inc.	1,003,470

		5,711,470

Technology -- 1.4%
136,000	Intel Corp.	3,753,600

Telephone & Telecommunications -- 1.9%
45,000	Qualcomm, Inc.	3,284,100
82,500	Vodafone Group PLC ADR	1,823,250

		5,107,350

Transport - Marine -- 0.9%
52,000	Carnival Corp.	2,444,000

Wholesale Distribution -- 5.4%
398,600	SYSCO Corp.	14,297,782

Total Common Stocks (Cost $140,953,426)		258,178,050

Cash Equivalents -- 3.0%
7,820,858	Huntington Money Market Fund, Interfund Class*	7,820,857
242,532	Meeder Institutional Money Market Fund	242,532

Total Cash Equivalents (Cost $8,063,389)		8,063,389

Total Investments (Cost $149,016,815) (a) -- 100.1%		266,241,439

Liabilities in Excess of Other Assets -- (0.1)%		(206,125)

Net Assets -- 100.0%		$266,035,314

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$122,695,163
Unrealized depreciation	(5,470,539)

Net unrealized appreciation (depreciation)	$117,224,624

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Income Equity Fund

June 30, 2004 (Unaudited)

Shares		Value

Common Stocks -- 99.9%
Auto/Truck Parts & Equipment -- 4.4%
145,000	Genuine Parts Co.	$5,753,600
68,500	Johnson Controls, Inc.	3,656,530

		9,410,130

Banks -- 24.0%
178,200	AmSouth Bancorporation	4,538,754
60,000	Bank of America Corp.	5,077,200
100,000	Citigroup, Inc.	4,650,000
67,300	Comerica, Inc.	3,693,424
89,300	First Horizon National Corp.	4,060,471
135,000	J.P. Morgan Chase & Co.	5,233,950
216,500	MBNA Corp.	5,583,535
200,000	National City Corp.	7,002,000
59,000	Regions Financial Corp.	2,156,450
85,000	Union Planters Corp.	2,533,850
59,400	Wachovia Corp.	2,643,300
94,000	Washington Mutual, Inc.	3,632,160

		50,805,094

Chemicals -- 5.0%
194,000	Monsanto Co.	7,469,000
49,000	PPG Industries, Inc.	3,062,010

		10,531,010

Computer Services -- 7.4%
52,400	Diebold, Inc.	2,770,388
54,000	Fiserv, Inc. (b)	2,100,060
51,500	Hewlett Packard Co.	1,086,650
89,000	Pitney Bowes, Inc.	3,938,250
157,700	Symbol Technologies, Inc.	2,324,498
101,100	Thompson Corp.	3,382,806

		15,602,652

Consumer Products -- 2.6%
72,100	Fortune Brands, Inc.	5,438,503

Diversified Operations -- 1.8%
65,000	Textron, Inc.	3,857,750

Drugs & Health Care -- 3.9%
164,000	Bristol-Myers Squibb Co.	4,018,000
115,000	Wyeth	4,158,400

		8,176,400

Electric Utility -- 3.9%
96,000	Duke Energy Corp.	1,947,840
65,000	Exelon Corp.	2,163,850
200,000	Nisource, Inc.	4,124,000

		8,235,690

Food & Beverages -- 1.9%
150,000	ConAgra Foods, Inc.	4,062,000

Gas & Natural Gas -- 2.3%
115,000	Peoples Energy Corp.	4,847,250

Household Products -- 1.4%
42,000	Clorox Co.	2,258,760
51,500	RPM International, Inc.	782,800

		3,041,560

Industrial -- 3.8%
140,000	General Electric Co.	4,536,000
129,100	Standex International Corp.	3,511,520

		8,047,520

Insurance -- 12.9%
136,700	ACE Ltd.	5,779,676
97,500	Allstate Corp.	4,538,625
108,000	Lincoln National Corp.	5,103,000
34,400	MBIA, Inc.	1,964,928
120,000	Unitrin, Inc.	5,112,000
64,000	XL Capital Ltd.	4,829,440

		27,327,669

Oil Company - Exploration & Production -- 5.5%
100,000	Kerr-Mcgee Corp.	5,377,000
130,000	Occidental Petroleum Corp.	6,293,300

		11,670,300

Petroleum & Petroleum Products -- 6.2%
77,400	ChevronTexaco Corp.	7,284,114
30,000	ConocoPhillips	2,288,700
70,000	Royal Dutch Petroleum Co. ADR	3,616,900

		13,189,714

Printing & Publishing -- 4.7%
45,500	Gannett Co., Inc.	3,860,675
188,000	R.R. Donnelley & Sons Co.	6,207,760

		10,068,435

Retail -- 2.1%
165,000	May Department Stores Co.	4,535,850

Telephone & Telecommunications -- 3.6%
120,000	Alltel Corp.	6,074,400
113,000	Nokia Corp. ADR	1,643,020

		7,717,420

Textiles -- 2.5%
108,000	V.F. Corp.	5,259,600

Total Common Stocks (Cost $159,099,323)		211,824,547

Cash Equivalent -- 0.1%
216,966	Huntington Money Market Fund, Interfund Class*	216,966

Total Cash Equivalent (Cost $216,966)		216,966

Total Investments (Cost $159,316,289) (a) -- 100.0%		212,041,513

Liabilities in Excess of Other Assets -- 0.0%		(48,009)

Net Assets -- 100.0%		$211,993,504

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$54,593,979
Unrealized depreciation	(1,868,755)

Net unrealized appreciation (depreciation)	$52,725,224

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington International Equity Fund

June 30, 2004 (Unaudited)

Shares		Value

Common Stocks -- 92.6%
Austria -- 1.9%
Banks -- 1.9%
12,400	Ersete Bank der Oesterreichischen Sparkassen AG	$1,952,064

Brazil -- 1.3%
Oil & Gas -- 1.3%
48,000	Petroleo Brasileiro SA ADR	1,347,360

Canada -- 3.6%
Oil & Gas -- 2.3%
40,585	Encana Corp.	1,753,136
14,720	Encana Corp.	635,315

		2,388,451

Transportation & Shipping -- 1.3%
74,000	CP Ships Ltd.	1,312,017

		3,700,468

France -- 9.0%
Building & Construction -- 0.9%
19,188	Compagnie de Saint-Gobain	958,610

Food & Beverage -- 1.3%
15,000	Groupe Danone	1,311,465

Insurance -- 0.8%
39,900	Axa ADR	883,386

Oil & Gas -- 2.3%
12,535	Total SA	2,395,187

Optical Supplies -- 2.2%
35,500	Essilor International SA	2,322,439

Water Treatments -- 1.5%
71,800	Suez SA ADR	1,512,826

		9,383,913

Germany -- 6.0%
Computer Software -- 1.7%
10,600	SAP AG	1,770,813

Medical - Drugs -- 3.1%
33,374	Schering AG	1,973,768
29,150	Stada Arzneimittel AG	1,223,476

		3,197,244

Retail -- 1.2%
44,000	Douglas Holdings AG	1,268,908

		6,236,965

Hong Kong -- 2.1%
Financial Services -- 0.9%
320,000	The Bank Of East Asia Ltd.	914,966

Real Estate -- 1.2%
57,000	Cheung Kong Holdings Ltd.	420,235
200,000	Henderson Land Development	861,627

		1,281,862

		2,196,828

Ireland -- 3.9%
Banking/Insurance -- 1.3%
85,000	Anglo Irish Bank Corp. PLC	1,331,890

Building Products -- 1.1%
53,300	CRH PLC	1,130,896

Food & Beverage -- 1.5%
75,300	Kerry Group PLC, Class A	1,597,682

		4,060,468

Japan -- 18.5%
Commercial Banks -- 3.2%
175,000	Mitsubishi Tokyo Financial Group, Inc. ADR	1,639,750
244,000	The 77th Bank Ltd.	1,668,223

		3,307,973

Computer Services/Software -- 1.0%
19,000	Canon, Inc.	1,003,951

Construction Materials & Supplies -- 1.5%
135,000	Hitachi Construction Machinery Co. Ltd.	1,602,830

Cosmetics & Toiletries -- 3.1%
128,000	Shiseido Co. Ltd.	1,617,349
31,600	Uni-Charm Corp.	1,579,710

		3,197,059

Diversified Products -- 0.9%
117,000	Kuraray Co. Ltd.	960,127

Electronics -- 3.1%
130,000	Matsushita Electric Industrial Co. Ltd.	1,850,488
94,000	Sharp Corp.	1,505,624

		3,356,112

Food & Beverage -- 1.8%
159,000	Ajinomoto Co., Inc.	1,919,923

Medical Supplies -- 1.8%
73,100	Terumo Corp.	1,837,240

Optical Supplies -- 2.1%
20,800	Hoya Corp.	2,182,834

Toys -- 0.0%
50	Nintendo Co. Ltd.	5,812

		19,373,861

Mexico -- 1.5%
Construction Materials & Supplies -- 1.5%
53,255	Cemex SA ADR	1,549,721

Netherlands -- 4.3%
Electronics -- 0.7%
26,642	Philips Electronics NV	718,943

Insurance -- 1.8%
79,084	ING Group NV	1,870,840

Transportation -- 1.8%
83,000	TNT Post Group NV	1,900,727

		4,490,510

Singapore -- 0.9%
Telecommunications -- 0.9%
724,000	Singapore Telecommunications Ltd.	948,361

South Korea -- 2.6%
Steel -- 1.2%
38,000	POSCO ADR	1,273,380

Telephone Communications -- 1.4%
66,000	SK Telecom Co. Ltd. ADR	1,385,340

		2,658,720

Spain -- 5.2%
Banks -- 1.1%
81,700	Banco Bilbao Vizcaya SA ADR	1,102,950

Building-Heavy Construction -- 1.3%
35,800	Fomento De Construcciones y Contratas SA	1,329,717

Electric Integrated -- 1.5%
82,000	Endesa SA	1,583,854

Telephone Communications -- 1.3%
93,300	Telefonica SA	1,382,306

		5,398,827

Sweden -- 3.5%
Banking & Finance -- 1.1%
57,600	ForeningsSparbanken AB	1,104,095

Manufacturing - Consumer Goods -- 1.2%
65,000	Electrolux AB, Series B	1,250,266

Tools -- 1.2%
37,900	Sandvik AB	1,296,563

		3,650,924

Switzerland -- 6.8%
Banking/Insurance -- 1.1%
16,046	UBS AG	1,133,392

Chemicals - Specialty -- 2.4%
149,400	Syngenta AG ADR (b)	2,508,425

Machinery -- 1.8%
6,400	Schindler Holding AG	1,841,524

Medical - Drugs -- 1.5%
34,900	Novartis AG	1,543,321

		7,026,662

United Kingdom -- 19.8%
Aerospace -- 1.9%
145,200	Smiths Group PLC	1,971,755

Banks -- 1.4%
91,000	Standard Chartered PLC	1,486,532

Commercial Banks -- 1.3%
163,000	Barclays PLC	1,392,871

Diversified Operations -- 1.2%
256,700	Tompkins PLC	1,281,813

Electric Utility -- 1.4%
116,000	Scottish & Southern Energy PLC	1,438,071

Food & Beverage -- 2.0%
154,400	Cadbury Schweppes PLC	1,336,234
20,800	Cadbury Schweppes PLC ADR	729,664

		2,065,898

Insurance -- 1.2%
261,700	Tesco PLC	1,267,506

Medical - Drugs -- 1.6%
40,900	GlaxoSmithkline PLC ADR	1,695,714

Metals -- 1.6%
17,100	Rio Tinto PLC ADR	1,676,655

Oil & Gas -- 3.3%
338,000	BG Group PLC	2,088,973
156,000	BP Amoco PLC	1,382,007

		3,470,980

Retail -- 1.4%
113,100	Boots Group PLC	1,415,493

Telephone Communications -- 1.5%
710,000	Vodafone Group PLC	1,559,560

		20,722,848

United States -- 1.7%
Oil-Field Services -- 1.7%
27,500	Schlumberger Ltd. ADR	1,746,525

Total Common Stocks (Cost $79,442,969)		96,445,025

Mutual Funds -- 3.1%
India -- 0.9%
Management Investment Operation -- 0.9%
49,000	Morgan Stanley India Investment Fund	987,350

Japan -- 2.2%
Management Investment Operation -- 2.2%
208,000	iShares MSCI Japan Index Fund	2,208,960

Total Mutual Funds (Cost $2,479,130)		3,196,310

Repurchase Agreement -- 3.1%
$3,256,000	State Street Repurchase Agreement, 0.100%, dated 6/30/04, due 7/1/04 (Fully Collateralized by U.S. Treasury securities)	3,256,000

Total Repurchase Agreement (Cost $3,256,000)		3,256,000

Total Investments (Cost $85,178,099) (a) -- 98.8%		102,897,335

Other Assets in Excess of Liabilities -- 1.2%		1,199,270

Net Assets -- 100.0%		$104,096,605

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$18,098,602
Unrealized depreciation	(379,366)

Net unrealized appreciation (depreciation)	$17,719,236

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Macro 100 Fund

June 30, 2004 (Unaudited)

Shares		Value

Common Stocks -- 98.9%
Aerospace & Defense -- 0.8%
2,500	Raytheon Co.	$89,425

Auto/Truck Parts & Equipment -- 0.4%
1,300	Genuine Parts Co.	51,584

Banks -- 18.2%
2,200	AmSouth Bancorporation	56,034
4,300	Bank of America Corp.	363,866
3,100	BB&T Corp.	114,607
1,800	Countrywide Credit Industries, Inc.	126,450
1,100	First Horizon National Corp.	50,017
1,400	Regions Financial Corp.	51,170
2,200	SouthTrust Corp.	85,382
1,900	SunTrust Banks, Inc.	123,481
10,400	U.S. Bancorp	286,624
1,700	Union Planters Corp.	50,677
6,300	Wachovia Corp.	280,350
4,500	Washington Mutual, Inc.	173,880
6,100	Wells Fargo & Co.	349,103

		2,111,641

Beer, Wine, & Distilled Beverages -- 0.8%
700	Adolph Coors Co., Class B	50,638
1,000	Brown-Forman Corp.	48,270

		98,908

Chemicals -- 0.7%
1,300	PPG Industries, Inc.	81,237

Communications Equipment -- 2.6%
2,900	Comverse Technology, Inc. (b)	57,826
5,800	Nextel Communications, Inc., Class A (b)	154,628
1,400	Scientific-Atlanta, Inc.	48,300
5,400	Tellabs, Inc. (b)	47,196

		307,950

Computer Services -- 5.2%
3,200	Ebay, Inc. (b)	294,240
1,800	Jabil Circuit, Inc. (b)	45,324
7,300	Yahoo, Inc. (b)	265,209

		604,773

Computers -- 14.3%
15,900	Cisco Systems, Inc. (b)	376,830
2,500	Citrix Systems, Inc. (b)	50,900
4,000	Computer Associates International, Inc.	112,240
1,400	Computer Sciences Corp. (b)	65,002
10,200	Dell, Inc. (b)	365,364
13,700	Microsoft Corp.	391,272
25,300	Oracle Corp. (b)	301,829

		1,663,437

Computers, Peripherals & Software -- 3.2%
1,800	Adobe Systems, Inc.	83,700
4,000	Advanced Micro Devices, Inc. (b)	63,600
3,200	BMC Software, Inc. (b)	59,200
6,100	Novell, Inc. (b)	51,179
12,600	Parametric Technology Corp. (b)	63,000
3,800	Unisys Corp. (b)	52,744

		373,423

Diversified Operations -- 0.7%
1,200	Ingersoll Rand Co.	81,972

Electrical Equipment -- 0.4%
800	Cooper Industries Ltd., Class A	47,528

Electronic Components -- 3.6%
3,000	Agilent Technologies, Inc. (b)	87,840
12,200	Applied Micro Circuits Corp. (b)	64,904
2,200	Broadcom Corp., Class A (b)	102,894
4,700	Sanmina Corp. (b)	42,770
9,500	Solectron Corp. (b)	61,465
2,000	Thomas & Betts Corp.	54,460

		414,333

Financial Services -- 10.2%
6,100	American Express Co.	313,418
1,600	Capital One Financial Corp.	109,408
5,100	E*Trade Group, Inc. (b)	56,865
2,000	Franklin Resources, Inc.	100,160
1,000	Golden West Financial Corp.	106,350
3,800	Janus Capital Group, Inc.	62,662
1,900	Marshall & Ilsley Corp.	74,271
4,800	Providian Financial Corp. (b)	70,416
2,700	SLM Corp.	109,215
900	T. Rowe Price Group, Inc.	45,360
9,100	The Charles Schwab Corp.	87,451
800	Zions Bancorporation	49,160

		1,184,736

Food & Beverages -- 4.1%
3,000	Coca-Cola Enterprises, Inc.	86,970
700	R.J. Reynolds Tobacco Holdings, Inc.	47,313
6,900	The Coca-Cola Co.	348,312

		482,595

Hotels -- 0.4%
2,700	Hilton Hotels Corp.	50,382

Life Insurance -- 0.7%
2,300	Principal Financial Group	79,994

Machinery -- 0.5%
1,400	Rockwell International Corp.	52,514

Metals & Mining -- 0.9%
1,600	Freeport-McMoran Copper & Gold, Inc., Class B	53,040
700	Phelps Dodge Corp.	54,257

		107,297

Miscellaneous Business Services -- 2.2%
1,400	Autodesk, Inc.	59,934
1,300	Ryder System, Inc.	52,091
2,200	Symantec Corp. (b)	96,316
1,100	Waters Corp. (b)	52,558

		260,899

Real Estate Investment Trusts -- 1.1%
1,600	Prologis Trust	52,672
1,500	Simon Property Group, Inc.	77,130

		129,802

Retail -- 6.4%
4,100	Circuit City Stores, Inc.	53,095
4,800	Gap, Inc.	116,400
10,200	Home Depot, Inc.	359,040
4,100	Lowe's Cos., Inc.	215,455

		743,990

Semi-Conductors/Instruments -- 5.3%
2,400	Analog Devices, Inc.	112,992
7,900	LSI Logic Corp. (b)	60,198
2,900	National Semiconductor Corp. (b)	63,771
2,300	NVIDIA Corp. (b)	47,150
4,400	PMC-Sierra, Inc. (b)	63,140
2,100	QLogic Corp. (b)	55,839
8,800	Texas Instruments, Inc.	212,784

		615,874

Technology -- 8.7%
23,300	ADC Telecommunications, Inc. (b)	66,172
2,900	Altera Corp. (b)	64,438
7,900	Compuware Corp. (b)	52,140
13,100	Intel Corp.	361,560
1,700	Intuit, Inc. (b)	65,586
800	Lexmark International Group, Inc. (b)	77,224
2,100	Linear Technology Corporation	82,887
2,200	Maxim Integrated Products, Inc.	115,324
1,100	Mercury Interactive Corporation (b)	54,813
2,300	Xilinx, Inc.	76,613

		1,016,757

Telephone & Telecommunications -- 5.8%
11,400	Ciena Corp. (b)	42,408
15,200	JDS Uniphase Corp. (b)	57,608
23,400	Lucent Technologies, Inc. (b)	88,452
11,300	Motorola, Inc.	206,225
3,900	Qualcomm, Inc.	284,622

		679,315

Textiles -- 0.4%
1,000	V.F. Corp.	48,700

Transport - Marine -- 1.3%
3,300	Carnival Corp.	155,100

Total Common Stocks (Cost $10,960,851)		11,534,166

Cash Equivalent -- 2.4%
282,190	Huntington Money Market Fund, Interfund Class*	282,190

Total Cash Equivalent (Cost $282,190)		282,190

Total Investments (Cost $11,243,041) (a) -- 101.3%		11,816,356

Liabilities in Excess of Other Assets -- (1.3)%		(150,941)

Net Assets -- 100.0%		$11,665,415

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$665,176
Unrealized depreciation	(91,861)

Net unrealized appreciation (depreciation)	$573,315

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Mid Corp America Fund

June 30, 2004 (Unaudited)

Shares		Value

Common Stocks -- 91.7%
Aerospace & Defense -- 0.4%
9,600	Alliant Techsystems, Inc. (b)	$608,064

Amusement & Recreation Services -- 0.2%
12,000	Boyd Gaming Corp.	318,840

Apparel & Textiles -- 1.4%
3,000	G & K Services, Inc., Class A	120,570
10,600	Jones Apparel Group, Inc.	418,488
22,500	Liz Claiborne, Inc.	809,550
14,000	Reebok International Ltd.	503,720
10,000	UniFirst Corp.	290,900

		2,143,228

Auto/Truck Parts & Equipment -- 1.4%
5,600	Cummins Engine, Inc.	350,000
22,000	Johnson Controls, Inc.	1,174,360
3,000	Oshkosh Truck Corp.	171,930
10,900	Superior Industries International, Inc. (c)	364,605

		2,060,895

Banks -- 6.5%
14,600	Amcore Financial, Inc.	440,336
21,200	BancorpSouth, Inc.	477,636
30,100	Banknorth Group, Inc.	977,648
18,818	BOK Financial Corp. (b)	738,983
20,700	Chittenden Corp.	727,605
30,200	Compass Bancshares, Inc.	1,298,600
34,200	First Horizon National Corp.	1,555,074
5,617	Fulton Financial Corp.	113,183
13,300	M & T Bank Corp.	1,161,090
30,000	National Commerce Financial Corp.	975,000
5,333	New York Community Bancorp, Inc.	104,687
16,400	TCF Financial Corp.	952,020

		9,521,862

Beer, Wine, & Distilled Beverages -- 0.7%
14,100	Adolph Coors Co., Class B	1,019,994

Biotechnology -- 1.7%
13,000	Cephalon, Inc. (b)	702,000
26,000	Invitrogen Corp. (b)	1,871,740

		2,573,740

Building & Construction -- 2.9%
7,000	Beazer Homes USA, Inc.	702,170
16,400	Centex Corp.	750,300
11,000	D. R. Horton, Inc.	312,400
363	Eagle Materials, Inc.	25,780
3,000	Hovnanian Enterprises , Class A (b)	104,130
31,100	Insituform Technologies, Inc., Class A (b)	505,997
5,300	Lafarge North America Corp.	229,490
33,000	Pulte Homes, Inc.	1,716,990

		4,347,257

Business Services -- 0.5%
26,400	Viad Corp.	713,064

Chemicals -- 1.6%
20,700	Albemarle Corp.	655,155
17,700	Cytec Industries, Inc.	804,465
18,800	Lubrizol Corp.	688,456
3,000	Minerals Technologies, Inc.	174,000

		2,322,076

Circuits -- 0.1%
10,500	Integrated Device Technology, Inc. (b)	145,320

Communications Equipment -- 3.2%
16,900	Advanced Fibre Communications, Inc. (b)	341,380
12,500	Harris Corp.	634,375
39,000	L-3 Communications Corp.	2,605,200
32,500	Scientific-Atlanta, Inc.	1,121,250

		4,702,205

Computer Services -- 2.2%
40,500	Activision, Inc. (b)	643,950
14,300	Affiliated Computer Services, Inc. (b)	757,042
16,000	Intergraph Corp. (b)	413,760
29,000	JDA Software Group, Inc. (b)	381,930
5,000	Pinnacle Systems, Inc. (b)	35,750
11,968	SafeNet, Inc. (b)	331,274
29,100	Sungard Data Systems, Inc. (b)	756,600

		3,320,306

Computers -- 1.1%
31,200	Advanced Digital Information Corp. (b)	302,640
12,900	NCR Corp. (b)	639,711
17,200	Progress Software Corp. (b)	372,724
11,000	Storage Technology Corp. (b)	319,000

		1,634,075

Computers, Peripherals & Software -- 1.0%
6,000	Cognos, Inc. (b)	216,960
35,100	NetIQ Corp. (b)	463,320
20,000	Novell, Inc. (b)	167,800
32,000	Sybase, Inc. (b)	576,000

		1,424,080

Consulting Services -- 0.5%
40,000	Forrester Research, Inc. (b)	746,000

Consumer Products -- 0.2%
4,000	Harman International Industries, Inc.	364,000

Containers - Paper/Plastic -- 0.3%
18,300	Pactiv Corp. (b)	456,402

Diversified Operations -- 2.1%
3,000	Ball Corp.	216,150
40,700	Griffon Corp. (b)	906,796
3,000	ITT Industries, Inc.	249,000
21,500	Teleflex, Inc.	1,078,225
10,000	Textron, Inc.	593,500

		3,043,671

Drugs & Health Care -- 1.5%
23,100	Barr Laboratories, Inc. (b)	778,470
73,725	Mylan Laboratories, Inc.	1,492,931

		2,271,401

Electric Services -- 0.2%
8,000	Constellation Energy Group	303,200

Electrical Components -- 1.0%
11,500	Elbit Systems Ltd.	230,000
9,800	Intersil Corp., Class A	212,268
19,000	Rayovac Corp. (b)	533,900
30,000	Vishay Intertechnology, Inc. (b)	557,400

		1,533,568

Electrical Equipment -- 0.9%
23,600	Cooper Industries Ltd., Class A	1,402,076

Electrical Services -- 1.6%
27,800	Allete, Inc.	925,740
14,900	DP&L, Inc.	289,358
34,800	Energy East Corp.	843,900
25,800	Teco Energy, Inc.	309,342

		2,368,340

Electronic Components -- 0.3%
1,950	Benchmark Electronics, Inc. (b)	56,745
6,000	Molex, Inc.	192,480
8,000	Thomas & Betts Corp.	217,840

		467,065

Electronic Instruments -- 0.1%
10,600	PerkinElmer, Inc.	212,424

Environmental Services -- 0.6%
17,000	Stericycle, Inc. (b)	879,580

Financial Services -- 5.9%
28,500	Allied Capital Corp. (c)	695,970
17,900	Ambac Financial Group, Inc.	1,314,576
26,200	AmeriCredit Corp. (b)	511,686
12,400	Bear Stearns Companies, Inc.	1,045,444
26,900	City National Corp.	1,767,330
24,200	First American Financial Corp.	626,538
17,000	Firstmerit Corp.	448,290
15,500	Legg Mason, Inc.	1,410,655
21,000	Wilmington Trust Corp.	781,620

		8,602,109

Food & Beverages -- 2.1%
10,000	Constellation Brands, Inc. (b)	371,300
15,300	McCormick & Co., Inc.	520,200
20,700	Ralcorp Holding, Inc. (b)	728,640
18,900	Smithfield Foods, Inc. (b)	555,660
16,400	SUPERVALU, Inc.	502,004
23,600	Tyson Foods, Inc., Class A	494,420

		3,172,224

Gas & Natural Gas -- 3.6%
12,000	AGL Resources, Inc.	348,600
15,500	Atmos Energy Corp.	396,645
9,000	Keyspan Corp.	330,300
36,900	MDU Resources Group, Inc.	886,707
27,900	National Fuel Gas Co.	697,500
9,500	New Jersey Resources Corp.	395,010
11,500	Peoples Energy Corp.	484,725
45,500	Questar Corp.	1,758,120

		5,297,607

Healthcare Equipment & Supplies -- 0.8%
12,600	Hillenbrand Industries, Inc.	761,670
21,155	Viasys Healthcare, Inc. (b)	442,351

		1,204,021

Hotels -- 0.2%
4,000	Hilton Hotels Corp.	74,640
6,000	Starwood Hotels & Resorts Worldwide, Inc.	269,100

		343,740

Household Products -- 1.4%
20,800	Church & Dwight Co., Inc.	952,224
10,600	Ferro Corp.	282,808
11,000	RPM International, Inc.	167,200
10,600	Whirlpool Corp.	727,160

		2,129,392

Insurance -- 5.0%
19,200	Allmerica Financial Corp. (b)	648,960
25,300	Fidelity National Financial, Inc.	944,702
22,100	Nationwide Financial Services, Inc.	831,181
49,800	Old Republic International Corp.	1,181,256
26,000	PMI Group, Inc. (c)	1,131,520
30,900	Protective Life Corp.	1,194,903
26,700	Torchmark Corp.	1,436,460

		7,368,982

Lasers - Systems/Components -- 0.3%
13,100	Coherent, Inc. (b)	391,035

Leisure -- 1.8%
16,900	Brunswick Corp.	689,520
31,600	Callaway Golf Co.	358,344
37,200	Royal Caribbean Cruises Ltd.	1,614,852

		2,662,716

Machinery -- 2.2%
12,200	AptarGroup, Inc.	533,018
27,000	Kennametal, Inc.	1,236,600
15,600	Parker Hannifin Corp.	927,576
3,000	Rockwell International Corp.	112,530
11,800	Tecumseh Products Co., Class A	486,042

		3,295,766

Measuring Devices -- 1.8%
6,800	FLIR Systems, Inc. (b)	373,320
22,500	Tektronix, Inc.	765,450
35,300	Thermo Electron Corp. (b)	1,085,122
17,100	Trimble Navigation Ltd. (b)	475,209

		2,699,101

Medical & Medical Services -- 6.0%
33,800	Apogent Technologies, Inc. (b)	1,081,600
23,850	Coventry Health Care, Inc. (b)	1,166,265
4,000	Dentsply International, Inc.	208,400
9,000	Health Management Associates, Inc.	201,780
29,800	Lincare Holdings, Inc. (b)	979,228
22,200	Owens & Minor, Inc.	574,980
20,500	Oxford Health Plans, Inc.	1,128,320
18,000	Pediatrix Medical Group, Inc. (b)	1,257,300
22,500	Renal Care Group, Inc. (b)	745,425
25,000	Respironics, Inc. (b)	1,468,750

		8,812,048

Metal Processors & Fabrication -- 0.6%
16,400	Precision Castparts Corp.	896,916

Miscellaneous Business Services -- 3.1%
29,600	Cadence Design Systems, Inc. (b)	433,048
7,740	Caremark Rx, Inc. (b)	254,956
4,600	Electronic Arts, Inc. (b)	250,930
26,700	NCO Group, Inc. (b)	712,623
16,000	Ryder System, Inc.	641,120
44,800	Symantec Corp. (b)	1,961,344
23,000	US Oncology, Inc. (b)	338,560

		4,592,581

Office Supplies -- 0.1%
3,000	Avery Dennison Corp.	192,030

Oil & Gas - Exploration & Production -- 1.6%
19,822	Devon Energy Corp.	1,308,252
15,600	Suncor Energy, Inc. ADR	399,516
10,200	Unocal Corp.	387,600
5,800	Weatherford International, Inc. (b)	260,884

		2,356,252

Paper & Paper Products -- 0.3%
23,500	Rock-Tenn Co.	398,325

Paperboard Containers & Boxes -- 0.1%
6,200	Bemis Co.	175,150

Personal Products -- 0.6%
27,800	NBTY, Inc. (b)	817,042

Petroleum & Petroleum Products -- 5.0%
27,710	Apache Corp.	1,206,771
62,700	Chesapeake Energy Corp.	922,944
11,300	Forest Oil Corp. (b)	308,716
14,600	Helmerich & Payne, Inc.	381,352
9,600	Murphy Oil Corp.	707,520
68,186	Patina Oil & Gas Corp.	2,036,715
28,700	Tidewater, Inc.	855,260
15,000	Unit Corp. (b)	471,750
27,300	Vintage Petroleum, Inc.	463,281

		7,354,309

Pharmaceuticals -- 0.9%
10,000	Biovail Corp. (b)	189,800
23,500	Omnicare, Inc.	1,006,035
6,000	Watson Pharmaceutical, Inc. (b)	161,400

		1,357,235

Pollution Control -- 0.7%
36,800	Pall Corp.	963,792

Printing & Publishing -- 1.5%
23,636	Banta Corp.	1,049,675
51,400	Paxar Corp. (b)	1,003,328
7,000	R.R. Donnelley & Sons Co.	231,140

		2,284,143

Real Estate Investment Trusts -- 1.0%
27,100	LNR Property Corp.	1,470,175

Restaurants -- 0.4%
22,000	Ruby Tuesday, Inc.	603,900

Retail -- 4.3%
19,400	Abercrombie & Fitch Co., Class A	751,750
30,900	AnnTaylor Stores Corp. (b)	895,482
43,088	Applebee's International, Inc.	991,874
17,000	Furniture Brands International, Inc.	425,850
8,900	Nieman Marcus Group, Inc.	495,285
20,000	Nordstrom, Inc.	852,200
3,000	Pacific Sunwear of California, Inc. (b)	58,710
8,000	PETsMART, Inc.	259,600
27,500	Sonic Automotives, Inc.	609,125
6,000	Tiffany & Co.	221,100
31,800	Zales Corp. (b)	866,868

		6,427,844

Schools -- 0.2%
5,000	Career Education Corp. (b)	227,800

Semiconductor Equipment -- 1.8%
9,200	DuPont Photomasks, Inc. (b)	187,036
15,000	ESS Technology, Inc. (b)	160,650
24,400	Imation Corp.	1,039,684
23,200	International Rectifier Corp. (b)	960,944
9,400	Varian Semiconductor Equipment Associates, Inc. (b)	362,464

		2,710,778

Telephone & Telecommunications -- 0.7%
12,000	CenturyTel, Inc.	360,480
33,000	Ciena Corp. (b)	122,760
3,700	Commonwealth Telephone Enterprises, Inc. (b)	165,649
11,100	US Cellular Corp. (b)	427,905

		1,076,794

Shares or Principal Amount		Value

Tires & Tubes -- 0.2%
13,900	Cooper Tire & Rubber Co.	$319,700

Tools & Accessories -- 0.8%
20,700	Snap-On, Inc.	694,485
9,700	The Stanley Works	442,126

		1,136,611

Wholesale Distribution -- 1.5%
25,000	AmerisourceBergen Corp.	1,494,500
16,200	BorgWarner, Inc.	709,074

		2,203,574

Woven Carpets & Rugs -- 1.0%
19,500	Mohawk Industries, Inc. (b)	1,429,935

Total Common Stocks (Cost $105,670,726)		135,876,360

Mutual Funds -- 7.2%
Exchange Traded Funds -- 7.2%
45,000	iShares S&P Midcap 400	5,472,000
46,500	Midcap SPDR Trust Series I (c)	5,173,125

Total Mutual Funds (Cost $8,496,867)		10,645,125

Cash Equivalent -- 1.1%
1,683,775	Huntington Money Market Fund, Interfund Class*	1,683,775

Total Cash Equivalent (Cost $1,683,775)		1,683,775

Short-Term Securities Held as Collateral for Securities Lending -- 4.6%
$6,822,700	Pool of various securities for Huntington Funds--footnote 2 (Securities Lending)	6,822,700

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $6,822,700)		6,822,700

Total Investments (Cost $122,674,068) (a) -- 104.6%		155,027,960

Liabilities in Excess of Other Assets -- (4.6)%		(6,840,000)

Net Assets -- 100.0%		$148,187,960

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$35,515,337
Unrealized depreciation	(3,161,445)

Net unrealized appreciation (depreciation)	$32,353,892

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington New Economy Fund

June 30, 2004 (Unaudited)

Shares		Value

Common Stocks -- 97.6%
Aerospace & Defense -- 0.3%
4,400	Armor Holdings, Inc. (b)	$149,600

Apparel & Textiles -- 2.0%
5,400	Bebe Stores, Inc. (b)	108,000
6,800	Coach, Inc. (b)	307,292
6,300	Fossil, Inc. (b)	171,675
7,500	K-Swiss, Inc., Class A	151,575
10,800	The Children's Place, Inc. (b)	254,016

		992,558

Auto Dealers -- 0.2%
6,200	Asbury Automotive Group (b)	93,000

Auto/Truck Parts & Equipment -- 1.8%
4,500	Autoliv, Inc.	189,900
2,800	Brilliance China Automotive Holdings Ltd. ADR	82,460
2,900	Cummins Engine, Inc.	181,250
1,900	Lear Corp.	112,081
1,485	Magna International, Inc.	126,477
3,300	PACCAR, Inc.	191,367

		883,535

Banks -- 5.7%
6,550	Countrywide Credit Industries, Inc.	460,137
8,100	Dime Community Bancshares	141,588
4,100	First Republic Bancorp, Inc.	176,628
6,200	Flagstar Bancorp, Inc.	123,256
3,800	Independence Community Bank Corp.	138,320
5,200	Irwin Financial Corp.	137,280
4,500	MB Financial, Inc.	165,645
3,200	New Century Financial Corp.	149,824
8,666	New York Community Bancorp, Inc.	170,114
8,400	R & G Financial Corp., Class B	277,704
7,200	Sovereign Bancorp	159,120
6,100	UCBH Holdings, Inc.	241,072
3,350	Washington Mutual, Inc.	129,444
3,400	Webster Financial Corp.	159,868
3,500	WFS Financial, Inc. (b)	173,285

		2,803,285

Batteries/ Battery Systems -- 0.4%
3,800	Energizer Holdings, Inc. (b)	171,000

Biotechnology -- 0.6%
4,400	Invitrogen Corp. (b)	316,756

Building & Construction -- 5.4%
5,500	Centex Corp.	251,625
9,550	D. R. Horton, Inc.	271,220
7,800	Dycom Industries, Inc. (b)	218,400
57	Eagle Materials, Inc.	4,048
193	Eagle Materials, Inc., Class B	13,365
1,700	KB Home	116,671
3,200	Lennar Corp.	143,104
2,700	M/I Schottenstein Homes, Inc.	109,620
6,900	Masco Corp.	215,142
1,947	MDC Holdings, Inc.	123,849
1	MI Developments, Inc., Class A	14
230	NVR, Inc. (b)	111,366
2,100	Pulte Homes, Inc.	109,263
1,400	Ryland Group, Inc.	109,480
4,100	Simpson Manufacturing Co., Inc.	230,092
3,300	Standard-Pacific Corp.	162,690
5,600	Terex Corp. (b)	191,128
7,700	Washington Group International, Inc. (b)	276,353

		2,657,430

Chemicals -- 2.0%
2,200	Eastman Chemical Co.	101,706
3,100	Georgia Gulf Corp.	111,166
3,000	Monsanto Co.	115,500
12,200	OM Group, Inc. (b)	402,722
5,900	TETRA Technologies, Inc. (b)	158,415
2,600	The Dow Chemical Co.	105,820

		995,329

Commercial Services & Supplies -- 1.3%
18,600	Cendant Corp.	455,328
4,700	StarTek, Inc.	168,260

		623,588

Communications Equipment -- 1.2%
4,000	L-3 Communications Corp.	267,200
11,800	Nextel Communications, Inc., Class A (b)	314,588

		581,788

Computer Services -- 4.6%
15,600	Activision, Inc. (b)	248,040
28,600	Earthlink, Inc. (b)	296,010
9,100	Filenet Corp. (b)	287,287
6,400	Infospace, Inc. (b)	243,456
6,500	Intergraph Corp. (b)	168,090
5,600	Jabil Circuit, Inc. (b)	141,008
5,400	Sungard Data Systems, Inc. (b)	140,400
5,800	Synopsys, Inc. (b)	164,894
4,500	Veritas Software Corp. (b)	124,650
12,176	Yahoo, Inc. (b)	442,354

		2,256,189

Computers -- 4.1%
4,100	Ansys, Inc. (b)	192,700
15,100	Apple Computer, Inc. (b)	491,354
6,200	Cerner Corp. (b)	276,396
9,100	Cisco Systems, Inc. (b)	215,670
10,800	EMC Corp. (b)	123,120
5,100	NCR Corp. (b)	252,909
6,700	Progress Software Corp. (b)	145,189
4,200	Sandisk Corp. (b)	91,098
10,300	Transaction Systems Architects, Inc., Class A (b)	221,759

		2,010,195

Consumer Products -- 0.7%
4,900	Finish Line, Class A (b)	147,833
2,000	Harman International Industries, Inc.	182,000

		329,833

Diversified Operations -- 1.1%
1,500	Ball Corp.	108,075
17,800	Casella Waste Systems, Inc., Class A (b)	234,070
5,400	The Brink's Co.	184,950

		527,095

Electronic Components -- 1.6%
9,750	Benchmark Electronics, Inc. (b)	283,725
10,400	Flextronics International Ltd. (b)	165,880
26,800	Sanmina Corp. (b)	243,880
42,800	Viscount Systems, Inc. (b)	91,164

		784,649

Environmental Services -- 0.4%
3,900	Stericycle, Inc. (b)	201,786

Financial Services -- 1.5%
7,275	Doral Financial Corp.	250,988
5,100	First American Financial Corp.	132,039
1,500	Golden West Financial Corp.	159,525
4,000	H & R Block, Inc.	190,720

		733,272

Food & Beverages -- 4.8%
11,700	Archer-Daniels-Midland Co.	196,326
7,500	Chiquita Brands International, Inc. (b)	156,900
7,100	Coca-Cola Enterprises, Inc.	205,829
4,600	Constellation Brands, Inc. (b)	170,798
5,900	Flowers Foods, Inc.	154,285
6,300	Hormel Foods Corp.	195,930
7,300	Pilgrim's Pride Corp.	211,262
5,000	Ralcorp Holding, Inc. (b)	176,000
6,150	Sanderson Farms, Inc.	329,763
6,900	Smithfield Foods, Inc. (b)	202,860
9,800	Tyson Foods, Inc., Class A	205,310
3,500	YUM! Brands, Inc. (b)	130,270

		2,335,533

Hotels -- 0.8%
8,300	Caesars Entertainment, Inc. (b)	124,500
2,500	MGM Grand, Inc. (b)	117,350
3,100	Starwood Hotels & Resorts Worldwide, Inc.	139,035

		380,885

Household Furnishings -- 0.5%
4,200	American Woodmark Corp.	251,370

Insurance -- 1.7%
5,142	Fidelity National Financial, Inc.	192,002
1,700	Progressive Corp.	145,010
7,826	UnitedHealth Group, Inc.	487,169

		824,181

Internet Services -- 0.4%
10,600	Verisign, Inc. (b)	210,940

Leisure -- 0.6%
2,800	Brunswick Corp.	114,240
3,700	Royal Caribbean Cruises Ltd.	160,617

		274,857

Machinery -- 1.0%
5,400	Albany International Corp., Class A	181,224
8,200	Sauer-Danfoss, Inc.	139,974
2,900	Smith International, Inc. (b)	161,704

		482,902

Measuring Devices -- 0.8%
7,000	FLIR Systems, Inc. (b)	384,300

Medical & Medical Services -- 15.2%
3,300	Aetna US Healthcare, Inc.	280,500
8,400	Apria Healthcare Group, Inc. (b)	241,080
4,300	Bausch & Lomb, Inc.	279,801
6,100	Becton, Dickinson & Co.	315,980
4,300	Bio-Rad Laboratories, Inc., Class A (b)	253,098
5,500	Cooper Companies, Inc.	347,435
7,400	Coventry Health Care, Inc. (b)	361,860
11,700	DaVita, Inc. (b)	360,711
4,900	Dentsply International, Inc.	255,290
4,500	Genesis Healthcare Corp. (b)	130,680
4,100	Henry Schein, Inc. (b)	258,874
26,600	Hologic, Inc. (b)	618,450
5,200	Medtronic, Inc.	253,344
9,000	Neighborcare, Inc. (b)	281,970
11,800	Ocular Sciences, Inc. (b)	448,400
26,400	Option Care, Inc.	402,864
4,400	Patterson Dental Co. (b)	336,556
5,500	Pediatrix Medical Group, Inc. (b)	384,175
3,100	Quest Diagnostics, Inc.	263,345
10,200	Renal Care Group, Inc. (b)	337,926
7,800	St. Jude Medical, Inc. (b)	590,070
4,700	Varian Medical Systems, Inc. (b)	372,945

		7,375,354

Medical - HMO -- 3.4%
3,000	Anthem, Inc. (b)	268,680
14,300	Humana, Inc. (b)	241,670
9,700	PacifiCare Health Systems, Inc. (b)	375,002
11,500	Sierra Health Services, Inc. (b)	514,050
2,400	WellPoint Health Networks, Inc. (b)	268,824

		1,668,226

Metals & Mining -- 2.0%
4,944	Barrick Gold Corp.	97,644
2,500	Freeport-McMoran Copper & Gold, Inc., Class B	82,875
4,800	Newmont Mining Corp.	186,048
1,500	Nucor Corp.	115,140
1,500	Phelps Dodge Corp.	116,265
4,500	Reliance Steel & Aluminum Co.	181,440
7,200	Timken Co.	190,728

		970,140

Miscellaneous Business Services -- 7.0%
12,600	Accenture Ltd. (b)	346,248
10,100	Acxiom Corp.	250,783
16,600	Autodesk, Inc. (c)	710,646
1,900	Black & Decker Corp.	118,047
17,200	Caremark Rx, Inc. (b)	566,568
3,000	Electronic Arts, Inc. (b)	163,650
2,500	GTECH Holdings Corp.	115,775
3,100	Inco Ltd. (b)	107,136
8,500	Jack Henry & Associates, Inc.	170,850
3,400	News Corp. Ltd. ADR	120,428
15,900	Polycom, Inc. (b)	356,319
3,900	Steel Dynamics, Inc. (b)	111,657
5,700	Symantec Corp. (b)	249,546

		3,387,653

Office Equipment & Supplies -- 0.3%
2,700	Avid Technology, Inc. (b)	147,339

Oil Company - Exploration & Production -- 1.8%
2,982	Kerr-Mcgee Corp.	160,342
3,200	Occidental Petroleum Corp.	154,912
4,100	Pogo Producing Co.	202,540
5,500	Transocean Sedco Forex, Inc. (b)	159,170
7,166	Xto Energy, Inc.	213,475

		890,439

Paper & Allied Products -- 0.7%
3,200	Boise Cascade Corp.	120,448
2,900	Georgia Pacific Corp.	107,242
1,600	Temple-Inland, Inc.	110,800

		338,490

Personal Products -- 0.9%
15,500	NBTY, Inc. (b)	455,545

Petroleum & Petroleum Products -- 1.6%
2,000	ConocoPhillips	152,580
2,100	Murphy Oil Corp.	154,770
9,400	Patina Oil & Gas Corp.	280,778
2,300	Valero Energy Corp.	169,648

		757,776

Pharmaceutical Preparations -- 1.2%
7,800	Medicis Pharmaceutical Corp., Class A	311,610
13,600	Parexel International Corp. (b)	269,280

		580,890

Pharmaceuticals -- 0.5%
6,200	Omnicare, Inc.	265,422

Process Control Instruments -- 0.4%
8,300	Flowserve Corp. (b)	207,002

Professional Services -- 1.9%
5,200	Apollo Group, Inc., Class A (b)	459,108
4,300	Strayer Education, Inc.	479,751

		938,859

Railroad Transportation -- 0.3%
8,500	CP Ships Ltd.	151,470

Real Estate Investment Trusts -- 1.2%
8,500	Annaly Mortgage Management, Inc.	144,160
3,900	Chelsea Property Group	254,358
7,700	Ventas, Inc.	179,795

		578,313

Retail -- 5.8%
16,500	7-ELEVEN, Inc. (b)	294,525
5,400	Aeropostale, Inc. (b)	145,314
4,950	AnnTaylor Stores Corp. (b)	143,451
4,950	Applebee's International, Inc.	113,949
6,100	AutoNation, Inc. (b)	104,310
3,200	CBRL Group, Inc.	98,720
4,000	Chico's FAS, Inc. (b)	180,640
4,000	CVS Corp.	168,080
8,200	Foot Locker, Inc.	199,588
3,200	J.C. Penney Co., Inc.	120,832
2,200	Kmart Holding Corp. (b)(c)	157,960
2,000	Lowe's Cos., Inc.	105,100
2,800	Nordstrom, Inc.	119,308
2,900	O'Reilly Automotive, Inc. (b)	131,080
4,800	Pacific Sunwear of California, Inc. (b)	93,936
4,600	PETsMART, Inc.	149,270
4,450	RARE Hospitality International, Inc. (b)	110,805
3,200	Regis Corp.	142,688
4,200	TBC Corp. (b)	99,960
2,300	Urban Outfitters, Inc. (b)	140,093

		2,819,609

Schools -- 0.8%
8,800	Career Education Corp. (b)	400,928

Software -- 0.7%
18,300	Alliance Atlantis Communications, Inc., Class B (b)	336,738

Technology -- 1.9%
8,400	Altera Corp. (b)	186,648
31,000	Compuware Corp. (b)	204,600
6,500	Intel Corp.	179,400
7,300	Micros Systems, Inc. (b)	350,181

		920,829

Telecommunication Equipment -- 0.3%
8,800	Tekelec (b)	159,896

Telephone & Telecommunications -- 1.2%
20,300	Aspect Communications (b)	288,260
4,100	Telephone & Data Systems, Inc.	291,920

		580,180

Transportation Services -- 1.3%
5,600	ABX Air, Inc. (b)	38,248
2,500	Fedex Corp.	204,225
6,400	J.B. Hunt Transport Services, Inc.	246,912
3,585	Yellow Roadway Corp. (b)	142,898

		632,283

Wholesale Distribution -- 1.7%
3,100	CDW Corp.	197,656
4,000	Fastenal Co.	227,320
8,600	SCP Pool Corp.	387,000

		811,976

Total Common Stocks (Cost $37,550,424)		47,631,213

Preferred Stock -- 0.0%
Miscellaneous Business Services -- 0.0%
690	News Corp. Ltd. ADR	22,687

Total Preferred Stock (Cost $19,978)		22,687

Cash Equivalent -- 2.5%
1,196,644	Huntington Money Market Fund, Interfund Class*	1,196,644

Total Cash Equivalent (Cost $1,196,644)		1,196,644

Principal Amount		Value

Short-Term Securities Held as Collateral for Securities Lending -- 1.6%
$784,500	Pool of various securities for Huntington Funds--footnote 2 (Securities Lending)	$784,500

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $784,500)		784,500

Total Investments (Cost $39,551,546) (a) -- 101.7%		$49,635,044

Liabilities in Excess of Other Assets -- (1.7)%		(811,026)

Net Assets -- 100.0%		$48,824,018

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,640,359
Unrealized depreciation	(556,861)

Net unrealized appreciation (depreciation)	$10,083,498

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Rotating Markets Fund

June 30, 2004 (Unaudited)

Shares		Value

Mutual Funds -- 98.4%
15,291	DIAMONDS Trust Series I	$1,598,674
34,247	iShares EAFE Index Fund	4,898,690
22,715	iShares MSCI EMU Index Fund	1,409,693
52,485	iShares MSCI Japan Index Fund	557,391
39,371	iShares MSCI United Kingdom Index Fund	635,842
73,076	iShares Russell 1000 Index Fund	4,466,404
21,933	iShares S&P Global 100 Index Fund	1,272,114
10,834	iShares S&P Small Cap 600 Index Fund	1,592,598
24,610	iShares U.S. Healthcare Sector Index Fund	1,443,869
14,175	Midcap SPDR Trust Series I	1,576,969
16,833	NASDAQ 100 Index Fund	635,446
9,541	SPDR Trust Series 1	1,092,731

Total Mutual Funds (Cost $18,587,811)		21,180,421

Cash Equivalent -- 1.5%
312,554	Huntington Money Market Fund, Interfund Class*	$312,554

Total Cash Equivalent (Cost $312,554)		312,554

Total Investments (Cost $18,900,365) (a) -- 99.9%		21,492,975

Other Assets in Excess of Liabilities -- 0.1%		17,854

Net Assets -- 100.0%		$21,510,829

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,626,476
Unrealized depreciation	(33,866)

Net unrealized appreciation (depreciation)	$2,592,610

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Situs Small Cap Fund

June 30, 2004 (Unaudited)

Shares		Value

Australia -- 1.1%
Chemicals - Diversified -- 0.5%
16,000	Orica Ltd.	$168,830

Diversified Minerals -- 0.3%
41,000	Iluka Resources Ltd.	129,502

Property Trust -- 0.3%
37,100	Stockland	134,294

		432,626

Denmark -- 0.4%
Electrical & Electronic -- 0.2%
5,300	Vestas Wind Systems A/S (b)	78,052

Pharmaceuticals -- 0.2%
2,200	Novozymes A/S, Class B	99,454

		177,506

Finland -- 0.2%
Machinery -- 0.2%
1,600	Kone OYJ, Class B	96,928

Germany -- 0.9%
Drugs -- 0.1%
850	Stada Arzneimittel AG	35,676

Retail -- 0.8%
4,600	Douglas Holding AG	132,659
3,275	Fielmann AG	209,660
		342,319

		377,995

Hong Kong -- 0.2%
Television -- 0.2%
19,000	Television Broadcasts Ltd.	81,367

Ireland -- 0.6%
Financial Services -- 0.4%
55,000	Halma PLC	160,581

Food & Beverage -- 0.2%
3,200	Kerry Group PLC	67,896

		228,477

Italy -- 0.2%
Oil & Gas -- 0.2%
7,200	Saipem SPA	65,672

Japan -- 1.1%
Agriculture -- 0.0%
90	Hokuto Corp.	1,585

Electrical & Electronic -- 0.3%
14,000	Furuno Electric	103,051

Fats & Oils -- 0.4%
14,000	Fuji Oil Co. Ltd.	178,827

Medical Supplies -- 0.4%
9,000	Tanabe Seiyaku Co. Ltd.	80,720
2,700	Terumo Corp.	67,860
		148,580

		432,043

Singapore -- 0.2%
Beer & Ale -- 0.2%
22,000	Asia Pacific Breweries Ltd.	98,620

Spain -- 0.4%
Public Thoroughfares -- 0.4%
8,635	Acesa Infraestructuras SA	150,783

Switzerland -- 0.3%
Confectionery -- 0.3%
10	Lindt & Spruengli AG	118,257

United Kingdom -- 0.8%
Commercial Services -- 0.3%
44,800	Aggreko PLC	134,060

Diversified Minerals -- 0.3%
8,600	Antofagasta Holdings	147,135

Industrial Goods & Services -- 0.2%
7,300	Bunzl PLC	61,052

		342,247

United States -- 92.9%
Aerospace & Defense -- 2.8%
6,300	Alliant Techsystems, Inc. (b)	399,042
21,300	Armor Holdings, Inc. (b)	724,200

		1,123,242

Banking -- 6.5%
15,300	Anchor Bancorp Wisconsin, Inc.	404,532
20,000	Bancshares of Florida, Inc (b)	279,000
9,160	Banknorth Group, Inc.	297,517
37,200	Colonial Bancgroup, Inc.	675,924
7,500	Main Street Banks, Inc.	210,750
8,420	SCBT Financial Corp	253,863
10,200	WSFS Financial Corp.	496,434

		2,618,020

Building & Construction -- 2.6%
18,400	Florida Rock Industries	775,928
4,125	MDC Holdings, Inc.	262,391

		1,038,319

Business Services -- 2.0%
8,900	CDI Corp.	307,940
12,300	Jacobs Engineering Group, Inc. (b)	484,374

		792,314

Chemicals -- 0.5%
6,500	Albemarle Corp.	205,725

Combination Utility Services -- 0.5%
6,100	Northwest Natural Gas Co.	186,050

Commercial Physical Research -- 0.5%
16,000	Albany Molecular Research (b)	206,880

Commercial Services & Supplies -- 0.7%
8,000	StarTek, Inc.	286,400

Communications Equipment -- 0.9%
14,900	Standard Microsystems Corp. (b)	347,468

Computer Services -- 7.0%
16,000	Cerner Corp. (b)(c)	713,280
27,000	Espeed, Inc. (b)	476,550
19,300	Hutchinson Technology, Inc. (b)	474,587
26,000	Intergraph Corp. (b)	672,360
23,900	Transaction Systems Architects, Inc. (b)	514,567

		2,851,344

Consumer Products - Misc. -- 1.1%
7,000	The Scotts Co. (b)	447,160

Electric Services -- 3.1%
28,100	Audiovox Corp. (b)	474,328
16,400	Hawaiian Electric Industries, Inc.	428,040
27,600	Methode Electronics, Inc.	357,972

		1,260,340

Electronic Measuring Instruments -- 1.3%
14,300	Garmin Ltd. (c)	529,672

Energy -- 1.1%
17,000	Headwaters, Inc. (b)	440,810

Fire, Marine & Casualty Insurance -- 1.7%
17,000	Arch Capital Group (b)	677,960

Food & Beverages -- 2.0%
17,477	Fresh Del Monte Produce, Inc. (c)	441,644
8,000	Performance Food Group Co. (b)	212,320
5,700	RARE Hospitality International, Inc. (b)	141,930

		795,894

Gas Production & Distribution -- 0.7%
8,250	UGI Corp.	264,825

Home Furnishings Rental -- 1.0%
13,850	RENT-A-CENTER, Inc. (b)	414,531

Hotels & Lodging -- 3.2%
10,000	Kerzner International Ltd. (b)(c)	475,600
11,700	Mandalay Resort Group	803,088

		1,278,688

Household Furnishings -- 3.2%
5,000	American Woodmark Corp.	299,250
37,050	Fossil, Inc. (b)	1,009,613

		1,308,863

Insurance -- 1.3%
22,300	Scottish Annuity & Life Holdings Ltd.	518,475

Leisure -- 1.2%
11,650	Brunswick Corp.	475,320

Machinery -- 3.6%
15,000	Cuno, Inc. (b)	800,250
19,000	Intermagnetics General Corp. (b)	646,570

		1,446,820

Medical & Medical Services -- 6.1%
11,100	Bio-Rad Laboratories, Inc., Class A (b)	653,346
6,200	Coventry Health Care, Inc. (b)	303,180
15,000	Edwards Lifesciences Corp. (b)	522,750
2,000	Henry Schein, Inc. (b)	126,280
10,000	Kindred Healthcare, Inc. (b)	263,500
2,050	Unitedhealth Group, Inc.	127,613
31,300	US Oncology, Inc. (b)	460,736

		2,457,405

Metals & Mining -- 3.6%
13,000	Precision Castparts Corp.	710,970
28,500	RTI International Metals, Inc. (b)	454,575
10,700	Timken Co.	283,443

		1,448,988

Miscellaneous Business Services -- 0.8%
8,000	Ryder System, Inc.	320,560

Nursing & Personal Care Facilities -- 0.3%
3,900	Manor Care, Inc.	127,452

Office Equipment -- 1.5%
16,000	Global Imaging Systems, Inc. (b)	586,560

Paper & Paper Products -- 1.2%
14,800	Universal Forest Products	477,300

Petroleum & Petroleum Products -- 8.8%
20,000	Denbury Resources, Inc. (b)	419,000
13,200	Houston Exploration Co. (b)	684,287
9,800	Hydril Co. (b)	308,700
4,700	Newfield Exploration Co. (b)	261,978
24,750	Patina Oil & Gas Corp.	739,282
10,500	Varco International, Inc. (b)	229,845
16,500	Veritas DGC, Inc. (b)	381,975
18,416	Xto Energy, Inc.	548,613

		3,573,680

Pharmaceuticals -- 0.5%
6,000	Par Pharmaceutical, Inc. (b)	211,260

Printing & Publishing -- 0.5%
4,600	Banta Corp.	204,286

Real Estate Investment Trusts -- 1.5%
6,900	CBL & Associates Properties, Inc.	379,500
3,000	Healthcare Realty Trust, Inc.	112,440
10,900	HRPT Properties Trust	109,109

		601,049

Recreation & Utility Trailer Dealers -- 0.6%
7,200	Thor Industries, Inc.	240,912

Residential Building Construction -- 0.4%
4,100	Toll Brothers, Inc. (b)	173,512

Residential Lighting Fixtures -- 1.4%
17,000	Thomas Industries, Inc.	564,400

Retail -- 8.5%
7,500	AnnTaylor Stores Corp. (b)	217,350
5,500	Columbia Sportswear Co. (b)	300,410
14,200	Polo Ralph Lauren Corp.	489,190
16,100	Reebok International Ltd.	579,278
11,800	Ryans Restaurant Group, Inc. (b)	186,440
18,200	Urban Outfitters, Inc. (b)	1,108,561
21,900	West Marine, Inc. (b)	588,015

		3,469,244

Semiconductor Equipment -- 1.5%
14,150	Imation Corp.	602,932

Steel -- 0.8%
2,600	Quanex Corp.	126,620
9,000	Steel Technologies, Inc.	198,720

		325,340

Surgical Appliances & Supplies -- 2.2%
26,300	Mentor Corp.	901,827

Technology -- 1.7%
12,000	Black Box Corp.	567,120
20,000	Compuware Corp. (b)	132,000

		699,120

Telecommunications -- 1.0%
32,000	Inet Technologies, Inc. (b)	399,040

Transportation Services -- 1.5%
28,750	Werner Enterprises, Inc.	606,625

		37,506,612

Total Common Stocks (Cost $29,407,912)		40,109,133

Cash Equivalents -- 0.8%
310,016	Huntington Money Market Fund, Interfund Class*	310,016

Total Cash Equivalents (Cost $310,016)		310,016

Principal Amount		Value

Short-Term Securities Held as Collateral for Securities Lending -- 4.8%
$1,937,250	Pool of various securities for Huntington Funds--footnote 2 (Securities Lending)	$1,937,250

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,937,250)		1,937,250

Total Investments (Cost $31,655,178) (a) -- 104.9%		42,356,399

Liabilities in Excess of Other Assets -- (4.9)%		$(1,975,889)

NET ASSETS -- 100.0%		$40,380,510

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,856,035
Unrealized depreciation	(154,814)

Net unrealized appreciation (depreciation)	$10,701,221

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Fixed Income Securities Fund

June 30, 2004 (Unaudited)

Principal Amount		Value

Auto/Truck Parts & Equipment -- 0.7%
$1,000,000	Carlisle Cos., Inc., 7.250%, 1/15/07	$1,080,911

Banks -- 1.3%
1,000,000	First Tennessee Bank, 6.400%, 4/1/08	1,086,268
1,000,000	KeyCorp, 6.750%, 3/15/06	1,065,616

		2,151,884

Building & Construction -- 1.0%
1,500,000	Hanson PLC, 7.875%, 9/27/10	1,709,256

Business Services -- 0.6%
1,000,000	Reynolds & Reynolds, 7.000%, 12/15/06	1,057,830

Diversified Financial Services -- 13.1%
2,000,000	American General Finance, 6.100%, 5/22/06	2,107,428
2,000,000	Capital One Bank, 6.500%, 7/30/04	2,006,576
1,000,000	Ford Motor Credit Co., 7.750%, 3/15/05	1,033,253
2,000,000	Ford Motor Credit Co., 7.600%, 8/1/05	2,093,728
2,000,000	General Electric Capital Corp., 5.450%, 1/15/13	2,027,808
1,000,000	General Motors Acceptance Corp., 6.875%, 9/15/11	1,025,297
1,000,000	General Motors Acceptance Corp., 6.875%, 8/28/12	1,017,258
2,000,000	Goldman Sachs Group, Inc., 6.600%, 1/15/12	2,152,178
1,000,000	Household Financial Corp., 5.750%, 1/30/07	1,050,496
3,000,000	Lehman Brothers Holdings, 7.500%, 9/1/06	3,276,000
1,000,000	MBNA America Bank N.A., 6.500%, 6/20/06	1,058,555
1,000,000	MBNA Corp., 6.875%, 6/1/05	1,034,188
2,000,000	SLM Corp., 5.000%, 10/1/13	1,931,308

		21,814,073

Diversified Manufacturing -- 2.0%
2,000,000	Eaton Corp., 8.900%, 8/15/06	2,224,676
1,000,000	Norsk Hydro AS, 6.700%, 1/15/18	1,086,774

		3,311,450

Diversified Telecommunications -- 0.7%
1,000,000	Alltel Ohio LP, 8.000%, 8/15/10	1,160,841

Electrical Services -- 4.5%
1,000,000	Atlantic City Electric, 6.750%, 5/12/08	1,060,215
1,000,000	Cincinnati Gas & Electric Co., 6.400%, 4/1/08	1,067,809
1,000,000	Cinergy Global Resources, 6.200%, 11/3/08 (c)	1,069,750
1,000,000	CLECO Corp., 6.520%, 5/15/09	1,046,359
2,000,000	Dominion Resources, Inc., 5.000%, 3/15/13	1,910,590
1,185,000	Pacificorp, 6.750%, 4/1/05	1,222,419

		7,377,142

Electronic Components -- 0.7%
1,000,000	Philips Electronics NV, 8.375%, 9/15/06	1,096,686

Electronic Equipment & Instruments -- 1.3%
1,000,000	Cooper Industries, Inc., 5.250%, 7/1/07	1,042,852
1,000,000	Thermo Electron Corp., 7.625%, 10/30/08	1,104,357

		2,147,209

Food - Miscellaneous/Diversified -- 1.7%
750,000	Diageo PLC, 7.125%, 9/15/04	757,862
2,000,000	Safeway, Inc., 7.250%, 9/15/04	2,018,520

		2,776,382

Health Care Products -- 0.9%
1,400,000	Allegiance Corp., 7.300%, 10/15/06	1,510,531

Insurance -- 4.6%
815,000	Ace Ina Holdings, 8.200%, 8/15/04	820,761
2,075,000	Anthem Insurance, 9.125%, 4/1/10	2,545,089
2,000,000	Everest Reinsurance Holdings Co., 8.750%, 3/15/10	2,381,548
1,750,000	Lincoln National Corp., 7.250%, 5/15/05	1,824,697

		7,572,095

Medical Instruments & Supplies -- 1.4%
$2,170,000	Boston Scientific, 6.625%, 3/15/05	2,231,613

Multimedia -- 1.3%
1,000,000	AOL Time Warner, Inc., 7.750%, 6/15/05	1,041,675
1,000,000	E.W. Scripps Co., 6.625%, 10/15/07	1,096,792

		2,138,467

Petroleum & Petroleum Products -- 2.6%
1,000,000	Kinder Morgan Energy Partners, 6.800%, 3/1/08	1,083,710
2,000,000	Kinder Morgan Energy Partners, 7.400%, 3/15/31	2,131,124
1,000,000	Teppco Partners LP, 7.625%, 2/15/12	1,117,420

		4,332,254

Pipelines -- 0.5%
750,000	Trans-Canada Pipelines, 9.125%, 4/20/06	824,752

Printing & Publishing -- 0.9%
1,200,000	Knight-Ridder, Inc., 9.875%, 4/15/09	1,479,452

Pulp Mills -- 0.4%
600,000	Weyerhaeuser Co., 5.500%, 3/15/05	612,688

Railroads -- 1.3%
1,000,000	Atchison Topeka & Santa Fe Railroad, 6.550%, 7/1/06	1,064,547
1,000,000	Union Pacific Corp., 6.625%, 2/1/29	1,027,332

		2,091,879

Real Estate Investment Trusts -- 7.2%
1,045,000	Avalon Properties, 6.875%, 12/15/07	1,142,734
1,000,000	Carramerica Realty Corp, 6.625%, 3/1/05	1,022,932
2,000,000	Duke Realty LP, 3.500%, 11/1/07	1,981,702
1,500,000	Gables Realty, 5.750%, 7/15/07	1,569,750
894,000	Liberty Property LP, 7.100%, 8/15/04	899,333
1,000,000	MACK-CALI Realty LP, 7.750%, 2/15/11	1,133,967
310,000	Merry Land & Investment Co., Inc, 7.250%, 6/15/05	322,371
1,949,000	Simon Debartolo, 6.875%, 11/15/06	2,064,612
580,000	Simon Property Group LP, 7.375%, 1/20/06	618,910
1,000,000	Weingarten Realty Investment, 7.350%, 7/20/09	1,137,913

		11,894,224

Retail -- 1.7%
2,500,000	Tandy Corp., 6.950%, 9/1/07	2,721,290

Telecommunication Services -- 0.7%
1,000,000	Verizon Global Funding Corp., 7.750%, 12/1/30	1,123,180

Telephone Communication -- 0.7%
1,000,000	Cox Communications, Inc., 7.750%, 8/15/06	1,086,775

Total Corporate Bonds (Cost $83,068,005)		85,302,864

U.S. Government Agencies -- 23.2%
Federal Farm Credit Bank -- 3.6%
4,000,000	2.790%, 10/16/06	3,964,796
2,000,000	3.625%, 7/28/08	1,975,378

		5,940,174

Federal Home Loan Bank -- 4.9%
3,000,000	2.500%, 12/4/06	2,948,787
3,000,000	5.010%, 9/28/07	3,067,008
2,000,000	3.875%, 8/22/08	1,983,404

		7,999,199

Federal Home Loan Mortgage Corporation -- 6.7%
2,000,000	3.000%, 5/26/06	2,000,946
1,000,000	2.750%, 8/15/06	993,103
3,000,000	2.000%, 5/21/07	2,964,036
2,000,000	3.640%, 8/12/08	1,977,794
1,000,000	5.000%, 4/1/14	973,501
1,139,679	6.500%, 8/1/16	1,204,699
1,000,000	5.000%, 1/27/17	956,746

		11,070,825

Federal National Mortgage Association -- 8.0%
1,000,000	3.000%, 11/1/05	1,002,675
1,000,000	2.500%, 5/12/06	992,160
3,000,000	2.450%, 9/29/06	2,953,608
3,000,000	4.375%, 9/15/12 (c)	2,879,682
1,067,253	6.000%, 8/1/17	1,113,178
4,000,000	6.210%, 8/6/38	4,193,083

		13,134,386

Total U.S. Government Agencies (Cost $38,176,375)		38,144,584

U.S. Treasury Obligations -- 20.2%
U.S. Treasury Bonds -- 9.9%
2,000,000	8.750%, 8/15/20	2,770,234
2,000,000	6.875%, 8/15/25	2,378,438
2,000,000	6.750%, 8/15/26 (c)	2,350,704
1,500,000	5.250%, 11/15/28	1,469,591
3,000,000	6.250%, 5/15/30	3,358,944
4,000,000	5.375%, 2/15/31 (c)	4,034,219

		16,362,130

U.S. Treasury Inflation Protected Bonds -- 3.0%
1,785,000	3.375%, 1/15/12	2,093,808
2,000,000	3.625%, 4/15/28	2,836,159

		4,929,967

U.S. Treasury Notes -- 7.3%
4,000,000	3.125%, 10/15/08	3,919,844
2,000,000	4.250%, 8/15/13 (c)	1,952,344
1,000,000	7.500%, 11/15/16	1,232,773
4,500,000	6.125%, 8/15/29	4,950,000

		12,054,961

Total U.S. Treasury Obligations (Cost $33,071,004)		33,347,058

Principal Amount or Shares		Value

U.S. Government Mortgage Backed Agencies -- 0.6%
Government National Mortgage Association -- 0.6%
$360,671	Pool # 345128, 6.500%, 1/15/24	$379,462
138,547	Pool # 352982, 7.500%, 5/15/24	149,977
54,403	Pool # 363175, 7.000%, 11/15/08	58,001
11,939	Pool # 363194, 7.000%, 1/15/09	12,736
72,934	Pool # 372962, 7.000%, 3/15/24	77,889
30,412	Pool # 373015, 8.000%, 6/15/24	33,556
223,437	Pool # 383488, 7.000%, 2/15/09	238,351
40,281	Pool # 391615, 8.500%, 9/15/24	44,713

Total U.S. Government Mortgage Backed Agencies (Cost $945,026)		994,685

Preferred Stock -- 0.0%
Financial Services -- 0.0%
1,400	National Commerce Capital Trust II, 7.700%	35,980

Total Preferred Stock (Cost $35,858)		35,980

Cash Equivalent -- 3.1%
5,177,722	Huntington Money Market Fund, Interfund Class*	5,177,722

Total Cash Equivalent (Cost $5,177,722)		5,177,722

Short-Term Securities Held as Collateral for Securities Lending -- 6.6%
$10,972,750	Pool of various securities for Huntington Funds--footnotes 2 (Securities Lending)	$10,972,750

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $10,972,750)		10,972,750

Total Investments (Cost $171,446,740) (a) -- 105.5%		173,975,643

Other Assets in Excess of Liabilities -- (5.5)%		(9,130,028)

Net Assets -- 100.0%		$164,845,615

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,487,554
Unrealized depreciation	(1,958,651)

Net unrealized appreciation (depreciation)	$2,528,903

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Intermediate Government Income Fund

June 30, 2004 (Unaudited)

Principal Amount		Value

U.S. Government Agencies -- 55.1%
Federal Farm Credit Bank -- 3.4%
$1,000,000	5.750%, 1/18/11	$1,061,113
2,000,000	4.900%, 3/17/14	1,879,228

		2,940,341

Federal Home Loan Bank -- 6.2%
1,000,000	Series 3M08, 3.040%, 5/28/08	969,900
2,000,000	Series EM09, 5.985%, 4/9/09	2,161,652
2,000,000	Series ID10, 6.625%, 11/15/10	2,214,496

		5,346,048

Federal Home Loan Mortgage Corporation -- 30.3%
2,000,000	3.000%, 3/29/07	1,954,494
1,500,000	4.260%, 7/19/07	1,528,820
1,000,000	3.250%, 1/28/08	984,302
1,255,000	3.650%, 5/7/08	1,246,046
2,000,000	3.000%, 5/13/08	1,939,932
1,000,000	5.000%, 7/30/09	1,002,272
1,500,000	4.750%, 12/8/10	1,488,030
1,500,000	4.500%, 12/16/10	1,461,617
2,000,000	6.000%, 6/15/11	2,147,512
2,000,000	5.125%, 8/20/12	2,003,858
2,000,000	4.750%, 10/11/12	1,941,012
1,500,000	5.162%, 12/16/13	1,487,724
3,500,000	5.200%, 3/5/19	3,288,491
$2,500,000	Series 2571, Class VP, 5.500%, 7/15/21	2,439,385
1,000,000	Series 2670, Class QP, 4.000%, 2/15/27	970,945

		25,884,440

Federal National Mortgage Association -- 11.1%
2,000,000	2.100%, 6/26/06	1,964,390
1,000,000	3.500%, 12/28/06	998,511
1,500,000	6.375%, 6/15/09	1,640,790
2,000,000	5.500%, 7/18/12	2,016,072
2,000,000	4.375%, 7/17/13	1,872,662
1,000,000	5.380%, 10/2/13	1,019,926

		9,512,351

Government National Mortgage Association -- 4.1%
2,000,000	Series 2002-70, Class A, 4.000%, 8/20/32	1,998,322
1,500,000	Series 2003-100, Class VB, 5.500%, 1/20/23	1,479,895

		3,478,217

Total U.S. Government Agencies (Cost $47,297,780)		47,161,397

U.S. Government Mortgage Backed Agencies -- 25.3%
Federal Home Loan Mortgage Corporation -- 7.8%
$1,862,881	Pool # C90699, 5.000%, 8/1/23	1,840,464
1,022,228	Pool # E01184, 6.000%, 8/1/17	1,066,672
1,097,810	Pool # M80773, 5.000%, 10/1/09	1,114,478
1,717,255	Series 2555, Class B, 4.250%, 1/15/18	1,683,377
926,899	Series 2591, Class QY, 5.000%, 5/15/14	948,934

		6,653,925

Federal National Mortgage Association -- 15.1%
2,163,391	Pool # 254759, 4.500%, 6/1/18	2,119,817
938,307	Pool # 254911, 5.000%, 10/1/23	927,134
548,273	Pool # 647408, 5.000%, 10/1/17	550,771
798,736	Pool # 677002, 5.500%, 1/1/18	819,253
474,303	Pool # 681289, 5.500%, 1/1/18	486,487
2,451,203	Pool # 685852, 5.500%, 1/1/18	2,514,165
1,541,810	Series 2003-108, Class HA, 5.000%, 1/25/27	1,552,678
2,194,510	Series 2003-11, Class BA, 5.500%, 8/25/32	2,199,179
833,972	Series 2003-16, Class CB, 4.000%, 2/25/33	807,236
987,471	Series 2004-28, Class PB, 6.000%, 8/25/28	1,025,462

		13,002,182

Government National Mortgage Association -- 2.4%
881,165	Pool # 2699, 6.000%, 1/20/29	904,495
1,114,567	Pool # 576456, 6.000%, 3/15/32	1,144,460

		2,048,955

Total U.S. Government Mortgage Backed Agencies (Cost $21,943,510)		21,705,062

Principal Amount or Shares		Value

U.S. Treasury Notes -- 17.1%
$1,000,000	7.875%, 11/15/04	$1,023,203
2,000,000	4.625%, 5/15/06	2,070,860
2,000,000	6.875%, 5/15/06	2,152,968
2,000,000	7.000%, 7/15/06	2,166,954
1,000,000	6.500%, 10/15/06	1,079,492
2,000,000	6.125%, 8/15/07	2,169,766
2,000,000	3.375%, 11/15/08	1,978,124
1,000,000	5.000%, 8/15/11	1,043,945
1,000,000	2.000%, 1/15/14	1,011,418

Total U.S. Treasury Notes (Cost $14,146,374)		14,696,730

Cash Equivalent -- 2.0%
1,753,081	Huntington Money Market Fund, Interfund Class*	1,753,081

Total Cash Equivalent (Cost $1,753,081)		1,753,081

Total Investments (Cost $85,140,745) (a) -- 99.5%		85,316,270

Other Assets in Excess of Liabilities -- 0.5%		427,216

Net Assets -- 100.0%		$85,743,486

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,413,957
Unrealized depreciation	(1,238,432)

Net unrealized appreciation (depreciation)	$175,525

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Michigan Tax-Free Fund

June 30, 2004 (Unaudited)

Principal Amount

		Value

Municipal Bonds -- 99.0%
Michigan -- 99.0%
$80,000	Alpena, MI, Public Schools, GO, (MBIA Ins), 5.500%, 5/1/09	$85,544
235,000	Ann Arbor, MI, Water Supply Systems Revenue, Series Z, (AMBAC Ins), 3.000%, 2/1/11	223,828
195,000	Atherton, MI, Community School District, GO, 6.000%, 5/1/09	219,045
100,000	Bedford, MI, Public School District, GO, (FSA Ins), 4.650%, 5/1/12	103,458
300,000	Birmingham, MI, Sewer Improvements, GO, 5.700%, 10/1/13	330,561
400,000	Birmingham, MI, Sewer Improvements, GO, 5.750%, 10/1/14	438,672
100,000	Bloomfield Hills, MI, School Improvements, GO, 5.000%, 5/1/11	106,144
150,000	Brandon, MI, School District, GO, (FGIC Ins), 5.875%, 5/1/16	161,748
100,000	Burton, MI, Water Supply & Sewer Revenue, (MBIA Ins), 5.000%, 12/1/08	107,678
500,000	Cadillac, MI, Area Public Schools, GO, (FGIC Ins), 5.375%, 5/1/10	525,575
800,000	Caledonia, MI, Community Schools, GO, 5.250%, 5/1/15	854,695
135,000	Clarkson, MI, Community Schools Refunding, GO, (AMBAC Ins), 5.000%, 5/1/08	144,670
100,000	Coldwater, MI, Water Supply Refunding Revenue, (AMBAC Ins), 4.750%, 7/1/10	103,687
300,000	Coopersville, MI, Area Public Schools, GO, (MBIA Ins), 4.875%, 5/1/15	308,229
250,000	Detroit, MI, Downtown Development Authority, Series A, (MBIA Ins), 4.650%, 7/1/10	263,360
150,000	Detroit, MI, Public Improvements, Series A, GO, (FGIC Ins), 5.375%, 4/1/11	160,995
300,000	Detroit, MI, School District, GO, (FGIC Ins), 5.375%, 5/1/15	322,602
50,000	Detroit, MI, Water Supply System, Series A, (MBIA Ins), 5.200%, 7/1/08	54,104
235,000	Detroit, MI, Wayne County Stadium Authority Revenue, (FGIC Ins), 5.500%, 2/1/17	254,077
100,000	East China, MI, School District Refunding, GO, (FGIC Ins), 4.700%, 5/1/10	104,469
100,000	Ferndale, MI, GO, (FGIC Ins), 6.000%, 5/1/08	110,555
500,000	Ferndale, MI, GO, (FGIC Ins), 5.250%, 4/1/16	526,960
250,000	Ferris State University, MI, Refunding Revenue (FGIC Ins), 5.150%, 10/1/09	261,778
100,000	Forest Hills, MI, Public Schools, GO, 5.200%, 5/1/08	103,694
250,000	Forest Hills, MI, Public Schools, GO, 5.250%, 5/1/13	268,575
400,000	Fowlerville, MI, Community School District, GO, (MBIA Ins), 5.350%, 5/1/10	431,856
200,000	Genesee County, MI, Building Authority, GO, (AMBAC Ins), 5.100%, 5/1/14	210,012
50,000	Gerrish & Higgins, MI, School District Refunding, GO, (FSA Ins), 5.100%, 5/1/10	52,095
500,000	Gibraltar, MI, School District GO, (MBIA Ins), 5.000%, 5/1/08	535,815
200,000	Godwin Heights, MI, Public Schools, GO, 5.600%, 5/1/14	217,070
100,000	Grand Ledge, MI, Public School District Refunding, GO, (FSA Ins), 4.750%, 5/1/14	102,598
545,000	Grand Rapids, MI, Downtown Development Authority, (MBIA Ins), 6.600%, 6/1/08	558,331
490,000	Greenville, MI, Public Schools Refunding GO, (FSA Ins), 4.900%, 5/1/13	507,380
500,000	Grosse Isle Township, MI, School District Refunding, GO, (FGIC Ins), 5.600%, 5/1/10	543,205
655,000	Holland, MI, Water Supply Systems Revenue, Series A, 5.250%, 7/1/12	686,046
200,000	Howell, MI, Public Schools, GO, 5.000%, 5/1/10	216,398
100,000	Hudsonville, MI, Public Schools, GO (FSA Ins), 3.500%, 5/1/08	101,789
100,000	Huron Valley, MI, School District, GO, (FGIC Ins), 5.350%, 5/1/07	107,256
80,000	Ingham County, MI, Building Authority Refunding Revenue, (AMBAC Ins), 5.000%, 11/1/16	83,362
50,000	Kalamazoo, MI, Building Authority Revenue, (FSA Ins), 4.400%, 10/1/10	51,853
100,000	Kalamazoo, MI, Hospital Finance Authority Refunding Revenue, (MBIA Ins), 5.250%, 5/15/18	104,988
450,000	Kelloggsville, MI, Public Schools, (FGIC Ins), 5.000%, 5/1/13	474,080
175,000	Kent County, MI, Building Authority, GO, 5.000%, 11/1/09	186,200
250,000	Kent County, MI, Building Authority, GO, 5.000%, 6/1/14	263,840
25,000	Kent County, MI, Building Authority, GO, 4.800%, 6/1/16	25,768
500,000	Lake Shore, MI, Public Schools, (FSA Ins), 5.400%, 5/1/12	540,495
250,000	Lansing, MI, Board of Water & Light Revenue, Series A, 5.000%, 7/1/15	271,922
75,000	Lansing/Ingham County, MI, Building Authority, GO, 5.125%, 11/1/10	80,734
200,000	Lansing/Ingham County, MI, Building Authority, GO, 5.200%, 11/1/11	214,704
100,000	Livingston County, MI, Water & Sewer Improvements Revenue, (MBIA Ins), 5.000%, 6/1/15	103,043
110,000	Mancelona, MI, Public Schools, (FGIC Ins), 5.200%, 5/1/12	116,235
75,000	Michigan Municipal Building Authority Revenue, 4.800%, 10/1/08	79,812
45,000	Michigan Municipal Building Authority, Pollution Control Revenue, 5.250%, 10/1/07	48,546
75,000	Michigan Municipal Building Authority, Pollution Control Revenue, 6.000%, 10/1/07	82,519
250,000	Michigan Municipal Building Authority, Water Utility Improvements Revenue, 5.875%, 10/1/17	286,972
150,000	Michigan State Building Authority Refunding Revenue, Series I, (FSA Ins), 5.000%, 10/15/08	161,196
100,000	Michigan State Building Authority Revenue, Series I, 4.750%, 10/15/11	104,909
300,000	Michigan State Building Authority Revenue, Series I, (AMBAC Ins), 6.500%, 10/1/07	336,570
250,000	Michigan State Building Authority Revenue, Series I, (AMBAC Ins), 5.100%, 10/1/08	274,278
50,000	Michigan State Building Authority Revenue, Series I, (AMBAC Ins), 5.200%, 10/1/09	55,010
80,000	Michigan State Building Authority Revenue, Series I, (MBIA Ins), 4.750%, 10/15/12	83,458
500,000	Michigan State Building Authority, Facilities Program Refunding Revenue, Series I, 5.125%, 10/15/15	526,585
250,000	Michigan State Building Authority, Facilities Program Refunding Revenue, Series III, 5.000%, 10/15/07	267,573
100,000	Michigan State Building Authority, Facilities Program Revenue, Series I, 5.500%, 10/15/06	107,003
1,420,000	Michigan State Building Authority, Facilities Program Revenue, Series II, 5.000%, 10/15/12	1,541,666
1,030,000	Michigan State Building Authority, Facilities Program Revenue, Series II, 5.000%, 10/15/14	1,118,250
200,000	Michigan State Certificate Participation, New Center Development, Inc., (MBIA Ins), 5.500%, 9/1/07	216,746
300,000	Michigan State Comprehensive Transit Refunding Revenue, Series A, (MBIA Ins), 5.250%, 8/1/12	318,816
610,000	Michigan State Comprehensive Transit Revenue, Series A, (MBIA Ins), 5.000%, 11/1/10	654,176
125,000	Michigan State Environmental Protection Unrefunded, GO, 4.875%, 11/1/07	129,919
100,000	Michigan State Highway Improvements Revenue, Series A, (FGIC Ins), 5.250%, 11/1/07	108,021
660,000	Michigan State Hospital Financing Authority, (AMBAC Ins), 6.000%, 1/1/09	680,532
10,000	Michigan State Hospital Financing Authority, (AMBAC Ins), 5.750%, 5/15/16	10,227
250,000	Michigan State School Improvements, GO, 4.800%, 12/1/11	261,690
365,000	Michigan State Underground Storage Tank Financial Assurance Authority, (AMBAC Ins), 5.500%, 5/1/09	387,969
100,000	Muskegon County, MI, Building Authority Refunding, GO, (AMBAC Ins), 4.625%, 9/1/13	103,902
50,000	Oakland County, MI, Sewer Improvements Refunding, GO, 4.950%, 10/1/09	52,091
75,000	Onsted, MI, Community Schools, GO, (MBIA Ins), 5.250%, 5/1/17	79,379
55,000	Ottawa County, MI, Holland Township Water Supply, GO, 5.500%, 8/1/06	58,513
500,000	Paw Paw, MI, Public School District, GO, (FGIC Ins), 6.500%, 5/1/09	570,815
100,000	Pinckney, MI, Community Schools, GO, (FGIC Ins), 5.500%, 5/1/12	106,874
200,000	Potterville, MI, Public Schools, GO, (FSA Ins), 5.550%, 5/1/14	221,392
100,000	Reeths-Puffer, MI, Schools Refunding, GO, (FGIC Ins), 4.850%, 5/1/12	102,831
150,000	Reeths-Puffer, MI, Schools, GO, (FGIC Ins), 5.250%, 5/1/12	157,616
490,000	Romeo, MI, Community School District, GO, 5.250%, 5/1/15	523,501
640,000	Saginaw Valley State University, MI, Revenue, (AMBAC Ins), 5.000%, 7/1/12	689,810
65,000	South Lyon, MI, Community Schools, GO, 4.250%, 5/1/10	67,602
100,000	South Lyon, MI, Community Schools, GO, (FGIC Ins), 5.375%, 5/1/06	105,776
500,000	South Macomb, MI, Disposal Authority Revenue, (AMBAC Ins), 5.375%, 9/1/12	541,624
200,000	Sterling Heights, MI, Building Authority, GO, (FGIC Ins), 5.600%, 10/1/13	217,830
50,000	Sterling Heights, MI, Public Improvements, GO, 5.250%, 10/1/06	53,094
40,000	Three Rivers, MI, Community Schools, GO, (FSA Ins), 4.900%, 5/1/13	41,419
120,000	Traverse City, MI, Area Public Schools, (FGIC Ins), 7.250%, 5/1/07	134,512
100,000	Unionville-Sebewaing, MI, Area School District, GO, 5.000%, 5/1/07	106,284
300,000	University of Michigan Refunding Revenue, Series A-1, 5.250%, 12/1/10	320,247
200,000	Van Buren County, MI, Public Schools, GO, (AMBAC Ins), 4.750%, 5/1/16	203,794
500,000	Van Buren County, MI, Sewage Disposal, GO, (AMBAC Ins), 5.000%, 5/1/16	519,670
200,000	Waterford, MI, School District Refunding, GO, 5.000%, 6/1/14	208,926
50,000	Wayne County, MI, Community Schools, GO, 5.125%, 5/1/09	53,045
50,000	Wayne County, MI, GO, 5.200%, 10/1/12	53,913
125,000	Wayne County, MI, GO, 5.250%, 6/1/16	132,969
750,000	Wayne County, MI, Public Improvements, Series A, GO, 5.250%, 10/1/12	807,059
15,000	Wayne County, MI, Wayne Community College, GO, (AMBAC Ins), 5.350%, 7/1/13	16,309
350,000	Wayne County, MI, Westland Community Schools, GO, 5.125%, 5/1/11	370,241
100,000	Wayne County, MI, Westland Community Schools, GO, (FSA Ins), 5.125%, 5/1/14	105,201
500,000	Wayne State University, MI, University & College Improvements Revenue, (FGIC Ins), 4.750%, 11/15/08	532,960
250,000	Wayne-Westland, MI, Community Schools, GO, (FSA Ins), 5.125%, 5/1/15	260,668
110,000	West Branch Rose City, MI, Area School District, GO, 5.375%, 5/1/07	118,026
145,000	West Ottawa, MI, Public School District, (FGIC Ins), 5.400%, 5/1/09	154,658
355,000	West Ottawa, MI, Public School District, (FGIC Ins), 5.400%, 5/1/09	383,751
75,000	Western Michigan University Refunding Revenue, (FGIC Ins), 5.000%, 11/15/11	80,152
250,000	Whiteford, MI, Agricultural School District, GO, 5.000%, 5/1/15	262,030
85,000	Wyandotte, MI, Electric Utility Refunding Revenue, (MBIA Ins), 5.375%, 10/1/13	92,268
60,000	Wyoming, MI, Public Improvements, GO, (FGIC Ins), 5.250%, 5/1/11	65,040
100,000	Wyoming, MI, Public Schools, GO, (FGIC Ins), 5.050%, 5/1/11	107,791

Total Municipal Bonds (Cost $29,050,405)		29,557,804

Cash Equivalent -- 0.2%
48,624	Fidelity Institutional Tax-Exempt Fund	48,624

Total Cash Equivalent (Cost $48,624)		48,624

Total Investments (Cost $29,099,029) (a) -- 99.2%		29,606,428

Other Assets in Excess of Liabilities -- 0.8%		233,611

Net Assets -- 100.0%		$29,840,039

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$718,260
Unrealized depreciation	(210,861)

Net unrealized appreciation (depreciation)	$507,399

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Mortgage Securities Fund

June 30, 2004 (Unaudited)

Principal Amount		Value

U.S. Government Mortgage Backed Agencies -- 57.7%
Federal Home Loan Mortgage Corporation -- 4.4%
$811,559	6.000%, 3/1/29	$832,643
1,040	Pool # 380059, 9.500%, 10/1/04	1,054
305,733	Pool # C90237, 6.500%, 11/1/18	320,976
602,613	REMIC Series 2399, Class EC, 5.500%, 1/15/09	623,002
537,604	REMIC Series 2584, Class LE, 4.000%, 12/15/13	506,314

		2,283,989

Federal National Mortgage Association -- 53.3%
1,758,886	4.500%, 7/1/18	1,724,008
1,477,790	5.000%, 3/25/23	1,463,596
2,862,548	5.500%, 7/1/33	2,858,016
830,807	6.000%, 8/1/33	849,417
1,469,588	5.500%, 4/25/34	1,465,051
1,054,682	Pool # 254486, 5.000%, 9/1/17	1,059,815
1,252,358	Pool # 254720, 4.500%, 5/1/18	1,227,525
1,298,035	Pool # 254759, 4.500%, 6/1/18	1,272,296
1,353,683	Pool # 254831, 5.000%, 8/1/23	1,337,988
1,853,001	Pool # 254908, 5.000%, 9/1/23	1,831,517
2,473,548	Pool # 254911, 5.000%, 10/1/23	2,444,869
1,000,000	Pool # 255320, 5.000%, 7/1/24	986,347
456,000	Pool # 602879, 6.000%, 11/1/31	467,118
1,183,546	Pool # 663808, 5.000%, 11/1/17	1,189,307
948,607	Pool # 681289, 5.500%, 1/1/18	973,270
1,673,285	Pool # 684488, 5.000%, 12/1/17	1,681,429
1,739,960	Pool # 693256, 5.000%, 4/1/18	1,746,696
201,966	Pool # E65142, 6.500%, 7/1/11	213,901
1,191,501	REMIC Series 1998-M, Class A2, 6.250%, 1/25/08	1,264,181
639,638	REMIC Series 2001-60, Class GR, 6.000%, 4/25/30	641,370
11,433	REMIC Series 2003-3, Class JA, 5.000%, 2/25/18	11,442
987,471	Series 2004-28, Class PB, 6.000%, 8/25/28	1,026,079

		27,735,238

Government National Mortgage Association -- 0.0%
5,079	Pool # 328651, 8.500%, 5/15/07	5,395

Total U.S. Government Mortgage Backed Agencies (Cost $30,374,637)		30,024,622

U.S. Government Agencies -- 26.9%
Federal Home Loan Mortgage Corporation -- 18.2%
500,000	3.650%, 1/23/08	499,128
500,000	5.125%, 8/20/12	500,982
1,000,000	5.000%, 11/15/26	1,014,330
2,000,000	REMIC Series 2481, Class PE, 6.000%, 4/15/31	2,057,368
1,000,000	REMIC Series 2543, Class PQ, 5.500%, 4/15/22	996,648
2,000,000	REMIC Series 2553, Class AE, 5.500%, 9/15/29	2,015,945
1,000,000	Series 2571, Class VP, 5.500%, 7/15/21	976,379
1,500,000	Series 2670, Class QP, 4.000%, 2/15/27	1,457,355

		9,518,135

Federal National Mortgage Association -- 5.5%
1,000,000	2.875%, 5/19/08	963,573
2,000,000	4.500%, 9/25/18	1,883,811

		2,847,384

Government National Mortgage Association -- 3.2%
1,615,000	REMIC Series 2002-13, Class KC, 6.000%, 7/16/30	1,657,959

Total U.S. Government Agencies (Cost $14,093,203)		14,023,478

Common Stocks -- 12.9%
Real Estate Investment Trusts -- 12.9%
4,000	Alexandria Real Estate Equities, Inc.	227,120
4,000	Boston Properties, Inc.	200,320
8,500	Brandywine Realty Trust	231,115
3,500	Camden Property Trust	160,300
1,089	Catellus Development Corp.	26,844
3,500	CBL & Associates Properties, Inc.	192,500
2,500	CenterPoint Properties Corp.	191,875
3,000	Correctional Properties Trust	87,750
5,000	Developers Diversified Realty Corp.	176,850
6,000	Duke Realty Corp.	190,860
4,000	Equity Office Properties Trust	108,800
6,000	Equity Residential Properties Trust	178,380
3,500	Essex Property Trust, Inc.	239,225
3,500	Gables Residential Trust	118,930
4,500	General Growth Properties	133,065
1,000	Getty Realty Corp.	25,160
6,000	Health Care Property Investors, Inc.	144,240
6,000	Healthcare Realty Trust, Inc.	224,880
5,000	Heritage Property Investment	135,300
4,500	Home Properties, Inc.	175,410
5,500	Hospitality Properties Trust	232,650
5,000	Keystone Property Trust	120,150
4,500	Kimco Realty Corp.	204,750
2,500	Kramont Realty Trust	40,000
4,500	Mack-Cali Realty Corp.	186,210
4,500	Mills Corp.	210,150
3,000	Parkway Properties, Inc.	133,350
5,000	Pennsylvania Real Estate Investment Trust	171,250
6,000	Prologis Trust	197,520
5,000	Public Storage, Inc.	230,050
2,500	Regency Centers Corp.	107,250
3,500	Rouse Co.	166,250
1,500	Shurgard Storage Centers, Inc., Class A	56,100
4,000	Simon Property Group, Inc.	205,680
4,500	SL Green Realty Corp.	210,600
2,500	The Macerich Co.	119,675
7,000	United Dominion Realty Trust, Inc.	138,460
7,000	Ventas, Inc.	163,450
4,500	Vornado Realty Trust	256,995
6,000	Washington Real Estate Investment Trust	176,280
7,000	Weingarten Realty Investors	218,960

Total Common Stocks (Cost $4,773,453)		6,714,704

Cash Equivalent -- 2.1%
$1,099,671	Huntington Money Market Fund, Interfund Class*	$1,099,671

Total Cash Equivalent (Cost $1,099,671)		1,099,671

Total Investments (Cost $50,340,964) (a) -- 99.6%		51,862,475

Other Assets in Excess of Liabilities -- 0.4%		205,958

NET ASSETS -- 100.0%		$52,068,433

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$ 2,206,936
Unrealized depreciation	(685,425)

Net unrealized appreciation (depreciation)	$1,521,511

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Ohio Tax-Free Fund

June 30, 2004 (Unaudited)

Principal Amount

		Value

Municipal Bonds -- 99.9%
Ohio -- 99.9%
$750,000	Akron, OH, GO, 6.500%, 11/1/14	$901,335
500,000	Akron, OH, GO, Series 2, 5.300%, 12/1/11	533,750
300,000	Aurora, OH, City School District, GO, (FGIC Ins), 5.500%, 12/1/07	320,934
375,000	Avon Lake, OH, Water System Revenue, Series A, (AMBAC Ins), 5.500%, 10/1/15	406,789
500,000	Bay Village, OH, City School District, GO, 5.250%, 12/1/16	533,770
500,000	Butler County, OH, GO, (AMBAC Ins), 5.000%, 12/1/12	530,275
100,000	Butler County, OH, Public Improvements, GO, (AMBAC Ins), 5.450%, 12/1/16	107,170
200,000	Butler County, OH, Transportation Improvement, Series A, 5.125%, 4/1/17	210,580
1,020,000	Canton, OH, School District, GO, (MBIA Ins), 5.350%, 12/1/15	1,098,182
500,000	Chagrin Falls, OH, Exempt Village School District, Series 2, 5.100%, 12/1/10	534,370
260,000	Chagrin Falls, OH, Exempt Village School District, Series 2, GO, 5.000%, 12/1/09	276,349
75,000	Cincinnati, OH, City School District, GO, (MBIA Ins), 5.000%, 12/1/08	80,759
150,000	Cincinnati, OH, Public Improvements, GO, 5.000%, 12/1/12	159,689
525,000	Cincinnati, OH, Public Improvements, GO, 5.000%, 12/1/15	548,887
150,000	Cincinnati, OH, Water System Revenue, 5.500%, 12/1/12	165,642
100,000	Clark County, OH, GO, 6.000%, 12/1/15	109,594
205,000	Clermont County, OH, Refunding Revenue, Mercy Health System, Series B, (AMBAC Ins), 5.625%, 9/1/16	219,836
240,000	Cleveland, OH, Parking Facilities Refunding Revenue, (MBIA Ins), 5.375%, 9/15/12	258,410
250,000	Cleveland, OH, Public Improvements Refunding, GO, (MBIA Ins), 5.500%, 8/1/05	259,968
180,000	Cleveland, OH, Public Power System Refunding Revenue, Series 1, (MBIA Ins), 5.250%, 11/15/16	191,801
200,000	Cleveland, OH, Refunding Public Improvements, GO, (MBIA Ins), 5.500%, 8/1/09	218,266
340,000	Cleveland, OH, Waterworks Refunding Revenue, (FSA Ins), 5.000%, 1/1/07	359,438
200,000	Cleveland, OH, Waterworks Refunding Revenue, Series I, (FSA Ins), 5.250%, 1/1/11	216,938
1,600,000	Cleveland, OH, Waterworks Refunding Revenue, Series I, (FSA Ins), 5.250%, 1/1/12	1,736,607
990,000	Cleveland, OH, Waterworks Refunding Revenue, Series I, (FSA Ins), 5.250%, 1/1/13	1,069,051
1,250,000	Cleveland, OH, Waterworks Refunding Revenue, Series I, (FSA Ins), 5.000%, 1/1/16	1,314,937
115,000	Cleveland, OH, Waterworks Refunding Revenue, Series I, (FSA Ins), 5.000%, 1/1/17	119,405
100,000	Columbus State Community College, University & College Improvements Revenue, (AMBAC Ins), 5.500%, 12/1/10	108,863
350,000	Columbus, OH, 5.750%, 6/15/09	387,807
160,000	Columbus, OH, GO, Series 1, 5.500%, 11/15/09	177,117
600,000	Columbus, OH, Police/Fireman Disability, GO, 5.000%, 7/15/13	635,886
2,000,000	Columbus, OH, Public Improvement, GO, Series 2, 5.000%, 6/15/12	2,140,879
560,000	Columbus, OH, Public Improvements, Series 1, GO, 5.000%, 6/15/12	591,555
75,000	Columbus, OH, Sewer Refunding Revenue, 5.000%, 6/1/07	79,892
80,400	Columbus, OH, Special Assessment, 5.700%, 7/15/06	85,587
50,000	Columbus, OH, University & College Improvements Revenue, (AMBAC Ins), 6.000%, 12/1/08	55,183
175,000	Columbus, OH, Water System Refunding Revenue, 5.000%, 11/1/07	187,404
370,000	Cuyahoga County, OH, Correctional Facilities Improvements, GO, 5.000%, 12/1/17	382,628
500,000	Cuyahoga County, OH, GO, 5.200%, 11/15/09	530,565
100,000	Cuyahoga County, OH, Hospital Refunding Revenue, Series B, (MBIA Ins), 5.500%, 1/15/16	105,982
500,000	Cuyahoga County, OH, Hospital Revenue, Walker Center, Series I, GO, 5.250%, 1/1/13	539,745
200,000	Cuyahoga Falls, OH, GO, (MBIA Ins), 5.400%, 12/1/06	213,682
500,000	Dayton, OH, GO, (MBIA Ins), 5.000%, 12/1/12	532,530
65,000	Delaware County, OH, Sewer Improvements, GO, 5.250%, 12/1/15	68,678
250,000	Dover, OH, Municipal Electric System, (FGIC Ins), 5.500%, 12/1/07	263,860
205,000	Dublin, OH, Various Purposes, Series A, 6.000%, 12/1/15	230,650
500,000	Euclid, OH, GO, 5.300%, 12/1/07	531,200
500,000	Euclid, OH, GO, 5.450%, 12/1/08	532,230
500,000	Euclid, OH, GO, 5.000%, 12/1/12	532,110
205,000	Fairlawn, OH, GO, 5.750%, 12/1/13	210,256
500,000	Findlay, OH, GO, 5.500%, 7/1/08	537,390
305,000	Franklin County, OH, GO, 6.000%, 9/1/06	313,287
500,000	Franklin County, OH, Hospital Facility Authority Refunding Revenue, 5.800%, 11/1/10	530,220
125,000	Franklin County, OH, Public Improvements, GO, 5.500%, 12/1/14	134,106
300,000	Greene County, OH, Water Systems Revenue, Series A, (FGIC Ins), 5.750%, 12/1/09	330,882
250,000	Hamilton County, OH, Sewer Improvement Revenue, 5.000%, 12/1/14	262,665
100,000	Hamilton County, OH, County Building Renovation, GO, 6.250%, 12/1/14	107,472
125,000	Hamilton County, OH, GO, 5.500%, 12/1/08	137,464
500,000	Hamilton County, OH, GO, 5.100%, 12/1/11	511,035
1,795,000	Hamilton County, OH, GO, 5.250%, 12/1/15	1,923,916
150,000	Hamilton County, OH, Sales Tax Revenue, Series B, (AMBAC Ins), 5.750%, 12/1/12	166,562
250,000	Hancock County, OH, Public Improvements, GO, 5.450%, 12/1/17	268,778
315,000	Hancock County, OH, Refunding & Improvement Revenue, GO, 5.200%, 12/1/08	331,393
170,000	Hilliard, OH, GO, 5.350%, 12/1/06	178,928
180,000	Hilliard, OH, GO, 5.500%, 12/1/07	190,109
250,000	Hudson City, OH, GO, 5.000%, 12/1/14	266,078
500,000	Kent State University, OH, Revenue, (MBIA Ins), 5.300%, 5/1/10	538,180
200,000	Kettering, OH, City School District, GO, (FGIC Ins), 5.000%, 12/1/17	208,588
310,000	Lakewood, OH, City School District, GO, (FGIC Ins), 4.900%, 12/1/15	326,067
100,000	Lakewood, OH, Sewer Systems Refunding, GO, Series B, 5.550%, 12/1/08	106,583
200,000	Lakota, OH, Local School District, GO, (AMBAC Ins), 7.000%, 12/1/08	230,810
150,000	London, OH, City School District, GO, 5.500%, 12/1/14	164,201
500,000	Lorain County, OH, Revenue, Catholic Healthcare Partners, Series B, (MBIA Ins), 6.000%, 9/1/08	552,285
100,000	Lorain, OH, Water Authority Revenue, (AMBAC Ins), 5.100%, 10/1/09	108,611
500,000	Lucas County, OH, GO, 5.400%, 12/1/15	531,885
50,000	Lucas County, OH, GO, (AMBAC Ins), 5.375%, 12/1/11	52,906
205,000	Lucas County, OH, Juvenile Justice, GO, (FGIC Ins), 5.750%, 11/15/11	221,605
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue, (AMBAC Ins), 5.200%, 12/1/14	534,785
100,000	Mansfield, OH, City School District, GO, (MBIA Ins), 5.350%, 12/1/14	107,069
500,000	Mason, OH, City School District, GO, 5.150%, 12/1/12	540,200
175,000	Medina, OH, City School District, GO, (FGIC Ins), 4.850%, 12/1/10	186,048
300,000	Mentor, OH, Public Improvements, GO, 5.250%, 12/1/10	324,696
250,000	Miami County, OH, GO, 4.875%, 12/1/10	265,538
200,000	Middleburg Heights, OH, Hospital Refunding Revenue, Southwest General Health Center, 5.625%, 8/15/15	215,318
500,000	Montgomery County, OH, GO, 5.400%, 12/1/11	541,670
250,000	Montgomery County, OH, Public Improvements, GO, 5.300%, 12/1/06	266,823
100,000	Montgomery County, OH, Public Improvements, GO, 5.500%, 12/1/11	111,252
50,000	Montgomery County, OH, Public Improvements, GO, 5.500%, 12/1/13	55,027
155,000	Montgomery County, OH, Solid Waste Revenue, (MBIA Ins), 6.000%, 11/1/05	163,091
100,000	Montgomery County, OH, Solid Waste Revenue, (MBIA Ins), 5.500%, 11/1/10	106,317
100,000	Muskingum County, OH, Hospital Facilities Refunding Revenue, Bethesda Hospital Association, (Connie Lee Ins), 5.400%, 12/1/16	105,747
250,000	Muskingum County, OH, Refunding & Improvement Revenue, Bethesda Care System, (Connie Lee Ins), 5.350%, 12/1/07	270,238
100,000	North Olmsted, OH, Public Improvements Refunding, GO, (FGIC Ins), 5.250%,12/1/11	109,113
100,000	North Olmsted, OH, Public Improvements Refunding, GO, (FGIC Ins), 5.500%, 12/1/12	109,453
100,000	North Olmsted, OH, Public Improvements, GO, (AMBAC Ins), 5.000%, 12/1/16	104,705
400,000	Northeast, OH, Regional Sewer District Revenue, 5.500%, 11/15/12	421,884
235,000	Norwalk, OH, Refunding, GO, 5.550%, 4/1/09	251,344
250,000	Norwalk, OH, Refunding, GO, 5.600%, 4/1/10	267,598
300,000	Norwalk, OH, Refunding, GO, 5.900%, 4/1/15	322,530
1,020,000	Ohio State Building Authority Facilities Revenue, Administraion Building, Series A, 5.375%, 10/1/14	1,108,892
1,500,000	Ohio State Building Authority Facilities Revenue, Administration Building, Series A, 5.250%, 10/1/11	1,640,429
420,000	Ohio State Building Authority Facilities Revenue, Administration Building, Series A, 5.375%, 10/1/12	462,454
75,000	Ohio State Building Authority Sports Facilities Revenue, 5.250%, 10/1/13	80,846
70,000	Ohio State Building Authority Sports Facilities Revenue, (FSA Ins), 5.200%, 10/1/09	76,371
300,000	Ohio State Building Authority Sports Facilities Revenue, (FSA Ins), 5.375%, 10/1/11	326,568
150,000	Ohio State Building Authority State Facilities Refunding Revenue, Adult Correctional, Series A, (FSA Ins), 5.000%, 10/1/05	155,706
50,000	Ohio State Building Authority State Facilities Revenue, Administration Building, Series A, 4.875%, 10/1/09	52,814
300,000	Ohio State Building Authority State Facilities Revenue, Administration Building, Series A, 5.375%, 10/1/13	330,171
400,000	Ohio State Building Authority State Facilities Revenue, Adult Correctional, Series A, 5.500%, 10/1/09	441,884
135,000	Ohio State Building Authority State Facilities Revenue, Adult Correctional, Series A, 5.500%, 10/1/15	146,668
100,000	Ohio State Building Authority State Facilities Revenue, Highway Safety Building, Series A, 5.375%, 10/1/11	108,738
300,000	Ohio State Building Authority State Facilities Revenue, Juvenile Correctional, 5.250%, 10/1/10	326,394
500,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins), 5.500%, 10/1/12	551,740
200,000	Ohio State Building Authority State Facilities, Adult Correctional, Series A, 5.500%, 10/1/13	218,382
200,000	Ohio State Higher Education Capital Facilities, GO, Series B, 5.625%, 5/1/15	224,202
190,000	Ohio State Higher Education Capital Facilities, GO, Series II-A, 5.500%, 12/1/09	210,484
1,000,000	Ohio State Higher Education Facilities Revenue, Case Western Reserve University, 5.000%, 10/1/11	1,065,489
445,000	Ohio State Higher Education Facilities Revenue, Denison University Project, 5.400%, 11/1/11	482,193
335,000	Ohio State Higher Education, Series A, 5.000%, 5/1/09	362,078
300,000	Ohio State Higher Educational Facilities Revenue, Xavier University, (MBIA Ins), 5.350%, 5/15/12	325,191
400,000	Ohio State Infrastructure Improvement Refunding, GO, Series R, 5.250%, 8/1/12	429,300
250,000	Ohio State Mental Health Capital Facilities Revenue, Series II-A, 5.000%, 6/1/08	268,755
810,000	Ohio State Natural Resources Capital Facilities, GO, 4.800%, 4/1/10	844,683
2,040,000	Ohio State Public Facilities Commission Refunding Revenue, Series II-A, (MBIA Ins), 5.000%, 12/1/11	2,179,168
100,000	Ohio State Public Facilities Commission Revenue, Higher Education Capital Facilities, Series II-A, 4.500%, 11/1/09	105,781
175,000	Ohio State Public Facilities Commission Revenue, Higher Education Capital Facilities, Series II-A, 5.000%, 11/1/12	186,296
100,000	Ohio State Public Facilities Commission Revenue, Mental Health, (MBIA Ins), 4.500%, 12/1/06	103,651
100,000	Ohio State Turnpike Commission Revenue, Series B, (FGIC Ins), 5.250%, 2/15/12	108,301
500,000	Ohio State University General Receipts Revenue, Series A, 5.100%, 12/1/10	542,830
100,000	Ohio State University General Receipts Revenue, Series A, 5.125%, 12/1/11	108,483
900,000	Ohio State Water Development Authority Pollution Control Facilities Revenue, (MBIA Ins), 5.000%, 12/1/14	945,594
1,000,000	Ohio State Water Development Authority Pollution Control Facilities Revenue, (MBIA Ins), 5.000%, 6/1/15	1,049,340
170,000	Ohio State Water Development Authority Revenue, (AMBAC Ins), 6.000%, 12/1/08	172,134
200,000	Ohio State Water Development Authority Revenue, (FSA Ins), 5.250%, 12/1/11	216,844
100,000	Ohio State Water Development Authority Revenue, (MBIA Ins), 5.000%, 12/1/09	108,068
150,000	Ohio State Water Development Authority Revenue, Fresh Water Series, (FSA Ins), 5.250%, 12/1/10	163,152
745,000	Ohio State Water Development Authority Revenue, Public Improvements, (FSA Ins), 5.000%, 6/1/14	784,105
115,000	Ohio State Water Development Authority, Polution Control Facilities Revenue, Water Quality Series, (MBIA Ins), 5.500%, 6/1/12	124,803
975,000	Ohio State Water Development Authority, Sewer System Improvements Revenue, (FSA Ins), 5.000%, 6/1/15	1,022,911
250,000	Plain, OH, Local School District, GO, (FGIC Ins), 5.700%, 12/1/14	278,763
55,000	Portage County, OH, Hospital Revenue, 5.800%, 11/15/15	58,578
500,000	Rocky River, OH, City School District, GO, 5.150%, 12/1/08	542,315
500,000	Solon, OH, GO, 5.250%, 12/1/07	527,075
500,000	Springboro, OH, GO, 5.250%, 12/1/16	532,875
250,000	Stow, OH, Public Improvements, GO, (MBIA Ins), 6.150%, 12/1/15	265,993
55,000	Strongsville, OH, GO, 6.700%, 12/1/11	61,279
250,000	Summit County, OH, Public Improvements, Series A, (FGIC Ins), 5.000%, 12/1/12	266,803
235,000	Swanton, OH, Local School Disctrict, School Improvement, GO, (FGIC Ins), 4.900%, 12/1/15	246,073
500,000	Teays Valley, OH, Local School District, School Facilities Construction & Improvement, GO, (FGIC Ins), 5.150%, 12/1/14	529,525
315,000	Toledo, OH, Sewer System Revenue, 5.250%, 11/15/13	343,624
500,000	Troy, OH, Capital Facilities, GO, 6.250%, 12/1/11	557,950
350,000	Trumbull County, OH, Public Improvements Refunding, GO, (MBIA Ins), 5.125%, 12/1/13	381,437
550,000	Twinsburg, OH, Local School District, GO, (FGIC Ins), 5.400%, 12/1/09	599,627
100,000	University of Akron, OH, General Receipts Revenue, (AMBAC Ins), 5.125%, 1/1/11	105,474
100,000	University of Cincinati, OH, General Receipts Revenue, Series W, 5.650%, 6/1/11	106,672
500,000	University of Cincinnati, OH, Certificate Participation, University Center Project, (MBIA Ins), 5.100%, 6/1/11	545,795
250,000	University of Cincinnati, OH, General Receipts Revenue, Series V, 5.250%, 6/1/08	259,868
265,000	University of Cincinnati, OH, General Receipts Revenue, Series V, 5.350%, 6/1/09	275,695
300,000	University of Cincinnati, OH, General Receipts Revenue, Series Z, 5.000%, 6/1/17	316,896
500,000	Vandalia, OH, Various Purpose Improvement Revenue, GO, 5.450%, 12/1/10	537,550
175,000	Warren County, OH, Sewer Improvement, P&G Co./Lower Miami, GO, 5.250%, 12/1/08	184,102
185,000	Warren County, OH, Sewer Improvement, P&G Co./Lower Miami, GO, 5.350%, 12/1/09	194,875
400,000	Warren County, OH, Water Improvement, The P&G Project, GO, 5.250%, 12/1/07	420,804
500,000	Wauseon Village, OH, School District, GO, 5.450%, 12/1/14	538,965
100,000	West Clermont, OH, Local School District, GO, (AMBAC Ins), 6.900%, 12/1/12	108,908
100,000	West Holmes, OH, Local School District, GO, (MBIA Ins), 5.100%, 12/1/11	106,337
500,000	Westlake, OH, City School District, GO, Series A, 5.500%, 12/1/10	549,430
500,000	Westlake, OH, Refunding & Improvement, GO, 5.350%, 12/1/10	547,960
165,000	Whitehall, OH, Public Improvements, GO, (AMBAC Ins), 4.950%, 12/1/10	175,771
100,000	Worthington, OH, City School District Refunding, GO, (FGIC Ins), 5.000%, 12/1/09	107,779
100,000	Youngstown, OH, GO, (MBIA Ins), 6.125%, 12/1/14	103,836

Total Municipal Bonds -- (Cost $63,134,035)		64,760,000

Cash Equivalent -- 0.0%
7,550	Fidelity Institutional Tax-Exempt Fund	7,550

Total Cash Equivalent (Cost $7,550)		7,550

Total Investments (Cost $63,141,585) (a) -- 99.9%		64,767,550

Other Assets in Excess of Liabilities -- 0.1%		87,957

Net Assets -- 100.0%		$64,855,507

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,039,593
Unrealized depreciation	(413,628)

Net unrealized appreciation (depreciation)	$1,625,965

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

Huntington Short/Intermediate Fixed Income Securities Fund

June 30, 2004 (Unaudited)

Principal Amount		Value

Corporate Bonds -- 69.9%
Agricultural Services -- 1.2%
$2,000,000	Monsanto Co., 4.000%, 5/15/08	$1,978,506

Aircraft -- 0.7%
1,000,000	Boeing Capital Corp., 7.100%, 9/27/05	1,055,991

Banks -- 2.5%
2,000,000	Compass Bancshares, Inc., 8.375%, 9/15/04	2,022,920
2,000,000	KeyCorp, 3.050%, 11/22/06	1,983,612

		4,006,532

Bottled & Canned Soft Drinks -- 1.9%
3,000,000	PepsiAmericas, Inc., 3.875%, 9/12/07	3,024,252

Building & Construction Products -- 1.3%
2,000,000	Masco Corp., 6.750%, 3/15/06	2,120,794

Chemicals -- 1.9%
3,000,000	Chevron Phillips Chemical Co., 5.375%, 6/15/07	3,123,945

Computers -- 1.3%
2,000,000	Hewlett Packard Co., 7.150%, 6/15/05	2,085,692

Consumer Products -- 3.4%
2,000,000	Costco Wholesale Corp., 5.500%, 3/15/07	2,101,064
1,500,000	Fortune Brands, Inc., 2.875%, 12/1/06	1,484,169
2,000,000	General Mills, Inc., 2.625%, 10/24/06	1,956,872

		5,542,105

Credit Reporting Services -- 1.3%
2,000,000	Dun & Bradstreet Corp., 6.625%, 3/15/06	2,090,722

Cruise Lines -- 0.6%
1,000,000	Carnival Corp., 7.700%, 7/15/04	1,001,375

Electrical Services -- 5.7%
1,000,000	Alabama Power Co., 3.125%, 5/1/08	968,256
1,000,000	Baltimore Gas & Electric, 5.250%, 12/15/06	1,039,403
1,000,000	Commonwealth Edison, 6.400%, 10/15/05	1,044,343
1,000,000	Indiana Michigan Power, 6.875%, 7/1/04	1,000,000
1,000,000	Ohio Power Co., (Series B), Sr. Note, 6.750%, 7/1/04	1,000,000
3,000,000	Virginia Electric & Power, 5.750%, 3/31/06	3,130,512
1,000,000	Wisconsin Energy, 5.875%, 4/1/06	1,047,051

		9,229,565

Financial Services -- 15.1%
3,000,000	AIG International Lease Finance Corp., 4.500%, 5/1/08	3,049,131
2,000,000	Bear Stearns Co., 3.000%, 3/30/06	1,998,076
2,000,000	Citi Group, Inc., 4.125%, 2/21/06	2,034,236
3,000,000	Countrywide Home Loan, 3.250%, 5/21/08	2,885,847
1,000,000	Ford Motor Credit Co., 6.500%, 1/25/07	1,050,727
1,000,000	General Motors Acceptance Corp., 6.750%, 1/15/06	1,047,851
2,000,000	General Motors Acceptance Corp., 6.125%, 8/28/07	2,086,914
3,000,000	Household Finance Corp., 4.625%, 1/15/08	3,053,883
2,000,000	MBIA Global Funding LLC, 2.875%, 11/30/06	1,968,530
1,500,000	Merrill Lynch & Co., 6.550%, 8/1/04	1,505,280
2,000,000	Morgan Stanley, 3.875%, 1/15/09	1,947,218
2,000,000	Textron Financial Corp., 2.190%, 2/11/05	2,010,454

		24,638,147

Grocery Stores -- 0.6%
1,000,000	Safeway, Inc., 4.800%, 7/16/07	1,022,180

Insurance -- 3.0%
1,495,000	Harman International Industries, Inc., 7.125%, 2/15/07	1,611,997
2,100,000	Metlife, Inc., 5.250%, 12/1/06	2,177,736
1,000,000	Prudential Financial, 6.375%, 7/23/06	1,061,481

		4,851,214

Miscellaneous Business Services -- 2.6%
2,000,000	Computer Science Corp., 6.750%, 6/15/06	2,131,726
2,000,000	Rockwell International Corp., 6.150%, 1/15/08	2,144,612

		4,276,338

Motion Picture & Video Production -- 0.7%
1,000,000	Viacom, Inc., 5.625%, 5/1/07	1,050,393

Oil & Gas Exploration Services -- 1.3%
2,000,000	Burlington Resources, Inc., 5.600%, 12/1/06	2,096,622

Petroleum Refining -- 2.5%
2,000,000	Anadarko Petroleum Corp., 3.250%, 5/1/08	1,951,096
2,000,000	Marathon Oil, 5.375%, 6/1/07	2,089,010

		4,040,106

Printing & Publishing -- 1.3%
1,000,000	Knight-Ridder, Inc., 6.300%, 12/15/05	1,049,157
1,000,000	Reed Elsevier Capital, 7.000%, 5/15/05	1,037,820

		2,086,977

Pulp Mills -- 0.6%
900,000	Weyerhaeuser Co., 5.500%, 3/15/05	919,032

Radio Broadcasting -- 1.9%
3,000,000	Clear Channel Communications, 4.625%, 1/15/08	3,031,641

Railroad Transportation -- 1.3%
2,000,000	Union Pacific Corp., 6.400%, 2/1/06	2,101,382

Real Estate Investment Trusts -- 3.8%
2,000,000	Amb Property L.P., 7.200%, 12/15/05	2,129,152
2,000,000	Archstone-Smith Trust, 3.000%, 6/15/08	1,901,190
2,000,000	HRPT Properties, 6.700%, 2/23/05	2,050,976

		6,081,318

Residential Building Construction -- 1.9%
3,000,000	Centex Corp., 4.750%, 1/15/08	3,057,171

Retail -- 3.9%
3,000,000	CVS Corp., 3.875%, 11/1/07	3,002,352
3,000,000	Tandy Corp., 6.950%, 9/1/07	3,265,548

		6,267,900

Surgical & Medical Instruments -- 0.7%
1,000,000	Baxter International, Inc., 7.125%, 2/1/07	1,081,841

Telephone Communication -- 5.3%
1,000,000	Bell Atlantic Financial, 7.600%, 3/15/07	1,101,909
3,000,000	Cingular Wireless, 5.625%, 12/15/06	3,136,296
3,000,000	Cox Communications, Inc., 7.750%, 8/15/06	3,260,325
1,000,000	GTE North Inc., 5.650%, 11/15/08	1,044,629

		8,543,159

Wholesale Distribution -- 1.6%
1,000,000	Cardinal Health Inc., Sr. Note, 4.450%, 6/30/05	1,012,881
1,600,000	Con Agra, Inc., 7.400%, 9/15/04	1,615,619

		2,628,500

Total Corporate Bonds (Cost $113,694,025)		113,033,400

U.S. Government Agencies -- 27.6%
Federal Farm Credit Bank -- 1.2%
2,000,000	1.350%, 3/18/05	1,991,810

Federal Home Loan Bank -- 7.9%
2,000,000	1.450%, 7/22/05	1,982,288
6,500,000	6.875%, 8/15/05	6,831,065
1,000,000	2.830%, 6/26/08	960,995
2,000,000	3.875%, 8/22/08	1,983,404
1,000,000	3.500%, 12/26/08	975,775

		12,733,527

Federal Home Loan Mortgage Corporation -- 13.6%
2,000,000	2.325%, 8/26/05	1,998,272
5,000,000	5.250%, 1/15/06	5,186,685
3,000,000	2.000%, 6/9/06	2,943,783
$2,000,000	3.125%, 8/25/06	1,993,174
2,000,000	2.750%, 1/30/07	1,972,932
2,000,000	3.000%, 3/29/07	1,954,494
1,000,000	4.260%, 7/19/07	1,019,213
3,000,000	3.500%, 4/1/08	2,953,731
2,000,000	3.650%, 5/7/08	1,985,730

		22,008,014

Federal National Mortgage Association -- 4.9%
2,000,000	2.650%, 2/23/07	1,963,694
2,000,000	3.050%, 4/20/07	1,978,478
2,000,000	3.750%, 5/17/07	1,998,782
2,000,000	3.625%, 3/16/09	1,954,664

		7,895,618

Total U.S. Government Agencies (Cost $44,613,673)		44,628,969

Cash Equivalent -- 1.5%
2,371,720	Huntington Money Market Fund, Interfund Class*	2,371,720

Total Cash Equivalent (Cost $2,371,720)		2,371,720

Total Investments (Cost $160,679,418) (a) -- 99.0%		160,034,089

Other Assets in Excess of Liabilities -- 1.0%		1,564,072

Net Assets -- 100.0%		$161,598,161

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,224,183
Unrealized depreciation	(1,869,512)

Net unrealized appreciation (depreciation)	$(645,329)

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Portfolio of Investments, page 39.

(See notes which are an integral part of the Financial Statements)

(b) Non-income producing security.

(c) All or part of the security was on loan as of June 30, 2004.

* Affiliated

** Variable Rate Demand Notes--rates disclosed in effect at June 30, 2004.

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR -- American Depositary Receipt	GO -- Government Obligation
AMBAC -- American Municipal Bond Assurance Corporation	LOC -- Letter of Credit
AMEX -- American Stock Exchange	MBIA -- Municipal Bond Insurance Association
BAN -- Bond Anticipation Notes	MSCI -- Morgan Stanley Capital International
EAFE -- Europe Australasia Far East	REMIC -- Real Estate Mortgage Investment Conduit
EMU -- European Monetary Union	S&P -- Standard & Poor's
FGIC -- Financial Guaranty Insurance Corporation	SPDR -- Standard & Poor's Depository Receipt
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance

(See notes which are an integral part of the Financial Statements)

Statements of Assets and Liabilities

June 30, 2004 (Unaudited)

	Huntington Florida Tax-Free Money Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund
Assets:
Investments, at value	$24,188,128	$616,901,042	$163,705,294
Investments in affiliated securities, at value	--	--	--

Total Investments	24,188,128	616,901,042	163,705,294

Investments in repurchase agreements, at cost	--	43,163,400	--
Cash	--	55	--
Foreign currencies, at value (cost $0; $0; $0; $0; $0; $0; $0; $1,122,464 and $0)	--	--	--
Income receivable	100,187	808,445	511,333
Receivable for investments sold	--	--	--
Receivable for shares sold	--	--	--
Tax reclaims receivable	--	--	--
Prepaid expenses and other assets	5,628	25,293	7,009

Total assets	24,293,943	660,898,235	164,223,636

Liabilities:
Options written, at value (premiums received $0; $0; $0; $0; $0; $0; $515,737; $0 and $0)	--	--	--
Cash overdraft	--	--	--
Income distribution payable	4,138	138,337	30,036
Payable for investments purchased	--	--	--
Payable for shares redeemed	--	--	--
Accrued expenses and other payables
Investment adviser fees	6,178	159,457	40,680
Administration fees	1,544	41,690	10,170
Sub-Administration fees	1,236	33,351	8,136
Custodian fees	535	14,453	3,526
Portfolio accounting fees	2,166	30,908	8,745
Distribution fees	1,054	149,630	42,453
Other	4,285	117,005	28,155

Total liabilities	21,136	684,831	171,901

Net Assets	$24,272,807	$660,213,404	$164,051,735

Net Assets Consist of:
Paid in capital	$24,273,533	$660,706,083	$164,028,747
Net unrealized appreciation (depreciation) of investments, options and translation of assets and liablilities in foreign currency	--	--	--
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(728)	(492,678)	(4,405)
Accumulated net investment income (loss)	2	(1)	27,393

Total Net Assets	$24,272,807	$660,213,404	$164,051,735

Trust Shares	$16,957,302	$396,613,901	$72,529,054

Investment A Shares	$7,315,505	$235,895,881	$91,522,681

Investment B Shares	$--	$58,408	$--

Interfund Shares	$--	$27,645,214	$--

Shares Outstanding:
Trust Shares	16,956,116	397,106,940	72,518,194

Investment A Shares	7,316,147	235,878,225	91,503,082

Investment B Shares	--	58,610	--

Interfund Shares	--	27,667,798	--

Net Asset Value and Offering Price Per Share:
Net Asset Value Per Share
Trust Shares	$1.00	$1.00	$1.00

Investment A Shares	$1.00	$1.00	$1.00

Investment B Shares	--	$1.00	--

Interfund Shares	--	$1.00	--

Offering Price Per Share (100%/(100%--maximum sales charge) of net asset value adjusted to the nearest cent):
Trust Shares	$1.00	$1.00	$1.00

Investment A Shares	$1.00	$1.00	$1.00

Investment B Shares (1)	--	$1.00	--

Interfund Shares	--	$1.00	--

Maximum Sales Charge--Investment A Shares	--	--	--

Investments, at cost	$24,188,128	$616,901,042	$163,705,294

(1) For Investment B Shares, the redemption price per share varies by length of time shares are held.

(See notes which are an integral part of the Financial Statements)

Huntington U.S. Treasury Money Market Fund	Huntington Dividend Capture Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund
$314,609,342	$83,387,109	$258,420,581	$211,824,547	$99,641,335	$11,534,166
--	749,277	7,820,858	216,966	--	282,190

314,609,342	84,136,386	266,241,439	212,041,513	99,641,335	11,816,356

187,396,700	--	--	--	3,256,000	--
30	--	--	--	874	14

--	--	--	--	1,139,560	--
18,592	294,837	329,176	569,677	143,615	9,208
--	128,836	--	87,479	--	--
--	2,739	7,758	3,815	--	15,979
--	--	--	--	49,213	--
5,908	10,227	13,372	13,546	9,934	35,436

502,030,572	84,573,025	266,591,745	212,716,030	104,240,531	11,876,993

--	--	--	479,270	--	--
--	112,858	126,680	--	--	--
97,850	--	--	--	--	--
--	179,458	118,279	--	--	199,786
--	2,055	25,820	13,449	--	--

82,252	51,072	130,766	103,648	84,035	6,665
30,845	5,107	16,346	12,956	6,303	666
24,675	4,086	13,076	10,365	5,042	533
10,693	1,771	5,667	4,492	6,071	231
21,870	6,322	12,310	9,780	6,598	197
104,312	40,429	67,830	56,600	22,041	2,470
54,128	10,909	39,657	31,966	13,836	1,030

426,625	414,067	556,431	722,526	143,926	211,578

$501,603,947	$84,158,958	$266,035,314	$211,993,504	$104,096,605	$11,665,415

$501,560,171	$78,188,441	$145,176,024	$152,449,657	$90,769,337	$11,097,029

--	3,194,961	117,224,624	52,761,691	17,739,238	573,315

2,123	2,738,678	3,661,058	6,750,049	(4,898,820)	--
41,653	36,878	(26,392)	32,107	486,850	(4,929)

$501,603,947	$84,158,958	$266,035,314	$211,993,504	$104,096,605	$11,665,415

$459,983,548	$61,284,243	$248,276,689	$199,332,616	$102,893,256	$11,025,883

$41,620,399	$8,448,798	$11,773,077	$4,322,343	$673,598	$328,350

--	$14,425,917	$5,985,548	$8,338,545	$529,751	$311,182

--	--	--	--	--	--

459,943,785	5,558,916	6,204,172	6,342,149	11,076,478	1,039,730

41,618,815	766,430	297,460	137,480	72,862	30,994

--	1,310,727	154,756	266,109	58,147	29,373

--	--	--	--	--	--

$1.00	$11.02	$40.02	$31.43	$9.29	$10.60

$1.00	$11.02	$39.58	$31.44	$9.24	$10.59

--	$11.01	$38.68	$31.34	$9.11	$10.59

--	--	--	--	--	--

$1.00	$11.02	$40.02	$31.43	$9.29	$10.60

$1.00	$11.69	$41.99	$33.36	$9.80	$11.24

--	$11.01	$38.68	$31.34	$9.11	$10.59

--	--	--	--	--	--

--	5.75%	5.75%	5.75%	5.75%	5.75%

$314,609,342	$80,941,425	$149,016,815	$159,316,289	$81,922,099	$11,243,041

Statements of Assets and Liabilities

June 30, 2004 (Unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Rotating Markets Fund
Assets:
Investments, at value*	$153,344,185	$48,438,400	$21,180,421
Investments in affiliated securities, at value	1,683,775	1,196,644	312,554

Total Investments	155,027,960	49,635,044	21,492,975

Cash	15,050	15,050	8
Foreign currencies, at value (cost $0; $0; $0; $1,751; $0; $0; $0; $0; $0 and $0)	--	--	--
Income receivable	133,581	18,889	37,578
Receivable for investments sold	--	--	--
Receivable for shares sold	9,226	4,379	355
Prepaid expenses and other assets	12,918	7,852	6,907

Total assets	155,198,735	49,681,214	21,537,823

Liabilities:
Options written, at value (premiums received $0; $0; $0; $66,445; $0; $0; $0; $0, $0 and $0)	--	--	--
Cash overdraft	--	--	--
Income distributions payable	--	--	--
Payable for investments purchased	--	--	--
Payable for shares redeemed	7,907	7,959	5,438
Payable for return of collateral received for securities on loan	6,822,700	784,500	--
Accrued expenses and other payables
Investment adviser fees	89,628	33,262	8,707
Administration fees	8,963	2,935	1,306
Sub-Administration fees	7,170	2,348	1,045
Custodian fees	3,107	1,017	453
Portfolio accounting fees	9,506	5,429	1,952
Distribution fees	40,008	13,184	4,923
Other	21,786	6,562	3,170

Total liabilities	7,010,775	857,196	26,994

Net Assets	$148,187,960	$48,824,018	$21,510,829

Net Assets Consist of:
Paid in capital	$117,550,818	$39,181,282	$20,938,430
Net unrealized appreciation (depreciation) of investments, options and translation of assets and liablilities in foreign currency	32,353,892	10,083,498	2,592,610
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(1,525,404)	(192,053)	(1,952,498)
Accumulated net investment income (loss)	(191,346)	(248,709)	(67,713)

Total Net Assets	$148,187,960	$48,824,018	$21,510,829

Trust Shares	$138,696,112	$45,205,777	$20,067,620

Investment A Shares	$2,997,256	$1,568,122	$1,443,209

Investment B Shares	$6,494,592	$2,050,119	$--

Shares Outstanding:
Trust Shares	10,934,803	3,591,673	2,087,925

Investment A Shares	238,506	125,465	151,105

Investment B Shares	524,826	166,955	--

Net Asset Value and Offering Price Per Share:
Net Asset Value Per Share
Trust Shares	$12.68	$12.59	$9.61

Investment A Shares	$12.57	$12.50	$9.55

Investment B Shares	$12.37	$12.28	--

Offering Price Per Share (100%/(100%--maximum sales charge) of net asset value adjusted to the nearest cent):
Trust Shares	$12.68	$12.59	$9.61

Investment A Shares	$13.34	$13.26	$10.13

Investment B Shares (1)	$12.37	$12.28	--

Maximum Sales Charge--Investment A Shares	5.75%	5.75%	1.50%

Investments, at cost	$122,674,068	$39,551,546	$18,900,365

* Includes securities on loan of $6,680,550; $768,540; $0; $1,892,555; $10,721,286; $0; $0; $0; $0 and $0.

(1) For Investment B Shares, the redemption price per share varies by length of time shares are held.

(See notes which are an integral part of the Financial Statements)

Huntington Situs Small Cap Fund	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Michigan Tax-Free Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Securities Fund

$42,046,383	$168,797,921	$83,563,189	$29,606,428	$50,762,804	$64,767,550	$157,662,369
310,016	5,177,722	1,753,081	--	1,099,671	--	2,371,720

42,356,399	173,975,643	85,316,270	29,606,428	51,862,475	64,767,550	160,034,089

6,450	--	--	--	16,875	--	--
1,746	--	--	--	--	--	--
27,343	2,535,940	757,707	319,414	230,331	529,349	2,049,753
49,469	--	--	--	--	--	--
4,159	--	--	--	--	--	--
1,565	10,021	9,390	7,725	10,550	10,575	9,127

42,447,131	176,521,604	86,083,367	29,933,567	52,120,231	65,307,474	162,092,969

73,900	--	--	--	--	--	--
--	2,015	--	--	--	--	--
--	492,651	254,543	59,707	--	142,583	339,434
--	--	--	--	--	--	--
33	45,407	487	350	67	241,804	205
1,937,250	10,972,750	--	--	--	--	--

24,001	67,493	34,733	12,814	21,151	26,733	66,373
2,400	10,124	5,210	1,839	3,173	4,010	9,956
1,920	8,099	4,168	1,471	2,538	3,208	7,964
832	3,510	1,806	638	1,100	1,390	3,451
4,431	8,645	5,038	2,055	4,123	3,843	7,300
9,809	39,388	20,007	9,810	11,614	18,196	35,510
12,045	25,907	13,889	4,844	8,032	10,200	24,615

2,066,621	11,675,989	339,881	93,528	51,798	451,967	494,808

$40,380,510	$164,845,615	$85,743,486	$29,840,039	$52,068,433	$64,855,507	$161,598,161

$29,063,593	$162,473,178	$85,606,099	$29,252,651	$52,242,018	$63,205,252	$163,791,300

10,693,804	2,528,903	175,525	507,399	1,521,511	1,625,965	(645,329)

723,687	(129,275)	28,980	69,064	(1,922,750)	24,293	(1,546,751)
(100,574)	(27,191)	(67,118)	10,925	227,654	(3)	(1,059)

$40,380,510	$164,845,615	$85,743,486	$29,840,039	$52,068,433	$64,855,507	$161,598,161

$38,373,364	$159,147,679	$80,379,344	$22,928,211	$50,470,252	$57,918,457	$156,359,746

$866,887	$2,488,568	$4,914,840	$6,143,315	$1,198,991	$5,251,607	$5,238,415

$1,140,259	$3,209,368	$449,302	$768,513	$399,190	$1,685,443	$--

2,502,361	7,588,414	7,734,495	2,145,352	5,755,453	2,707,245	7,993,991

56,761	118,680	473,038	574,797	136,046	245,612	267,756

75,341	153,255	43,217	71,942	45,503	78,827	--

$15.33	$20.97	$10.39	$10.69	$8.77	$21.39	$19.56

$15.27	$20.97	$10.39	$10.69	$8.81	$21.38	$19.56

$15.13	$20.94	$10.40	$10.68	$8.77	$21.38	--

$15.33	$20.97	$10.39	$10.69	$8.77	$21.39	$19.56

$16.20	$22.02	$10.91	$11.22	$9.25	$22.45	$19.86

$15.13	$20.94	$10.40	$10.68	$8.77	$21.38	--

5.75%	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%

$31,655,178	$171,446,740	$85,140,745	$29,099,029	$50,340,964	$63,141,585	$160,679,418

Statements of Operations

Six Months Ended June 30, 2004 (Unaudited)

	Huntington Florida Tax-Free Money Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund
Investment Income:
Dividend Income	$2,015	$28,728	$10,734
Dividend Income from affiliates	--	--	--
Interest Income	122,183	3,486,534	893,287
Income from securities lending	--	--	--

Total investment income	124,198	3,515,262	904,021

Expenses:
Investment adviser fees	36,021	966,879	255,273
Administration fees	9,052	252,772	63,819
Sub-Administration fees	7,241	202,210	51,054
Custodian fees	3,138	87,629	22,124
Transfer and dividend disbursing agent fees and expenses	3,722	105,486	26,627
Directors' fees	403	10,836	2,825
Auditing fees	1,569	43,481	11,806
Legal fees	927	25,969	6,838
Portfolio accounting fees	11,644	161,044	44,652
Distribution services fee--Investment A Shares	8,823	311,437	117,264
Distribution services fee--Investment B Shares	--	--	--
Shareholder services fee--Trust Shares	21,349	497,968	95,464
Shareholder services fee--Investment A Shares	8,823	311,437	117,264
Shareholder services fee--Investment B Shares	--	--	--
Share registration costs	15,027	23,509	16,501
Printing and postage	1,317	40,052	9,523
Insurance premiums	706	7,014	2,987
Other	90	2,854	679

Total expenses	129,852	3,050,577	844,700

Waivers:
Waiver of shareholder services fee--Trust Shares	(14,921)	(1,066)	(8,368)
Waiver of shareholder services fee--Investment A Shares	(6,052)	(494)	(9,200)
Waiver of distribution services fee--Investment A Shares	(8,806)	(286,447)	(103,581)

Total waivers	(29,779)	(288,007)	(121,149)

Net expenses	100,073	2,762,570	723,551

Net investment income (loss)	24,125	752,692	180,470

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	(497)	(2,617)	(4,405)
Net realized gain (loss) on option transactions	--	--	--
Net realized gain (loss) on foreign currency transactions	--	--	--

Net realized gain (loss) on investments, options and foreign currency transactions	(497)	(2,617)	(4,405)
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	--	--	--

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(497)	(2,617)	(4,405)

Change in net assets resulting from operations	$23,628	$750,075	$176,065

(1) Fund commenced operations on April 30, 2004.

(2) Net of foreign dividend taxes withheld of $135,637.

(See notes which are an integral part of the Financial Statements)

Huntington U.S. Treasury Money Market Fund	Huntington Dividend Capture Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund		Huntington Macro 100 Fund(1)

$--	$2,178,854	$1,521,764	$3,093,586	$1,270,799	(2)	$20,025
--	3,313	9,729	7,959	--		516
2,393,608	--	--	--	2,859		--
--	328	9	583	--		--

2,393,608	2,182,495	1,531,502	3,102,128	1,273,658		20,541

510,426	295,168	792,547	642,852	490,276		11,360
191,411	29,517	99,070	80,357	36,771		1,136
153,123	23,613	79,253	64,284	29,416		909
66,357	10,233	34,345	27,858	13,190		394
78,262	12,435	41,255	33,551	15,289		685
8,077	1,270	4,413	3,571	1,580		50
33,984	5,847	18,437	14,766	7,193		227
19,941	3,081	10,355	8,394	3,875		227
115,681	30,212	68,512	57,534	33,033		2,272
40,435	13,873	14,727	5,081	1,208		58
--	50,804	21,273	29,498	1,873		177
597,595	67,582	308,410	252,942	120,736		3,670
40,435	13,873	14,727	5,081	1,208		58
--	16,935	7,091	9,833	624		59
14,960	22,846	22,680	22,680	22,250		3,976
28,351	4,415	14,707	11,759	5,415		167
292	1,697	4,166	3,628	1,969		--
1,823	797	1,926	1,385	906		45

1,901,153	604,198	1,557,894	1,275,054	786,812		25,470

(8,462)	--	--	--	--		--
(516)	--	--	--	--		--
(38,254)	--	--	--	--		--

(47,232)	--	--	--	--		--

1,853,921	604,198	1,557,894	1,275,054	786,812		25,470

539,687	1,578,297	(26,392)	1,827,074	486,846		(4,929)

2,123	2,902,864	4,015,016	6,453,621	3,500,449		--
--	--	--	(33,838)	--		--
--	--	--	--	87,562		--

2,123	2,902,864	4,015,016	6,419,783	3,588,011		--
--	(3,058,475)	3,011,327	(1,680,920)	(401,310)		573,315

2,123	(155,611)	7,026,343	4,738,863	3,186,701		573,315

$541,810	$1,422,686	$6,999,951	$6,565,937	$3,673,547		$568,386

Statements of Operations

Six Months Ended June 30, 2004 (Unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Rotating Markets Fund
Investment Income:
Dividend Income	$787,675	$107,812	$63,426
Dividend Income from affiliates	6,542	2,995	1,291
Interest Income	--	--	--
Income from securities lending	13,913	179	--

Total investment income	808,130	110,986	64,717

Expenses:
Investment adviser fees	549,854	193,955	53,309
Administration fees	54,986	17,114	7,996
Sub-Administration fees	43,987	13,691	6,397
Custodian fees	19,062	5,933	2,772
Transfer and dividend disbursing agent fees and expenses	23,115	7,168	3,330
Directors' fees	2,443	764	355
Auditing fees	10,440	3,327	1,518
Legal fees	5,744	1,760	823
Portfolio accounting fees	46,024	24,399	10,648
Distribution services fee--Investment A Shares	3,980	1,790	1,646
Distribution services fee--Investment B Shares	22,459	6,932	--
Shareholder services fee--Trust Shares	171,819	52,945	25,008
Shareholder services fee--Investment A Shares	3,980	1,790	1,646
Shareholder services fee--Investment B Shares	7,486	2,311	--
Share registration costs	21,893	21,650	14,890
Printing and postage	8,075	2,557	1,183
Insurance premiums	2,820	1,187	739
Other	1,309	422	171

Total expenses	999,476	359,695	132,431

Net investment income (loss)	(191,346)	(248,709)	(67,714)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	1,178,812	(170,574)	776,953
Net realized gain (loss) on option transactions	--	--	--
Net realized gain (loss) on foreign currency transactions	--	--	--

Net realized gain (loss) on investments, options and foreign currency transactions	1,178,812	(170,574)	776,953
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	8,800,356	3,319,035	(262,462)

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	9,979,168	3,148,461	514,491

Change in net assets resulting from operations	$9,787,822	$2,899,752	$446,777

(1) Net of foreign dividend taxes withheld of $3,500.

(See notes which are an integral part of the Financial Statements)

Huntington Situs Small Cap Fund	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Michigan Tax-Free Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Securities Fund

$168,280 (1)	$674	$--	$921	$200,918	$1,502	$--
1,037	7,639	2,361	--	3,538	--	4,319
--	3,824,290	1,989,372	557,285	953,385	1,240,019	2,969,191
1,447	3,696	635	--	--	--	3

170,764	3,836,299	1,992,368	558,206	1,157,841	1,241,521	2,973,513

135,885	422,360	219,350	74,437	124,400	162,992	414,380
13,589	63,355	32,903	11,166	18,660	24,449	62,157
10,870	50,682	26,321	8,932	14,928	19,559	49,724
4,711	21,963	11,406	3,871	6,469	8,476	21,548
5,685	26,383	13,755	4,644	7,769	10,158	26,058
585	2,812	1,460	497	835	1,089	2,764
2,716	11,498	5,857	2,004	3,381	4,486	11,798
1,432	6,620	3,437	1,161	1,947	2,554	6,654
19,571	52,796	31,422	22,377	22,823	33,682	46,699
864	3,358	7,830	7,548	1,518	7,234	8,823
3,254	12,161	1,685	2,731	1,287	6,684	--
43,346	203,769	101,283	28,760	60,253	72,035	198,366
864	3,358	7,830	7,548	1,518	7,234	8,823
1,085	4,054	562	910	429	2,228	--
22,983	22,139	20,978	21,789	21,664	21,371	16,342
1,990	9,293	4,862	1,655	2,760	3,606	9,219
958	2,605	1,671	880	950	1,357	2,813
393	980	258	51	81	187	954

270,781	920,186	492,870	200,961	291,672	389,381	887,122

(100,017)	2,916,113	1,499,498	357,245	866,169	852,140	2,086,391

726,281	1,100,145	28,980	69,064	581,500	24,293	317,488
--	--	--	--	--	--	--
(921)	--	--	--	--	--	--

725,360	1,100,145	28,980	69,064	581,500	24,293	317,488
3,162,656	(4,616,477)	(1,813,786)	(784,057)	(1,179,230)	(1,576,179)	(3,056,177)

3,888,016	(3,516,332)	(1,784,806)	(714,993)	(597,730)	(1,551,886)	(2,738,689)

$3,787,999	$(600,219)	$(285,308)	$(357,748)	$268,439	$(699,746)	$(652,298)

Statements of Changes in Net Assets

	Huntington Florida Tax-Free Money Fund		Huntington Money Market Fund
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$24,125	$67,595	$752,692	$2,289,672
Net realized gain (loss) on investments	(497)	(231)	(2,617)	(490,061)
Net change in unrealized appreciation/depreciation of investments	--	--	--	--

Change in net assets resulting from operations	23,628	67,364	750,075	1,799,611

Distributions to Shareholders--
From net investment income:
Trust Shares	(17,068)	(53,692)	(441,155)	(1,396,770)
Investment A Shares	(7,057)	(13,903)	(249,231)	(683,201)
Investment B Shares	--	--	(144)	(763)
Interfund Shares	--	--	(62,162)	(220,563)
From net realized gain on investments:
Trust Shares	--	--	--	--
Investment A Shares	--	--	--	--
Investment B Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(24,125)	(67,595)	(752,692)	(2,301,297)

Share Transactions--
Proceeds from sale of shares	19,402,337	54,049,731	781,957,578	1,903,409,394
Distributions reinvested	1,605	2,011	124,683	393,589
Cost of shares redeemed	(22,254,048)	(53,205,958)	(758,718,781)	(2,008,879,201)

Change in net assets resulting from share transactions	(2,850,106)	845,784	23,363,480	(105,076,218)

Change in net assets	(2,850,603)	845,553	23,360,863	(105,577,904)
Net Assets:
Beginning of period	27,123,410	26,277,857	636,852,541	742,430,445

End of period	$24,272,807	$27,123,410	$660,213,404	$636,852,541

Accumulated net investment income (loss) included in net assets at end of period	$2	$2	$(1)	$(1)

(See notes which are an integral part of the Financial Statements)

Huntington Ohio Municipal Money Market Fund		Huntington U.S. Treasury Money Market Fund		Huntington Dividend Capture Fund
Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003

(Unaudited)		(Unaudited)		(Unaudited)

$180,470	$455,346	$539,687	$1,941,076	$1,578,297	$2,163,629
(4,405)	35,211	2,123	43,724	2,902,864	1,299,177
--	--	--	--	(3,058,475)	7,044,401

176,065	490,557	541,810	1,984,800	1,422,686	10,507,207

(86,422)	(196,257)	(507,323)	(1,865,755)	(1,139,353)	(1,539,861)
(94,048)	(259,089)	(32,364)	(95,980)	(187,989)	(332,367)
--	--	--	--	(231,344)	(321,518)
--	--	--	--	--	--

--	--	--	--	(592,592)	--
--	--	--	--	(82,380)	--
--	--	--	--	(140,881)	--

(180,470)	(455,346)	(539,687)	(1,961,735)	(2,374,539)	(2,193,746)

193,747,510	332,497,794	907,998,375	1,803,698,971	26,192,060	41,280,985
19,302	60,844	45,556	71,669	1,203,271	1,400,526
(198,602,181)	(362,417,658)	(985,656,591)	(1,810,257,021)	(14,531,083)	(9,447,914)

(4,835,369)	(29,859,020)	(77,612,660)	(6,486,381)	12,864,248	33,233,597

(4,839,774)	(29,823,809)	(77,610,537)	(6,463,316)	11,912,395	41,547,058

168,891,509	198,715,318	579,214,484	585,677,800	72,246,563	30,699,505

$164,051,735	$168,891,509	$501,603,947	$579,214,484	$84,158,958	$72,246,563

$27,393	$27,393	$41,653	$41,653	$36,878	$17,267

Statements of Changes in Net Assets

	Huntington Growth Fund		Huntington Income Equity Fund
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$(26,392)	$147,801	$1,827,074	$6,209,401
Net realized gain (loss) on investments, options and foreign currency transactions	4,015,016	1,530,903	6,419,783	21,256,828
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	3,011,327	38,848,081	(1,680,920)	11,494,109

Change in net assets resulting from operations	6,999,951	40,526,785	6,565,937	38,960,338

Distributions to Shareholders--
From net investment income:
Trust Shares	--	(149,743)	(1,724,370)	(6,189,721)
Investment A Shares	--	--	(30,332)	(75,184)
Investment B Shares	--	--	(40,265)	(126,995)
From net realized gain on investments:
Trust Shares	--	--	(11,482,445)	(7,824,722)
Investment A Shares	--	--	(234,014)	(138,720)
Investment B Shares	--	--	(460,233)	(246,677)

Change in net assets resulting from distributions to shareholders	--	(149,743)	(13,971,659)	(14,602,019)

Share Transactions--
Proceeds from sale of shares	19,706,466	50,206,525	18,468,815	31,286,287
Distributions reinvested	--	59,348	5,095,537	5,153,866
Cost of shares redeemed	(19,046,627)	(33,435,361)	(15,654,736)	(32,002,882)

Change in net assets resulting from share transactions	659,839	16,830,512	7,909,616	4,437,271

Change in net assets	7,659,790	57,207,554	503,894	28,795,590
Net Assets:
Beginning of period	258,375,524	201,167,970	211,489,610	182,694,020

End of period	$266,035,314	$258,375,524	$211,993,504	$211,489,610

Accumulated net investment income (loss) included in net assets at end of period	$(26,392)	$--	$32,107	$--

(1) Fund commmenced operations on April 30, 2004.

(See notes which are an integral part of the Financial Statements)

Huntington International Equity Fund		Huntington Macro 100 Fund	Huntington Mid Corp America Fund		Huntington New Economy Fund
Six Months Ended June 30, 2004	Year Ended December 31, 2003	Period Ended June 30, 2004(1)	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
(Unaudited)		(Unaudited)	(Unaudited)		(Unaudited)

$486,846	$549,224	$(4,929)	$(191,346)	$(132,609)	$(248,709)	$(259,915)
3,588,011	(1,484,988)	--	1,178,812	(414,237)	(170,574)	1,534,511

(401,310)	21,948,421	573,315	8,800,356	32,615,177	3,319,035	8,589,805

3,673,547	21,012,657	568,386	9,787,822	32,068,331	2,899,752	9,864,401

(17,582)	(460,838)	--	--	--	--	--
--	(1,228)	--	--	--	--	--
--	(520)	--	--	--	--	--

--	--	--	--	--	--	(20,093)
--	--	--	--	--	--	(592)
--	--	--	--	--	--	(856)

(17,582)	(462,586)	--	--	--	--	(21,541)

20,372,207	41,344,191	11,131,010	14,129,765	33,362,167	6,829,099	11,705,378
7,202	199,636	--	--	--	--	16,187
(7,643,508)	(23,465,084)	(33,981)	(19,161,880)	(15,198,745)	(3,064,685)	(3,129,978)

12,735,901	18,078,743	11,097,029	(5,032,115)	18,163,422	3,764,414	8,591,587

16,391,866	38,628,814	11,665,415	4,755,707	50,231,753	6,664,166	18,434,447

87,704,739	49,075,925	--	143,432,253	93,200,500	42,159,852	23,725,405

$104,096,605	$87,704,739	$11,665,415	$148,187,960	$143,432,253	$48,824,018	$42,159,852

$486,850	$17,586	$(4,929)	$(191,346)	$--	$(248,709)	$--

Statements of Changes in Net Assets

	Huntington Rotating Markets Fund		Huntington Situs Small Cap Fund
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$(67,714)	$88,042	$(100,017)	$(105,993)
Net realized gain (loss) on investments, options and foreign currency transactions	776,953	(1,058,150)	725,360	172,030
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(262,462)	5,076,509	3,162,656	7,238,592

Change in net assets resulting from operations	446,777	4,106,401	3,787,999	7,304,629

Distributions to Shareholders--
From net investment income:
Trust Shares	--	(84,803)	--	--
Investment A Shares	--	(3,238)	--	--
Investment B Shares	--	--	--	--
From net realized gain on investments:
Trust Shares	--	--	(59,275)	(10,996)
Investment A Shares	--	--	(1,296)	(183)
Investment B Shares	--	--	(1,772)	(198)

Change in net assets resulting from distributions to shareholders	--	(88,041)	(62,343)	(11,377)

Share Transactions--
Proceeds from sale of shares	1,000,714	3,470,561	8,790,044	13,623,967
Distributions reinvested	37,277	--	34,667	6,297
Cost of shares redeemed	(1,168,921)	(1,681,946)	(3,289,820)	(3,150,573)

Change in net assets resulting from share transactions	(130,930)	1,788,615	5,534,891	10,479,691

Change in net assets	315,847	5,806,975	9,260,547	17,772,943
Net Assets:
Beginning of period	21,194,982	15,388,007	31,119,963	13,347,020

End of period	$21,510,829	$21,194,982	$40,380,510	$31,119,963

Accumulated net investment income (loss) included in net assets at end of period	$(67,713)	$1	$(100,574)	$(557)

(See notes which are an integral part of the Financial Statements)

Huntington Fixed Income Securities Fund		Huntington Intermediate Government Income Fund		Huntington Michigan Tax-Free Fund
Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
(Unaudited)		(Unaudited)		(Unaudited)

$2,916,113	$6,092,886	$1,499,498	$3,159,794	$357,245	$715,465
1,100,145	2,437,881	28,980	786,947	69,064	135,049

(4,616,477)	(1,238,383)	(1,813,786)	(2,852,582)	(784,057)	70,293

(600,219)	7,292,384	(285,308)	1,094,159	(357,748)	920,807

(2,853,921)	(6,028,448)	(1,455,331)	(3,033,767)	(284,046)	(567,718)
(43,645)	(71,567)	(104,788)	(283,726)	(66,977)	(143,743)
(44,745)	(84,385)	(6,379)	(7,107)	(6,222)	(4,030)

--	--	(280,168)	(170,753)	(14,662)	(109,382)
--	--	(17,455)	(15,894)	(3,940)	(29,207)
--	--	(1,546)	(1,032)	(494)	(2,500)

(2,942,311)	(6,184,400)	(1,865,667)	(3,512,279)	(376,341)	(856,580)

13,865,082	48,227,572	9,016,429	28,747,806	4,726,962	10,435,879
1,221,630	2,596,494	587,644	1,338,065	82,270	192,346
(18,657,461)	(30,313,913)	(11,358,360)	(26,017,447)	(4,911,312)	(3,493,240)

(3,570,749)	20,510,153	(1,754,287)	4,068,424	(102,080)	7,134,985

(7,113,279)	21,618,137	(3,905,262)	1,650,304	(836,169)	7,199,212

171,958,894	150,340,757	89,648,748	87,998,444	30,676,208	23,476,996

$164,845,615	$171,958,894	$85,743,486	$89,648,748	$29,840,039	$30,676,208

$(27,191)	$(993)	$(67,118)	$(118)	$10,925	$10,925

Statements of Changes in Net Assets

	Huntington Mortgage Securities Fund		Huntington Ohio Tax-Free Fund
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$866,169	$1,374,304	$852,140	$1,604,501
Net realized gain (loss) on investments	581,500	717,417	24,293	340,716
Net change in unrealized appreciation/depreciation of investments	(1,179,230)	1,177,442	(1,576,179)	31,148

Change in net assets resulting from operations	268,439	3,269,163	(699,746)	1,976,365

Distributions to Shareholders--
From net investment income:
Trust Shares	(660,891)	(1,699,839)	(765,399)	(1,471,236)
Investment A Shares	(14,812)	(80,835)	(69,808)	(120,307)
Investment B Shares	(3,613)	(2,309)	(16,932)	(12,965)
From net realized gain on investments:
Trust Shares	--	--	(19,863)	(279,838)
Investment A Shares	--	--	(1,953)	(29,980)
Investment B Shares	--	--	(609)	(8,473)

Change in net assets resulting from distributions to shareholders	(679,316)	(1,782,983)	(874,564)	(1,922,799)

Share Transactions--
Proceeds from sale of shares	8,778,358	4,950,426	9,176,994	20,568,116
Distributions reinvested	237,183	677,026	88,085	286,179
Cost of shares redeemed	(1,958,150)	(10,863,681)	(5,882,505)	(13,312,249)

Change in net assets resulting from share transactions	7,057,391	(5,236,229)	3,382,574	7,542,046

Change in net assets	6,646,514	(3,750,049)	1,808,264	7,595,612
Net Assets:
Beginning of period	45,421,919	49,171,968	63,047,243	55,451,631

End of period	$52,068,433	$45,421,919	$64,855,507	$63,047,243

Accumulated net investment income (loss) included in net assets at end of period	$227,654	$40,801	$(3)	$(4)

(See notes which are an integral part of the Financial Statements)

Huntington Short/Intermediate Fixed Income Securities Fund
Six Months Ended June 30, 2004	Year Ended December 31, 2003
(Unaudited)

$2,086,391	$4,428,044
317,488	1,388,793
(3,056,177)	(1,693,979)

(652,298)	4,122,858

(2,005,465)	(4,292,934)
(80,926)	(135,251)
--	--

--	--
--	--
--	--

(2,086,391)	(4,428,185)

37,397,740	93,795,333
722,024	1,717,301
(37,726,940)	(52,356,174)

392,824	43,156,460

(2,345,865)	42,851,133

163,944,026	121,092,893

$161,598,161	$163,944,026

$(1,059)	$(1,059)

Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

Year ended December 31,

	Net Asset Value, beginning of period

		Net investment income (operating loss)

			Net realized and unrealized gain (loss) investments

				Total from investment operations

					Distributions to shareholders from net investment income

						Distributions to shareholders from net realized gain on investment transactions
TRUST SHARES
Huntington Florida Tax-Free Money Fund
1999(3)	$ 1.00	0.03	--	0.03	(0.03)	--
2000	$ 1.00	0.04	--	0.04	(0.04)	--
2001	$ 1.00	0.02	--	0.02	(0.02)	--
2002	$ 1.00	0.01	--	0.01	(0.01)	--
2003	$ 1.00	--(7)	--	--	-- (7)	--
2004(8)	$ 1.00	--(7)	--	--	-- (7)	--
Huntington Money Market Fund
1999	$ 1.00	0.05	--	0.05	(0.05)	--
2000	$ 1.00	0.06	--	0.06	(0.06)	--
2001	$ 1.00	0.03	--	0.03	(0.03)	--
2002	$ 1.00	0.01	--	0.01	(0.01)	--
2003	$ 1.00	--(7)	--	--	-- (7)	--
2004(8)	$ 1.00	--(7)	--	--	-- (7)	--
Huntington Ohio Municipal Money Market Fund
1999	$ 1.00	0.03	--	0.03	(0.03)	--
2000	$ 1.00	0.04	--	0.04	(0.04)	--
2001	$ 1.00	0.02	--	0.02	(0.02)	--
2002	$ 1.00	0.01	--	0.01	(0.01)	--
2003	$ 1.00	--(7)	--	--	-- (7)	--
2004(8)	$ 1.00	--(7)	--	--	-- (7)	--
Huntington U.S. Treasury Money Market Fund
1999	$ 1.00	0.04	--	0.04	(0.04)	--
2000	$ 1.00	0.06	--	0.06	(0.06)	--
2001	$ 1.00	0.03	--	0.03	(0.03)	--
2002	$ 1.00	0.01	--	0.01	(0.01)	--
2003	$ 1.00	--(7)	--	--	-- (7)	--
2004(8)	$ 1.00	--(7)	--	--	-- (7)	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Reflects operations for the period from January 6, 1999 (date of initial public investment) to December 31, 1999.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) The payments by affiliates had no impact on total return for the year ended December 31, 2001.

(7) Amount is less than $0.005.

(8) Six months ended June 30, 2004 (unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period

		Total return(1)

			Net Expenses

				Net investment income

					Expense waiver reduction/ reimbursement(2)

						Net Assets, end of period (000 omitted)

(0.03)	$1.00

		2.78%(4)	0.49%(5)	2.78%(5)	0.30%(5)	$ 25,295
(0.04)	$1.00

		3.68%	0.56%	3.63%	0.12%	$ 38,506
(0.02)	$1.00

		2.14%	0.78%	2.23%	0.05%	$ 26,050
(0.01)	$1.00

		0.61%	0.98%	0.59%	--	$ 20,357
--	$1.00

		0.25%	0.85%	0.25%	0.12%	$ 19,539
--	$1.00

		0.10%(4)	0.83%(5)	0.20%(5)	0.17%(5)	$ 16,957

(0.05)	$1.00

		4.77%	0.49%	4.67%	--	$633,055
(0.06)	$1.00

		6.02%	0.51%	5.85%	0.02%	$555,110
(0.03)	$1.00

		3.45%(6)	0.71%	3.41%	0.05%	$717,115
(0.01)	$1.00

		0.96%	0.81%	0.95%	--	$423,189
--	$1.00

		0.33%	0.82%	0.33%	0.01%	$366,116
--	$1.00

		0.11%(4)	0.82%(5)	0.22%(5)	--(5)	$396,614

(0.03)	$1.00

		2.79%	0.48%	2.74%	0.05%	$ 90,804
(0.04)	$1.00

		3.64%	0.53%	3.55%	0.04%	$101,655
(0.02)	$1.00

		2.26%	0.73%	2.25%	0.06%	$ 81,745
(0.01)	$1.00

		0.78%	0.85%	0.78%	--	$ 75,508
--	$1.00

		0.31%	0.83%	0.31%	0.03%	$ 67,509
--	$1.00

		0.11%(4)	0.83%(5)	0.23%(5)	0.03%(5)	$ 72,529

(0.04)	$1.00

		4.53%	0.40%	4.42%	--	$404,501
(0.06)	$1.00

		5.77%	0.43%	5.63%	0.02%	$379,927
(0.03)	$1.00

		3.35%	0.62%	3.30%	0.05%	$460,993
(0.01)	$1.00

		1.02%	0.73%	0.99%	--	$534,133
--	$1.00	0.35%	0.73%	0.34%	0.02%	$542,771
--	$1.00

		0.11%(4)	0.73%(5)	0.21%(5)	--(5)	$459,984

Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

Year ended December 31,

	Net Asset Value, beginning of period

		Net investment income (operating loss)

			Net realized and unrealized gain (loss) investments

				Total from investment operations

					Distributions to shareholders from net investment income

						Distributions to shareholders from net realized gain on investment transactions
INVESTMENT A SHARES
Huntington Florida Tax-Free Money Fund
1999(3)	$1.00	0.03	--	0.03	(0.03)	--
2000	$1.00	0.03	--	0.03	(0.03)	--
2001	$1.00	0.02	--	0.02	(0.02)	--
2002	$1.00	--	--	--	--	--
2003	$1.00	--(9)	--	--	--(9)	--
2004(10)	$1.00	--(9)	--	--	--(9)	--
Huntington Money Market Fund
1999	$1.00	0.05	--	0.05	(0.05)	--
2000	$1.00	0.06	--	0.06	(0.06)	--
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	--(9)	--	--	--(9)	--
2004(10)	$1.00	--(9)	--	--	--(9)	--
Huntington Ohio Municipal Money Market Fund
1999	$1.00	0.03	--	0.03	(0.03)	--
2000	$1.00	0.03	--	0.03	(0.03)	--
2001	$1.00	0.02	--	0.02	(0.02)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	--(9)	--	--	--(9)	--
2004(10)	$1.00	--(9)	--	--	--(9)	--
Huntington U.S. Treasury Money Market Fund
1999	$1.00	0.04	--	0.04	(0.04)	--
2000	$1.00	0.05	--	0.05	(0.05)	--
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	--(9)	--	--	--(9)	--
2004(10)	$1.00	--(9)	--	--	--(9)	--
INVESTMENT B SHARES
Huntington Money Market Fund
2000(6)	$1.00	0.03	--	0.03	(0.03)	--
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	--	--	--	--	--
2003	$1.00	0.01	--	0.01	(0.01)	--
2004(10)	$1.00	--(9)	--	--	--(9)	--
INTERFUND SHARES
Huntington Money Market Fund
2001(7)	$1.00	0.01	--	0.01	(0.01)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	0.01	--	0.01	(0.01)	--
2004(10)	$1.00	--(9)	--	--	--(9)	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Reflects operations for the period from January 6, 1999 (date of initial public investment) to December 31, 1999.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from May 2, 2000 (date of initial public investment) to December 31, 2000.

(7) Reflects operations for the period from September 4, 2001 (date of initial public investment) to December 31, 2001.

(8) The payments by affiliates had no impact on total return for the year ended December 31, 2001.

(9) Amount is less than $0.005.

(10) Six monts ended June 30, 2004 (unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period

		Total return(1)

			Net Expenses

				Net investment income

					Expense waiver reduction/ reimbursement(2)

						Net Assets, end of period (000 omitted)

(0.03)	$1.00

		2.74%(4)	0.57%(5)	2.70%(5)	0.43%(5)	$ 19,567
(0.03)	$1.00

		3.48%	0.77%	3.45%	0.16%	$ 51,182
(0.02)	$1.00

		1.89%	1.03%	1.96%	0.05%	$ 21,193
--	$1.00	0.37%	1.24%	0.36%	--	$ 5,921
--	$1.00

		0.24%	0.85%	0.24%	0.37%	$ 7,584
--	$1.00

		0.10%(4)	0.83%(5)	0.20%(5)	0.42%(5)	$ 7,316

(0.05)	$1.00

		4.67%	0.60%	4.57%	0.15%	$336,085
(0.06)	$1.00

		5.81%	0.71%	5.67%	0.08%	$378,183
(0.03)	$1.00

		3.20%(8)	0.96%	3.13%	0.05%	$430,582
(0.01)	$1.00

		0.70%	1.06%	0.70%	--	$292,379
--	$1.00

		0.24%	0.91%	0.24%	0.17%	$244,477
--	$1.00

		0.10%(4)	0.84%(5)	0.20%(5)	0.23%(5)	$235,896

(0.03)	$1.00

		2.69%	0.59%	2.64%	0.20%	$121,623
(0.03)	$1.00

		3.43%	0.72%	3.36%	0.10%	$109,755
(0.02)	$1.00

		2.00%	0.98%	1.95%	0.06%	$160,703
(0.01)	$1.00

		0.53%	1.10%	0.54%	--	$123,208
--	$1.00

		0.24%	0.90%	0.24%	0.21%	$101,383
--	$1.00

		0.10%(4)	0.86%(5)	0.20%(5)	0.24%(5)	$ 91,523

(0.04)	$1.00

		4.42%	0.49%	4.34%	0.15%	$ 40,788
(0.05)	$1.00

		5.56%	0.63%	5.41%	0.07%	$ 37,717
(0.03)	$1.00

		3.09%	0.87%	3.11%	0.05%	$ 37,561
(0.01)	$1.00

		0.77%	0.98%	0.74%	--	$ 51,545
--	$1.00

		0.25%	0.84%	0.25%	0.16%	$ 36,443
--	$1.00

		0.10%(4)	0.74%(5)	0.20%(5)	0.24%(5)	$ 41,620

(0.03)	$1.00

		3.44%(4)	1.48%(5)	5.07%(5)	--(5)	$ 11
(0.03)	$1.00

		2.62%(8)	1.51%	2.64%	--	$ 18
--	$1.00

		0.24%	1.47%	0.22%	0.09%	$ 151
(0.01)	$1.00

		0.52%	0.63%	0.54%	0.04%	$ 64
--	$1.00

		0.23%(4)	0.57%(5)	0.47%(5)	--(5)	$ 58

(0.01)	$1.00

		0.77%(4)	0.51%(5)	1.88%(5)	--(5)	$ 20,591
(0.01)	$1.00

		1.21%	0.56%	1.18%	--	$ 26,711
(0.01)	$1.00	0.57%	0.58%	0.56%	--	$ 26,196
--	$1.00

		0.23%(4)	0.57%(5)	0.47%(5)	--(5)	$ 27,645

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

Year ended December 31,

	Net Asset Value, beginning of period

		Net investment income (operating loss)

				Net realized and unrealized gain (loss) investments

					Total from investment operations

						Distributions to shareholders from net investment income

							Distributions from paid in capital		Distributions to shareholders from net realized gain on investment transactions

										Distributions in excess of net investment income
TRUST SHARES
Huntington Dividend Capture Fund
2001(8)	$10.00	0.51	(3)	0.20	0.71	(0.60)	--		--	--
2002	$10.11	0.49		(0.49)	--	(0.49)	--		--	--
2003	$ 9.61	0.45		1.49	1.94	(0.45)	--		--	--
2004(11)	$11.11	0.23		0.02	0.25	(0.23)	--		(0.11)	--
Huntington Growth Fund
1999	$49.78	0.30		6.16	6.46	(0.30)	--		(6.42)	--
2000	$49.52	--		1.83	1.83	--	--		(0.72)	(0.05)
2001	$50.58	(0.04	)(3)	(8.43)	(8.47)	--	--		--	--
2002	$42.11	(0.05)		(9.34)	(9.39)	--	--		--	--
2003	$32.72	0.03		6.23	6.26	(0.02)	--		--	--
2004(11)	$38.96	--		1.06	1.06	--	--		--	--
Huntington Income Equity Fund
1999	$40.85	1.16		(3.87)	(2.71)	(1.14)	--		(0.27)	(0.02)
2000	$36.71	1.19		(0.69)	0.50	(1.24)	--		(0.68)	--
2001	$35.29	1.13		(0.48)	0.65	(1.12)	--		(0.49)	--
2002	$34.33	1.06		(5.31)	(4.25)	(1.06)	--		(0.09)	--
2003	$28.93	0.96		4.95	5.91	(0.99)	--		(1.27)	--
2004(11)	$32.58	0.28		0.68	0.96	(0.27)	--		(1.84)	--
Huntington International Equity Fund
2001(8)	$10.00	(0.04	)(3)	(2.27)	(2.31)	(0.01)	--		--	--
2002	$ 7.68	(0.01)		(1.01)	(1.02)	--	--		--	--
2003	$ 6.66	0.06		2.26	2.32	(0.05)	--		--	--
2004(11)	$ 8.93	0.04		0.32	0.36	--(10)	--		--	--
Huntington Macro 100 Fund
2004(13)	$10.00	--		0.60	0.60	--	--		--	--
Huntington Mid Corp America Fund
2001(8)	$10.00	--	(3)	0.44	0.44	(0.03)	--		(0.01)	--
2002	$10.40	(0.03)		(1.34)	(1.37)	--	--		--	--
2003	$ 9.03	(0.01)		2.84	2.83	--	--		--	--
2004(11)	$11.86	(0.01)		0.83	0.82	--	--		--	--
Huntington New Economy Fund
2001(8)	$10.00	(0.03	)(3)	0.16	0.13	--	(0.02	)(12)	--	--
2002

	$10.11	(0.08)		(1.28)	(1.36)	--	--		--	--
2003

	$ 8.75	(0.07)		3.13	3.06	--	--		(0.01)	--
2004(11)

	$11.80	(0.06)		0.85	0.79	--	--		--	--
Huntington Rotating Markets Fund
2001(7)	$10.00	(0.04	)(3)	(0.97)	(1.01)	--	--		--	--
2002	$ 8.99	(0.04)		(1.39)	(1.43)	--	--		--	--
2003	$ 7.56	0.04		1.85	1.89	(0.04)	--		--	--
2004(11)	$ 9.41	(0.03)		0.23	0.20	--	--		--	--
Huntington Situs Small Cap Fund
2002(9)	$10.00	--		0.22	0.22	--	--		--	--
2003	$10.22	(0.05)		3.65	3.60	--	--		(0.01)	--
2004(11)	$13.81	(0.04)		1.58	1.54	--	--		(0.02)	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This expense decrease is reflected in both the expense and net investment income ratios.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Does not include the effect of expenses of underlying fund.

(7) Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.

(8) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(9) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.

(10) Amount is less than $0.01.

(11) Six months ended June 30, 2004 (unaudited).

(12) Represents a return of capital for federal income tax purposes.

(13) Reflects operations for the period from April 30, 2004 (date of initial public investment) to June 30, 2004 (unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions

	Net Asset Value, end of period

		Total return(1)

			Net Expenses

				Net investment income

					Expense waiver reduction/ reimbursement(2)

						Net Assets, end of period (000 omitted)

							Portfolio turnover rate

(0.60)

	$10.11

		7.27%(4)	1.78%(5)	5.78%(5)	0.01%(5)	$17,089	172%
(0.49)

	$ 9.62

		(0.04)%	1.66%	5.04%	--	$24,361	88%
(0.45)

	$11.11

		20.75%	1.41%	4.54%	--	$47,464	108%
(0.34)

	$11.02

		2.24%(4)	1.37%(5)	4.22%(5)	--(5)	$61,284	47%

(6.72)

	$49.52

		13.59%	0.82%	0.57%	--	$295,268	10%
(0.77)

	$50.58

		3.74%	0.84%	--	0.03%	$292,679	24%
--

	$42.11

		(16.75)%	1.07%	(0.10)%	0.05%	$242,249	12%
--

	$32.72

		(22.30)%	1.18%	(0.15)%	--	$189,356	15%
(0.02)

	$38.96

		19.15%	1.17%	0.09%	--	$241,401	8%
--

	$40.02

		2.72%(4)	1.15%(5)	0.01%(5)	--(5)	$248,277	5%

(1.43)

	$36.71

		(6.75)%	0.82%	2.93%	--	$225,647	20%
(1.92)

	$35.29

		1.51%	0.85%	3.40%	0.03%	$216,695	41%
(1.61)

	$34.33

		1.84%	1.05%	3.18%	0.05%	$210,870	33%
(1.15)

	$28.93

		(12.62)%	1.18%	3.32%	--	$176,885	29%
(2.26)

	$32.58

		21.00%	1.17%	3.20%	--	$201,272	85%
(2.11)

	$31.43

		3.28%(4)	1.16%(5)	1.74%(5)	--(5)	$199,333	19%

(0.01)

	$ 7.68

		(23.11)%(4)	2.20%(5)	(0.57)%(5)	0.01%(5)	$ 24,099	121%
--

	$ 6.66

		(13.28)%	1.84%	(0.14)%	--	$ 48,795	68%
(0.05)

	$ 8.93

		34.83%	1.66%	0.87%	--	$ 86,795	48%
--

	$ 9.29

		4.05%(4)	1.60%(5)	1.00%(5)	--(5)	$102,893	17%

--

	$10.60

		6.00%(4)	1.66%(5)	(0.31)%(5)	--(5)	$ 11,026	--

(0.04)

	$10.40

		4.39%(4)	1.43%(5)	0.02%(5)	0.01%(5)	$ 53,001	11%
--

	$ 9.03

		(13.17)%	1.42%	(0.33)%	--	$ 89,248	16%
--

	$11.86

		31.34%	1.34%	(0.09)%	--	$134,668	29%
--

	$12.68

		6.91%(4)	1.33%(5)	(0.22)%(5)	--(5)	$138,696	3%

(0.02)	$10.11	1.35%(4)	1.96%(5)	(0.38)%(5)	0.02%(5)	$ 10,444	45%
--	$ 8.75	(13.45)%	1.90%	(1.13)%	0.04%	$ 22,478	39%
(0.01)	$11.80	34.93%	1.56%	(0.79)%	--	$ 39,364	83%
--	$12.59	6.69%(4)	1.54%(5)	(1.05)%(5)	--(5)	$ 45,206	29%

--

	$ 8.99

		(10.10)%(4)	2.06%(5)(6)	(0.58)%(5)(6)	--(5)(6)	$ 4,962	--
--

	$ 7.56

		(15.91)%	1.52%	(0.54)%	--	$ 14,740	102%
(0.04)

	$ 9.41

		25.00%	1.28%	0.52%	--	$ 19,937	206%
--	$ 9.61	2.13%(4)	1.23%(5)	(0.62)%(5)	--(5)	$ 20,068	51%

--	$10.22	2.20%(4)	2.29%(5)	(1.30)%(5)	-- (5)	$ 13,249	9%
(0.01)	$13.81	35.18%	1.68%	(0.49)%	--	$ 30,067	19%
(0.02)	$15.33	11.19%(4)	1.47%(5)	(0.53)%(5)	-- (5)	$ 38,373	10%

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

Year ended December 31,

	Net Asset Value, beginning of period

		Net investment income (operating loss)

			Net realized and unrealized gain (loss) investments

				Total from investment operations

					Distributions to shareholders from net investment income

						Distributions from paid in capital

							Distributions to shareholders from net realized gain on investment transactions

								Distributions in excess of net investment income
INVESTMENT A SHARES
Huntington Dividend Capture Fund
2001(7)	$10.00	0.48(3)	0.21	0.69	(0.58)	--	--	--
2002	$10.11	0.47	(0.50)	(0.03)	(0.47)	--	--	--
2003	$ 9.61	0.39	1.54	1.93	(0.43)	--	--	--
2004(11)	$11.11	0.21(3)	0.02	0.23	(0.21)	--	(0.11)	--
Huntington Growth Fund
1999	$49.76	0.18	6.12	6.30	(0.17)	--	(6.42)	--
2000	$49.47	(0.12)	1.83	1.71	--	--	(0.72)	(0.03)
2001	$50.43	(0.16)(3)	(8.40)	(8.56)	--	--	--	--
2002	$41.87	(0.15)	(9.26)	(9.41)	--	--	--	--
2003	$32.46	(0.05)	6.17	6.12	--	--	--	--
2004(11)	$38.58	(0.05)	1.05	1.00	--	--	--	--
Huntington Income Equity Fund
1999	$40.86	1.03	(3.85)	(2.82)	(1.03)	--	(0.27)	(0.02)
2000	$36.72	1.11	(0.70)	0.41	(1.14)	--	(0.68)	--
2001	$35.31	1.05	(0.49)	0.56	(1.04)	--	(0.49)	--
2002	$34.34	0.99	(5.31)	(4.32)	(0.98)	--	(0.09)	--
2003	$28.95	0.89	4.94	5.83	(0.92)	--	(1.27)	--
2004(11)	$32.59	0.24	0.69	0.93	(0.24)	--	(1.84)	--
Huntington International Equity Fund
2001(7)	$10.00	0.01(3)	(2.34)	(2.33)	(0.01)	--	--	--
2002	$ 7.66	(0.04)	(0.99)	(1.03)	--	--	--	--
2003	$ 6.63	0.04	2.24	2.28	(0.02)	--	--	--
2004(11)	$ 8.89	0.01	0.34	0.35	--	--	--	--
Huntington Macro 100 Fund
2004(12)	$10.00	--	0.59	0.59	--	--	--	--
Huntington Mid Corp America Fund
2001(7)	$10.00	(0.03)(3)	0.43	0.40	(0.02)	--	(0.01)	--
2002	$10.37	(0.04)	(1.35)	(1.39)	--	--	--	--
2003	$ 8.98	(0.02)	2.81	2.79	--	--	--	--
2004(11)	$11.77	(0.03)	0.83	0.80	--	--	--	--
Huntington New Economy Fund
2001(7)	$10.00	(0.07)(3)	0.20	0.13	--	(0.02)(9)	--	--
2002	$10.11	(0.08)	(1.31)	(1.39)	--	--	--	--
2003	$ 8.72	(0.07)	3.09	3.02	--	--	(0.01)	--
2004(11)	$11.73	(0.07)	0.84	0.77	--	--	--	--
Huntington Rotating Markets Fund
2001(6)	$10.00	(0.04)(3)	(0.99)	(1.03)	--	--	--	--
2002	$ 8.97	(0.05)	(1.39)	(1.44)	--	--	--	--
2003	$ 7.53	0.02	1.83	1.85	(0.02)	--	--	--
2004(11)	$ 9.36	(0.04)	0.23	0.19	--	--	--	--
Huntington Situs Small Cap Fund
2002(8)
	$10.00	--	0.21	0.21	--	--	--	--
2003
	$10.21	(0.04)	3.61	3.57	--	--	(0.01)	--
2004(11)
	$13.77	(0.05)	1.57	1.52	--	--	(0.02)	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This expense decrease is reflected in both the expense and net investment income ratios.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.

(7) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(8) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.

(9) Represents a return of capital for federal income tax purposes.

(10) Does not include the effect of expenses of underlying fund.

(11) Six months ended June 30, 2004 (unaudited).

(12) Reflects operations for the period from April 30, 2004 (date of initial public investment) to June 30, 2004 (unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period

		Total return(1)

			Net Expenses

				Net investment income

					Expense waiver reduction/ reimbursement(2)

						Net Assets, end of period (000 omitted)

							Portfolio turnover rate

(0.58)	$10.11

		7.10%(4)	2.03%(5)	5.34%(5)	0.01%(5)	$ 1,125	172%
(0.47)	$ 9.61

		(0.40)%	1.91%	4.74%	--	$ 1,337	88%
(0.43)	$11.11

		20.62%	1.65%	4.24%	--	$12,408	108%
(0.32)	$11.02

		2.09%(4)	1.62%(5)	3.72%(5)	--(5)	$ 8,449	47%

(6.59)	$49.47	13.25%	1.07%	0.33%	--	$17,290	10%
(0.75)	$50.43

		3.50%	1.09%	(0.24)%	0.03%	$15,665	24%
--	$41.87

		(16.97)%	1.32%	(0.36)%	0.05%	$11,899	12%
--	$32.46

		(22.47)%	1.49%	(0.42)%	--	$ 8,728	15%
--	$38.58

		18.85%	1.42%	(0.16)%	--	$11,754	8%
--	$39.58

		2.59%(4)	1.40%(5)	(0.24)%(5)	--(5)	$11,773	5%

(1.32)	$36.72	(7.00)%	1.07%	2.68%	--	$ 1,667	20%
(1.82)	$35.31	1.27%	1.10%	3.14%	0.03%	$ 1,862	41%
(1.53)	$34.34	1.55%	1.30%	2.93%	0.05%	$ 2,053	33%
(1.07)	$28.95	(12.81)%	1.43%	3.08%	--	$ 2,007	29%
(2.19)	$32.59	20.69%	1.42%	2.85%	--	$ 3,684	85%
(2.08)	$31.44

		3.15%(4)	1.41%(5)	1.50%(5)	--	$ 4,322	19%

(0.01)	$ 7.66

		(23.32)%(4)	2.45%(5)	0.07%(5)	0.01%(5)	$ 34	121%
--	$ 6.63

		(13.45)%	2.05%	(0.66)%	--	$ 101	68%
(0.02)	$ 8.89

		34.43%	1.90%	0.55%	--	$ 505	48%
--	$ 9.24

		3.94%(4)	1.85%(5)	0.17%(5)	--(5)	$ 674	17%

--	$10.59

		5.90%(4)	1.95%(5)	(0.60)%(5)	--(5)	$ 328	--

(0.03)	$10.37

		4.01%(4)	1.68%(5)	(0.35)%(5)	0.01%(5)	$ 283	11%
--	$ 8.98

		(13.40)%	1.66%	(0.55)%	--	$ 870	16%
--	$11.77

		31.07%	1.60%	(0.33)%	--	$ 3,325	29%
--	$12.57

		6.80%(4)	1.58%(5)	(0.49)%(5)	--(5)	$ 2,997	3%

(0.02)	$10.11	1.28%(4)	2.21%(5)	(0.81)%(5)	0.02%(5)	$ 128	45%
--	$ 8.72	(13.75)%	2.13%	(1.34)%	0.04%	$ 339	39%
(0.01)	$11.73	34.59%	1.80%	(1.03)%	--	$ 1,154	83%
--	$12.50

		6.56%(4)	1.79%(5)	(1.29)%(5)	--(5)	$ 1,568	29%

--	$ 8.97

		(10.30)%(4)	2.31%(5)(10)	(0.63)%(5)(10)	--(5)(10)	$ 298	--
--	$ 7.53

		(16.05)%	1.78%	(0.82)%	--	$ 648	102%
(0.02)	$ 9.36

		24.62%	1.54%	0.32%	--	$ 1,258	206%
--	$ 9.55

		2.03%(4)	1.48%(5)	(0.84)%(5)	--(5)	$ 1,443	51%

--	$10.21	2.10%(4)	2.25%(5)	(1.41)%(5)	--(5)	$ 10	9%
(0.01)	$13.77	34.92%	1.87%	(0.75)%	--	$ 499	19%
(0.02)	$15.27

		11.08%(4)	1.72%(5)	(0.77)%(5)	--(5)	$ 867	10%

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

Year ended December 31,

	Net Asset Value, beginning of period

		Net investment income (operating loss)

			Net realized and unrealized gain (loss) investments

				Total from investment operations

					Distributions to shareholders from net investment income

						Distributions from paid in capital

							Distributions to shareholders from net realized gain on investment transactions
INVESTMENT B SHARES
Huntington Dividend Capture Fund
2001(7)	$10.00	0.44(3)	0.20	0.64	(0.54)	--	--
2002	$10.10	0.42	(0.49)	(0.07)	(0.42)	--	--
2003	$ 9.61	0.37	1.50	1.87	(0.38)	--	--
2004(10)	$11.10	0.19	0.02	0.21	(0.19)	--	(0.11)
Huntington Growth Fund
2000(6)	$50.06	(0.04)	0.87	0.83	--	--	(0.72)
2001	$50.17	(0.40)(3)	(8.33)	(8.73)	--	--	--
2002	$41.44	(0.24)	(9.24)	(9.48)	--	--	--
2003	$31.96	(0.19)	6.02	5.83	--	--	--
2004(10)	$37.79	(0.14)	1.03	0.89	--	--	--
Huntington Income Equity Fund
2000(6)	$35.83	0.53	0.21	0.74	(0.69)	--	(0.68)
2001	$35.20	0.83	(0.46)	0.37	(0.79)	--	(0.49)
2002	$34.29	0.82	(5.30)	(4.48)	(0.84)	--	(0.09)
2003	$28.88	0.74	4.93	5.67	(0.79)	--	(1.27)
2004(10)	$32.49	0.16	0.69	0.85	(0.16)	--	(1.84)
Huntington International Equity Fund
2001(7)	$10.00	(0.13)(3)	(2.22)	(2.35)	(0.01)	--	--
2002	$ 7.64	(0.04)	(1.02)	(1.06)	--	--	--
2003	$ 6.58	--	2.22	2.22	(0.01)	--	--
2004(10)	$ 8.79	0.01	0.31	0.32	--	--	--
Huntington Macro 100 Fund
2004(11)	$10.00	(0.01)	0.60	0.59	--	--	--
Huntington Mid Corp America Fund
2001(7)	$10.00	(0.08)(3)	0.44	0.36	(0.01)	--	(0.01)
2002	$10.34	(0.07)	(1.36)	(1.43)	--	--	--
2003	$ 8.91	(0.07)	2.78	2.71	--	--	--
2004(10)	$11.62	(0.06)	0.81	0.75	--	--	--
Huntington New Economy Fund
2001(7)	$10.00	(0.13)(3)	0.19	0.06	--	(0.01)(9)	--
2002	$10.05	(0.14)	(1.28)	(1.42)	--	--	--
2003	$ 8.63	(0.13)	3.07	2.94	--	--	(0.01)
2004(10)	$11.56	(0.10)	0.82	0.72	--	--	--
Huntington Situs Small Cap Fund
2002(8)	$10.00	--	0.20	0.20	--	--	--
2003	$10.20	(0.08)	3.57	3.49	--	--	(0.01)
2004(10)	$13.68	(0.09)(3)	1.56	1.47	--	--	(0.02)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This expense decrease is reflected in both the expense and net investment income ratios.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.

(7) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(8) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.

(9) Represents a return of capital for federal income tax purposes.

(10) Six months ended June 30, 2004 (unaudited).

(11) Reflects operations for the period from April 30, 2004 (date of initial public investment) to June 30, 2004 (unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period

		Total return(1)

			Net Expenses

				Net investment income

					Expense waiver reduction/ reimbursement(2)

						Net Assets, end of period (000 omitted)

							Portfolio turnover rate

(0.54)	$10.10

		6.57%(4)	2.54%(5)	4.80%(5)	--(5)	$ 1,920	172%
(0.42)	$ 9.61	(0.78)%	2.41%	4.42%	--	$ 5,001	88%
(0.38)	$11.10	19.90%	2.16%	3.78%	--	$12,374	108%
(0.30)	$11.01

		1.87%(4)	2.12%(5)	3.42%(5)	--(5)	$14,426	47%

(0.72)	$50.17

		1.70%(4)	1.86%(5)	(0.89)%(5)	--(5)	$ 87	24%
--	$41.44

		(17.40)%	1.87%	(0.92)%	--	$ 1,634	12%
--	$31.96

		(22.88)%	1.93%	(0.88)%	--	$ 3,084	15%
--	$37.79

		18.24%	1.92%	(0.65)%	--	$ 5,220	8%
--	$38.68

		2.36%(4)	1.90%(5)	(0.74)%(5)	--(5)	$ 5,986	5%

(1.37)	$35.20

		2.16%(4)	1.96%(5)	2.25%(5)	--(5)	$ 1	41%
(1.28)	$34.29

		1.04%	1.85%	2.15%	--	$ 909	33%
(0.93)	$28.88

		(13.27)%	1.93%	2.67%	--	$ 3,802	29%
(2.06)	$32.49

		20.08%	1.92%	2.38%	--	$ 6,534	85%
(2.00)	$31.34

		2.92%(4)	1.91%(5)	1.00%(5)	--(5)	$ 8,339	19%

(0.01)	$ 7.64

		(23.55)%(4)	2.96%(5)	(1.80)%(5)	--(5)	$ 77	121%
--	$ 6.58

		(13.87)%	2.59%	(0.88)%	--	$ 179	68%
(0.01)	$ 8.79

		33.77%	2.41%	0.02%	--	$ 405	48%
--	$ 9.11

		3.64%(4)	2.35%(5)	0.27%(5)	--(5)	$ 530	17%

--	$10.59

		5.90%(4)	2.45%(5)	(1.13)%(5)	--(5)	$ 311	--

(0.02)	$10.34

		3.58%(4)	2.19%(5)	(0.92)%(5)	--(5)	$ 1,097	11%
--	$ 8.91

		(13.83)%	2.16%	(1.06)%	--	$ 3,082	16%
--	$11.62

		30.42%	2.09%	(0.84)%	--	$ 5,439	29%
--	$12.37

		6.45%(4)	2.08%(5)	(0.97)%(5)	--(5)	$ 6,495	3%

(0.01)	$10.05	0.57%(4)	2.73%(5)	(1.52)%(5)	--(5)	$ 460	45%
--	$ 8.63	(14.13)%	2.65%	(1.88)%	0.04%	$ 908	39%
(0.01)	$11.56	34.02%	2.30%	(1.53)%	--	$ 1,642	83%
--	$12.28

		6.23%(4)	2.29%(5)	(1.80)%(5)	--(5)	$ 2,050	29%

--	$10.20	2.00%(4)	3.00%(5)	(2.05)%(5)	--(5)	$ 88	9%
(0.01)	$13.68	34.17%	2.40%	(1.25)%	--	$ 555	19%
(0.02)	$15.13

		10.79%(4)	2.21%(5)	(1.26)%(5)	--(5)	$ 1,140	10%

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (operating loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions
TRUST SHARES
Huntington Fixed Income Securities Fund
1999	$21.78	1.23	(2.05)	(0.82)	(1.22)	--	(1.22)
2000	$19.74	1.29	0.53	1.82	(1.31)	--	(1.31)
2001	$20.25	1.12	0.12	1.24	(1.11)	--	(1.11)
2002	$20.77	0.98	(0.52)	1.50	(1.00)	--	(1.00)
2003	$21.27	0.82	0.16	0.98	(0.83)	--	(0.83)
2004(9)	$21.42	0.37	(0.45)	(0.08)	(0.37)	--	(0.37)
Huntington Intermediate Government Income Fund
1999	$10.42	0.55	(0.66)	(0.11)	(0.55)	--	(0.55)
2000	$ 9.76	0.57	0.47	1.04	(0.58)	--	(0.58)
2001	$10.22	0.54(3)	0.01	0.55	(0.52)	--	(0.52)
2002	$10.43	0.46	0.50	0.96	(0.47)	--	(0.47)
2003	$10.92	0.37	(0.23)	0.14	(0.39)	(0.02)	(0.41)
2004(9)	$10.65	0.18	(0.21)	(0.03)	(0.19)	(0.04)	(0.23)
Huntington Michigan Tax-Free Fund
1999	$10.99	0.49	(0.55)	(0.06)	(0.49)	--	(0.49)
2000	$10.44	0.48	0.29	0.77	(0.49)	(0.01)	(0.50)
2001	$10.71	0.43	(0.02)	0.41	(0.42)	(0.24)	(0.66)
2002	$10.46	0.34	0.50	0.84	(0.35)	(0.03)	(0.38)
2003	$10.92	0.28	0.10	0.38	(0.29)	(0.05)	(0.34)
2004(9)	$10.96	0.13	(0.26)	(0.13)	(0.13)	(0.01)	(0.14)
Huntington Mortgage Securities Fund
1999	$ 8.25	0.47	(0.39)	0.08	(0.47)	--	(0.47)
2000	$ 7.86	0.49	0.25	0.74	(0.49)	--	(0.49)
2001	$ 8.11	0.44	0.20	0.64	(0.43)	--	(0.43)
2002	$ 8.32	0.38	0.24	0.62	(0.39)	--	(0.39)
2003	$ 8.55	0.24	0.35	0.59	(0.32)	--	(0.32)
2004(9)	$ 8.82	0.15	(0.08)	0.07	(0.12)	--	(0.12)
Huntington Ohio Tax-Free Fund
1999	$21.83	0.95	(1.15)	(0.20)	(0.94)	(0.01)	(0.95)
2000	$20.68	0.97	0.64	1.61	(0.97)	--	(0.97)
2001	$21.32	0.84	(0.08)	0.76	(0.84)	(0.29)	(1.13)
2002	$20.95	0.73	0.96	1.69	(0.73)	(0.04)	(0.77)
2003	$21.87	0.60	0.14	0.74	(0.60)	(0.11)	(0.71)
2004(9)	$21.90	0.29	(0.50)	(0.21)	(0.29)	(0.01)	(0.30)
Huntington Short/Intermediate Fixed Income Securities Fund
1999	$20.13	1.10	(0.90)	0.20	(1.09)	--	(1.09)
2000	$19.24	1.16	0.29	1.45	(1.17)	--	(1.17)
2001	$19.52	1.07	(0.13)	0.94	(1.06)	--	(1.06)
2002	$19.77	0.87	0.11	0.98	(0.88)	--	(0.88)
2003	$19.87	0.62	0.01	0.63	(0.62)	--	(0.62)
2004(9)	$19.88	0.25	(0.32)	(0.07)	(0.25)	--	(0.25)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This expense decrease is reflected in both the expense and net investment income ratios.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Total return would have been 6.37% without the payments by affiliates. See note L of Notes to Financial Statements.

(7) Total return would have been 5.52% without the payments by affiliates. See note L of Notes to Financial Statements.

(8) Total return would have been 4.95% without the payments by affiliates. See note L of Notes to Financial Statements.

(9) Six months ended June 30, 2004 (unaudited).

(See notes which are an integral part of the Financial Statements)

				Ratios to average net assets
Payments by affiliates	Net Asset Value, end of period	Total return(1)		Net Expenses		Net investment income		Expense waiver reduction/ reimbursement(2)	Net assets, end of period (000 omitted)	Portfolio turnover rate

--	$19.74	(3.84)%		0.74%		5.99%		--	$150,787	44%
--	$20.25	9.56%		0.76%		6.53%		0.03%	$157,978	28%
0.39	$20.77	8.30	%(6)	0.97%		5.44%		0.04%	$149,588	149%
--	$21.27	7.45%		1.08%		4.74%		--	$146,976	54%
--	$21.42	4.65%		1.08%		3.78%		--	$166,215	73%
--	$20.97	(0.38	)%(4)	1.07	%(5)	3.47	%(5)	-- (5)	$159,148	25%

--	$ 9.76	(1.09)%		0.73%		5.45%		0.05%	$ 99,566	14%
--	$10.22	11.03%		0.77%		5.77%		0.04%	$ 75,342	24%
0.18	$10.43	7.28	%(7)	0.99%		5.05%		0.05%	$ 69,700	64%
--	$10.92	9.46%		1.10%		4.38%		--	$ 81,232	60%
--	$10.65	1.34%		1.10%		3.45%		--	$ 81,671	78%
--	$10.39	(0.34	)%(4)	1.10	%(5)	3.44	%(5)	-- (5)	$ 80,379	16%

--	$10.44	(0.54)%		0.74%		4.57%		0.07%	$ 20,809	6%
--	$10.71	7.53%		0.83%		4.60%		0.05%	$ 16,392	--
--	$10.46	3.89%		1.08%		3.93%		0.05%	$ 16,374	100%
--	$10.92	8.15%		1.33%		3.24%		--	$ 18,268	27%
--	$10.96	3.57%		1.27%		2.66%		--	$ 23,854	17%
--	$10.69	(1.19	)%(4)	1.28	%(5)	2.47	%(5)	-- (5)	$ 22,928	15%

--	$ 7.86	1.01%		0.95%		5.81%		0.20%	$ 32,193	20%
--	$ 8.11	9.87%		0.76%		6.24%		0.09%	$ 31,849	9%
--	$ 8.32	8.14%		1.03%		5.37%		0.05%	$ 35,938	25%
--	$ 8.55	7.61%		1.19%		4.46%		--	$ 46,313	63%
--	$ 8.82	7.02%		1.14%		2.82%		--	$ 43,928	71%
--	$ 8.77	0.79	%(4)	1.16	%(5)	3.49	%(5)	-- (5)	$ 50,470	22%

--	$20.68	(0.92)%		0.82%		4.44%		--	$ 52,723	11%
--	$21.32	8.01%		0.85%		4.62%		0.03%	$ 48,408	1%
--	$20.95	3.60%		1.00%		3.95%		0.05%	$ 42,276	39%
--	$21.87	8.20%		1.17%		3.39%		--	$ 52,160	28%
--	$21.90	3.42%		1.16%		2.72%		--	$ 55,450	20%
--	$21.39	(0.99	)%(4)	1.15	%(5)	2.66	%(5)	-- (5)	$ 57,918	5%

--	$19.24	1.05%		0.73%		5.60%		--	$113,341	92%
--	$19.52	7.83%		0.73%		6.01%		0.03%	$115,511	29%
0.37	$19.77	6.84	%(8)	0.93%		5.39%		0.05%	$113,552	65%
--	$19.87	5.08%		1.07%		4.41%		--	$121,093	58%
--	$19.88	3.18%		1.07%		3.05%		--	$155,883	51%
--	$19.56	(0.37	)%(4)	1.06	%(5)	2.53	%(5)	-- (5)	$156,360	26%

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (operating loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions
INVESTMENT A SHARES
Huntington Fixed Income Securities Fund
1999	$21.78	1.08	(1.95)	(0.87)	(1.17)	--	(1.17)
2000	$19.74	1.24	0.53	1.77	(1.26)	--	(1.26)
2001	$20.25	1.12	0.07	1.19	(1.06)	--	(1.06)
2002	$20.77	0.94	0.50	1.44	(0.95)	--	(0.95)
2003	$21.26	0.76	0.17	0.93	(0.77)	--	(0.77)
2004(9)	$21.42	0.35	(0.45)	(0.10)	(0.35)	--	(0.35)
Huntington Intermediate Government Income Fund
1999	$10.42	0.54	(0.68)	(0.14)	(0.52)	--	(0.52)
2000	$ 9.76	0.54	0.47	1.01	(0.55)	--	(0.55)
2001	$10.22	0.51(3)	0.01	0.52	(0.49)	--	(0.49)
2002	$10.43	0.44	0.50	0.94	(0.45)	--	(0.45)
2003	$10.92	0.35	(0.23)	0.12	(0.37)	(0.02)	(0.39)
2004(9)	$10.65	0.17	(0.21)	(0.04)	(0.18)	(0.04)	(0.22)
Huntington Michigan Tax-Free Fund
1999	$10.99	0.46	(0.55)	(0.09)	(0.46)	--	(0.46)
2000	$10.44	0.46	0.28	0.74	(0.46)	(0.01)	(0.47)
2001	$10.71	0.39	(0.01)	0.38	(0.39)	(0.24)	(0.63)
2002	$10.46	0.32	0.50	0.82	(0.32)	(0.03)	(0.35)
2003	$10.93	0.26	0.09	0.35	(0.27)	(0.05)	(0.32)
2004(9)	$10.96	0.12	(0.26)	(0.14)	(0.12)	(0.01)	(0.13)
Huntington Mortgage Securities Fund
1999	$ 8.27	0.45	(0.38)	0.07	(0.45)	--	(0.45)
2000	$ 7.89	0.49	0.23	0.72	(0.47)	--	(0.47)
2001	$ 8.14	0.42	0.20	0.62	(0.41)	--	(0.41)
2002	$ 8.35	0.36	0.24	0.60	(0.37)	--	(0.37)
2003	$ 8.58	0.17	0.39	0.56	(0.28)	--	(0.28)
2004(9)	$ 8.86	0.14	(0.08)	0.06	(0.11)	--	(0.11)
Huntington Ohio Tax-Free Fund
1999	$21.82	0.87	(1.12)	(0.25)	(0.89)	(0.01)	(0.90)
2000	$20.67	0.92	0.64	1.56	(0.92)	--	(0.92)
2001	$21.31	0.79	(0.08)	0.71	(0.79)	(0.29)	(1.08)
2002	$20.94	0.68	0.96	1.64	(0.68)	(0.04)	(0.72)
2003	$21.86	0.54	0.13	0.67	(0.54)	(0.11)	(0.65)
2004(9)	$21.88	0.26	(0.49)	(0.23)	(0.26)	(0.01)	(0.27)
Huntington Short/Intermediate Fixed Income Securities Fund
2003(8)	$20.08	0.32	(0.19)	0.13	(0.32)	--	(0.32)
2004(9)	$19.89	0.22	(0.33)	(0.11)	(0.22)	--	(0.22)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This expense decrease is reflected in both the expense and net investment income ratios.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Total return would have been 6.11% without the payments by affiliates. See note L of Notes to Financial Statements.

(7) Total return would have been 5.25% without the payments by affiliates. See note L of Notes to Financial Statements.

(8) Reflects operations for the period from May 9, 2003 (date of initial public investment) to December 31, 2003.

(9) Six months ended June 30, 2004 (unaudited).

(See notes which are an integral part of the Financial Statements)

				Ratios to average net assets
Payments by affiliates	Net Asset, Value, end of period	Total return(1)		Net Expenses		Net investment income		Expense waiver reduction/ reimbursement(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate

--	$19.74	(4.07)%		1.06%		5.65%		--	$ 1,293	44%
--	$20.25	9.27%		1.01%		6.29%		0.02%	$ 1,132	28%
0.39	$20.77	8.04	%(6)	1.22%		5.18%		0.04%	$ 1,205	149%
--	$21.26	7.14%		1.33%		4.47%		--	$ 1,512	54%
--	$21.42	4.43%		1.33%		3.47%		--	$ 2,532	73%
--	$20.97	(0.50	)%(4)	1.32	%(5)	3.22	%(5)	-- (5)	$ 2,489	25%

--	$ 9.76	(1.33)%		0.74%		5.46%		0.04%	$ 2,055	14%
--	$10.22	10.74%		1.02%		5.52%		0.04%	$ 1,705	24%
0.18	$10.43	7.01	%(7)	1.24%		4.80%		0.05%	$ 1,706	64%
--	$10.92	9.17%		1.35%		3.89%		--	$ 6,766	60%
--	$10.65	1.09%		1.35%		3.18%		--	$ 7,486	78%
--	$10.39	(0.46	)%(4)	1.35	%(5)	3.21	%(5)	-- (5)	$ 4,915	16%

--	$10.44	(0.77)%		0.98%		4.33%		0.07%	$ 7,183	6%
--	$10.71	7.27%		1.09%		4.34%		0.05%	$ 6,059	--
--	$10.46	3.63%		1.33%		3.70%		0.05%	$ 5,023	100%
--	$10.93	7.98%		1.58%		2.99%		--	$ 5,209	27%
--	$10.96	3.21%		1.52%		2.40%		--	$ 6,241	17%
--	$10.69	(1.32	)%(4)	1.53	%(5)	2.22	%(5)	-- (5)	$ 6,143	15%

--	$ 7.89	0.88%		1.45%		5.54%		0.45%	$ 1,025	20%
--	$ 8.14	9.55%		1.01%		6.01%		0.19%	$ 779	9%
--	$ 8.35	7.85%		1.28%		5.12%		0.05%	$ 826	25%
--	$ 8.58	7.30%		1.44%		4.07%		--	$ 2,859	63%
--	$ 8.86	6.71%		1.37%		2.74%		--	$ 1,214	71%
--	$ 8.81	0.65	%(4)	1.41	%(5)	3.22	%(5)	-- (5)	$ 1,199	22%

--	$20.67	(1.17)%		1.07%		4.44%		--	$ 1,310	11%
--	$21.31	7.73%		1.10%		4.37%		0.03%	$ 1,119	1%
--	$20.94	3.35%		1.25%		3.63%		0.04%	$ 1,923	39%
--	$21.86	7.94%		1.43%		3.11%		--	$ 3,292	28%
--	$21.88	3.11%		1.41%		2.45%		--	$ 5,913	20%
--	$21.38	(1.07	)%(4)	1.40	%(5)	2.41	%(5)	-- (5)	$ 5,252	5%

--	$19.89	0.65	%(4)	1.31	%(5)	2.47	%(5)	-- (5)	$ 8,061	51%
--	$19.56	(0.54	)%(4)	1.31	%(5)	2.29	%(5)	-- (5)	$ 5,238	26%

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (operating loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions
INVESTMENT B SHARES
Huntington Fixed Income Securities Fund
2000 (6)	$19.56	0.75	0.73	1.48	(0.79)	--	(0.79)
2001	$20.25	0.63	0.44	1.07	(0.96)	--	(0.96)
2002	$20.75	0.83	0.50	1.33	(0.85)	--	(0.85)
2003	$21.23	0.65	0.17	0.82	(0.66)	--	(0.66)
2004 (11)	$21.39	0.29	(0.45)	(0.16)	(0.29)	--	(0.29)
Huntington Intermediate Government Income Fund
2003 (7)	$10.99	0.17	(0.30)	(0.13)	(0.18)	(0.02)	(0.20)
2004 (11)	$10.66	0.14	(0.21)	(0.07)	(0.15)	(0.04)	(0.19)
Huntington Michigan Tax-Free Fund
2003 (8)	$11.11	0.12	(0.11)	0.01	(0.12)	(0.05)	(0.17)
2004 (11)	$10.95	0.09	(0.26)	(0.17)	(0.09)	(0.01)	(0.10)
Huntington Mortgage Securities Fund
2003 (9)	$ 8.70	0.13	0.17	0.30	(0.17)	--	(0.17)
2004 (11)	$ 8.83	0.11	(0.08)	0.03	(0.09)	--	(0.09)
Huntington Ohio Tax-Free Fund
2003 (10)	$21.97	0.27	0.02	0.29	(0.27)	(0.11)	(0.38)
2004 (11)	$21.88	0.21	(0.49)	(0.28)	(0.21)	(0.01)	(0.22)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This expense decrease is reflected in both the expense and net investment income ratios.

(3) Not annualized.

(4) Computed on an annualized basis.

(5) Total return would have been 5.46% without the payments by affiliates. See note L of Notes to Financial Statements.

(6) Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.

(7) Reflects operations for the period from May 12, 2003 (date of initial public investment) to December 31, 2003.

(8) Reflects operations for the period from May 19, 2003 (date of initial public investment) to December 31, 2003.

(9) Reflects operations for the period from May 13, 2003 (date of initial public investment) to December 31, 2003.

(10) Reflects operations for the period from May 2, 2003 (date of initial public investment) to December 31, 2003.

(11) Six months ended June 30, 2004 (unaudited).

(See notes which are an integral part of the Financial Statements)

					Ratios to average net assets
Payments by affiliates	Net Asset, Value, end of period	Total return(1)		Net Expenses		Net investment income		Expense waiver reduction/ reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate

--	$20.25	7.72	%(3)	1.68	%(4)	5.73	%(4)	--	(4)	$ 2	28%
0.39	$20.75	7.39	%(5)	1.76%		4.39%		--		$ 472	149%
--	$21.23	6.59%		1.82%		3.88%		--		$1,852	58%
--	$21.39	3.92%		1.83%		2.99%		--		$3,212	73%
--	$20.94	(0.75	)%(3)	1.82	%(4)	2.73	%(4)	--	(4)	$3,209	25%

--	$10.66	(1.13	)%(3)	1.86	%(4)	2.41	%(4)	--	(4)	$ 492	78%
--	$10.40	(0.70	)%(3)	1.85	%(4)	2.69	%(4)	--	(4)	$ 449	16%

--	$10.95	0.09	%(3)	2.03	%(4)	1.68	%(4)	--	(4)	$ 580	17%
--	$10.68	(1.57	)%(3)	2.03	%(4)	1.71	%(4)	--	(4)	$ 769	15%

--	$ 8.83	3.47	%(3)	1.93	%(4)	1.14	%(4)	--	(4)	$ 280	71%
--	$ 8.77	0.34	%(3)	1.90	%(4)	2.72	%(4)	--	(4)	$ 399	22%

--	$21.88	1.32	%(3)	1.93	%(4)	1.86	%(4)	--	(4)	$1,685	20%
--	$21.38	(1.32	)%(3)	1.90	%(4)	1.90	%(4)	--	(4)	$1,685	5%

Combined Notes to Financial Statements

June 30, 2004 (Unaudited)

(1) Organization

The Huntington Funds (the "Trust"), established under the laws of the Commonwealth of Massachusetts on February 10, 1987, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust changed its name from The Monitor Funds to The Huntington Funds on January 1, 1999. The Trust operates nineteen separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually referred to as a "Fund," or collectively as the "Funds"):

Funds	Investment Share Classes Offered
Huntington Florida Tax-Free Money Fund ("Florida Tax-Free Money")	Trust & A
Huntington Money Market Fund ("Money Market")	Trust, A, B & Interfund
Huntington Ohio Municipal Money Market Fund ("Ohio Municipal Money Market")	Trust & A
Huntington U.S. Treasury Money Market Fund ("U.S. Treasury Money Market")	Trust & A
Huntington Dividend Capture Fund ("Dividend Capture")	Trust, A & B
Huntington Growth Fund ("Growth")	Trust, A & B
Huntington Income Equity Fund ("Income Equity")	Trust, A & B
Huntington International Equity Fund ("International Equity")	Trust, A & B
Huntington Macro 100 Fund ("Macro 100")	Trust, A & B
Huntington Mid Corp America Fund ("Mid Corp America")	Trust, A & B
Huntington New Economy Fund ("New Economy")	Trust, A & B
Huntington Rotating Markets Fund ("Rotating Markets")	Trust & A
Huntington Situs Small Cap Fund ("Situs Small Cap")	Trust, A & B
Huntington Fixed Income Securities Fund ("Fixed Income")	Trust, A & B
Huntington Intermediate Government Income Fund ("Intermediate Government Income")	Trust, A & B
Huntington Michigan Tax-Free Fund ("Michigan Tax-Free")	Trust, A & B
Huntington Mortgage Securities Fund ("Mortgage Securities")	Trust, A & B
Huntington Ohio Tax-Free Fund ("Ohio Tax-Free")	Trust, A & B
Huntington Short/Intermediate Fixed Income Securities Fund ("Short/Intermediate Fixed Income")	Trust & A

Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Under the Trust's organizational documents, its officers and Board of Trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A. Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. Specifically, investments in securities traded on a national securities exchange or reported on the NASDAQ National Market System (other than U.S. government obligations held by Mortgage Securities, which are valued at the mean between the over-the-counter bid and asked prices furnished by an independent pricing service) are valued at the last reported sales price on the principal exchange as furnished by an independent pricing service on the day of valuation. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, investment securities are valued at a bid price furnished by the independent pricing service. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. Options contracts are valued at the last quoted bid price as reported on the primary exchange or board of trade on which such options are traded. Investments in other open-end investment companies are valued at NAV.

Investments of the money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straightline) basis to the maturity of the security.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). Sometimes a significant event occurring in the period between the close of a particular portfolio security's market and the time at which a Fund calculates its NAV affects the security's value such that its market value cannot be considered "readily available." The Pricing Committee uses reasonable means to identify such potentially significant events, evaluates such events' effect on the value of portfolio securities as compared to the market prices received from pricing sources that may not reflect such events, and makes good faith fair valuations of portfolio securities when significant events affect security valuation.

When a good faith valuation of a security is required, consideration is generally given to a checklist of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' investment adviser, Huntington Assets Advisors, Inc. ("Advisor") to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly except the Dividend Capture, Income Equity, and Mortgage Securities, which declare and pay dividends monthly and Growth, International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets, and Situs Small Cap which declare and pay dividends, if any, annually. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

D. Federal Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Distributions are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles. Differences may be temporary or permanent. Permanent differences are reclassified within the capital accounts based upon their nature for federal income tax purposes. These reclassifications have no impact on the net assets of the Funds. Temporary differences will reverse in a subsequent period and do not require reclassification. These differences are primarily due to market discount, gain/loss, paydowns, capital loss carryforwards, and losses deferred due to wash sales.

E. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. For the daily dividend Funds, the allocation is now on the settled shares method.

F. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

G. Foreign Exchange Contracts

International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2004, Interna tional Equity, Rotating Markets and Situs Small Cap had no outstanding foreign currency commitments.

H. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

I. Written Options Contracts

Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of Income Equity's written option activity for the six months ended June 30, 2004.

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2003	3,137	$329,316
Options written	20,693	1,462,966
Options expired	(2,204)	(145,912)
Options closed	(11,254)	(1,053,824)
Options exercised	(1,606)	(76,809)
Outstanding at 06/30/2004	8,766	$515,737

At June 30, 2004, Income Equity had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
ChevronTexaco Corp.	Call	September 2004	100	774	42,570	$32,399
ConocoPhillips	Call	August 2004	80	300	19,500	5,117
Johnson Controls, Inc.	Call	July 2004	65	685	3,425	22,685
Kerr-Mcgee Corp.	Call	October 2004	60	1000	40,000	7,741
Monsanto Co.	Call	October 2004	40	1940	174,600	(86,651)
Occidental Petroleum Corp.	Call	August 2004	50	1300	117,000	(7,292)
Symbol Technologies, Inc.	Call	July 2004	17.5	1577	39,425	(1,211)
Textron, Inc.	Call	September 2004	65	650	29,250	23,812
V.F. Corp.	Call	August 2004	50	540	13,500	39,867
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$36,467

The following is a summary of Situs Small Cap's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2003	--	$--
Options written	160	66,445
Options expired	--	--
Options closed	--	--
Options exercised	--	--
Outstanding at 06/30/2004	160	$66,445

At June 30, 2004, Situs Small Cap had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Black Box Corp.	Put	September 2004	55	20	16,200	$(8,329)
Mandalay Resort Group	Put	September 2004	60	20	100	7,573
Reebok International Ltd.	Put	July 2004	40	20	7,600	(6,168)
Urban Outfitters, Inc.	Call	December 2004	65	100	50,000	(531)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(7,455)

J. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets (331/3% for Dividend Capture, International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap, 5% for Michigan Tax-Free, and 20% for the remaining Funds) on a short-term basis pursuant to agreements for certain brokers, dealers or other financial institutions. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 102% of the value of securities on loan for Dividend Capture, International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap, and at least equal to 100% of the value of securities on loan for the remaining Funds. The cash collateral received by the Funds is pooled and at June 30, 2004 was invested in commercial paper (with interest rates of ranging from 1.06% to 1.13% and maturity dates ranging from July 2, 2004 to July 21, 2004), mutual funds (with interest rates ranging from 1.02% to 1.05% and with a maturity date of October 31, 2004), a foreign certificate of deposit (with an interest rate of 1.51% and maturity date of November 19, 2004), repurchase agreements (with an interest rate of 1.55% and maturity date of July 1, 2004), U.S. Government agencies (with interest rates ranging from 1.06% to 1.46% and maturity dates ranging from July 2004 to March 2005), and asset backed securities (with interest rates ranging from 1.13% to 1.75% and maturity dates ranging from July 2004 to September 2004). Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral, a portion of which is retained by the Advisor. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Advisor to be creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Boston Global Advisers ("BGA") serves as sub-custodian for the securities lending program. BGA receives a sub-custody fee based on the value of collateral received from borrowers. In addition, The Huntington National Bank ("Huntington"), as custodian of each of the Funds except International Equity, receives a monthly fee from BGA to offset certain transaction costs incurred by the custodian. As of June 30, 2004, the following Funds had securities with the following market value on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral*
Mid Corp America	$ 6,680,550	$ 6,822,700
New Economy	768,540	784,500
Situs Small Cap	1,892,555	1,937,250
Fixed Income	10,721,286	10,972,750

* Includes securities and cash collateral

K. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at a bid price as provided by an independent pricing service or the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee.

L. Payments by Affiliates

During the period ended December 31, 2001, Huntington Bancshares, Inc. voluntarily contributed $4,161,828 to Money Market. In addition, Huntington Bancshares, Inc. voluntarily purchased securities from Intermediate Government Income, Short/Intermediate Fixed Income and Fixed Income for their amortized cost. The payments by affiliates in the accompanying financial statements reflect the difference between the fair market value and amortized cost of the securities. As a result of the transactions, $3,116,000, $1,335,000 and $2,226,000 of Fixed Income, Intermediate Government Income, and Short/Intermediate Fixed Income, respectively, was deemed as a payment by affiliates, to reimburse the effect of the loss.

M. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimated.

N. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends are recorded on the ex-dividend date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with a par value of $.001 per share). Transactions in capital stock were as follows:

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Trust Shares				Trust Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Florida Tax-Free Money Fund
Year Ended December 31, 2003	$ 37,353,591	$ --	$ (38,171,004)	$ (817,413)	37,353,591	--	(38,171,003)	(817,412)
Six Months Ended June 30, 2004	11,635,211	--	(14,216,762)	(2,581,551)	11,635,211	--	(14,216,762)	(2,581,551)
Huntington Money Market Fund
Year Ended December 31, 2003	955,348,531	9,668	(1,012,150,259)	(56,792,060)	955,348,532	9,668	(1,012,150,259)	(56,792,059)
Six Months Ended June 30, 2004	358,212,470	1,584	(327,714,526)	30,499,528	358,212,470	1,584	(327,714,526)	30,499,528
Huntington Ohio Municipal Money Market Fund
Year Ended December 31, 2003	102,649,809	1,821	(110,663,121)	(8,011,491)	102,649,808	1,821	(110,663,113)	(8,011,484)
Six Months Ended June 30, 2004	82,709,953	591	(77,688,463)	5,022,081	82,709,953	590	(77,688,463)	5,022,080
Huntington U.S. Treasury Money Market Fund
Year Ended December 31, 2003	1,662,214,194	30,833	(1,653,628,464)	8,616,563	1,662,214,194	30,833	(1,653,628,465)	8,616,562
Six Months Ended June 30, 2004	817,082,980	28,705	(899,901,542)	(82,789,857)	817,082,981	28,705	(899,901,542)	(82,789,856)

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment A Shares				Investment A Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Florida Tax-Free Money Fund
Year Ended December 31, 2003	$16,696,140	$ 2,011	$(15,034,954)	$ 1,663,197	16,696,140	2,011	(15,034,954)	1,663,197
Six Months Ended June 30, 2004	7,767,126	1,605	(8,037,286)	(268,555)	7,767,126	1,605	(8,037,286)	(268,555)
Huntington Money Market Fund
Year Ended December 31, 2003	676,991,489	383,221	(725,078,325)	(47,703,615)	676,991,489	383,222	(725,078,325)	(47,703,614)
Six Months Ended June 30, 2004	315,703,361	122,957	(324,406,096)	(8,579,778)	315,703,361	122,957	(324,406,096)	(8,579,778)
Huntington Ohio Municipal Money Market Fund
Year Ended December 31, 2003	229,847,985	59,023	(251,754,537)	(21,847,529)	229,847,986	59,023	(251,754,521)	(21,847,512)
Six Months Ended June 30, 2004	111,037,557	18,711	(120,913,718)	(9,857,450)	111,037,557	18,711	(120,913,718)	(9,857,450)
Huntington U.S. Treasury Money Market Fund
Year Ended December 31, 2003	141,484,777	40,836	(156,628,557)	(15,102,944)	141,484,777	40,836	(156,628,557)	(15,102,944)
Six Months Ended June 30, 2004	90,915,395	16,851	(85,755,049)	5,177,197	90,915,395	16,850	(85,755,049)	5,177,196

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment B Shares				Investment B Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Money Market Fund
Year Ended December 31, 2003	$ 62,526	$ 697	$ (151,004)	$ (87,781)	62,526	758	(151,005)	(87,721)
Six Months Ended June 30, 2004	2,720	142	(7,958)	(5,096)	2,720	142	(7,959)	(5,097)

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Interfund Shares				Interfund Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Money Market Fund
Year Ended December 31, 2003	$ 271,006,848	$ 3	$ (271,499,613)	$ (492,762)	271,006,848	4	(271,499,613)	(492,761)
Six Months Ended June 30, 2004	108,039,027	--	(106,590,201)	1,448,826	108,039,027	--	(106,590,201)	1,448,826

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Trust Shares				Trust Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Dividend Capture Fund
Year Ended December 31, 2003	$ 25,033,891	$ 805,928	$ (8,256,874)	$ 17,582,945	2,452,123	79,605	(794,713)	1,737,015
Six Months Ended June 30, 2004	21,324,379	616,677	(7,397,655)	14,543,401	1,888,660	55,796	(655,920)	1,288,536
Huntington Growth Fund
Year Ended December 31, 2003	45,255,771	59,348	(31,132,424)	14,182,695	1,294,809	1,572	(887,410)	408,971
Six Months Ended June 30, 2004	17,690,675	--	(17,394,415)	296,260	446,681	--	(438,615)	8,066
Huntington Income Equity Fund
Year Ended December 31, 2003	27,500,545	4,589,845	(31,095,265)	995,125	926,674	147,410	(1,010,921)	63,163
Six Months Ended June 30, 2004	15,400,497	4,358,277	(14,720,836)	5,037,938	473,130	144,065	(452,978)	164,217
Huntington International Equity Fund
Year Ended December 31, 2003	31,313,076	197,910	(13,787,194)	17,723,792	4,224,545	23,066	(1,852,421)	2,395,190
Six Months Ended June 30, 2004	18,435,687	7,202	(5,965,672)	12,477,217	2,023,418	790	(666,098)	1,358,110
Huntington Macro 100 Fund
Period Ended June 30, 2004(1)	10,510,262	--	(33,981)	10,476,281	1,042,995	--	(3,265)	1,039,730
Huntington Mid Corp America Fund
Year Ended December 31, 2003	29,683,568	--	(14,601,247)	15,082,321	2,951,881	--	(1,487,795)	1,464,086
Six Months Ended June 30, 2004	12,505,066	--	(17,686,628)	(5,181,562)	1,019,603	--	(1,436,184)	(416,581)
Huntington New Economy Fund
Year Ended December 31, 2003	10,508,503	14,750	(2,886,076)	7,637,177	1,051,927	1,240	(287,170)	765,997
Six Months Ended June 30, 2004	5,933,734	--	(2,799,630)	3,134,104	486,873	--	(230,621)	256,252
Huntington Rotating Markets Fund
Year Ended December 31, 2003	2,900,999	--	(1,486,960)	1,414,039	356,988	--	(186,943)	170,045
Six Months Ended June 30, 2004	755,694	34,096	(1,078,806)	(289,016)	80,045	3,623	(115,295)	(31,627)
Huntington Situs Small Cap Fund
Year Ended December 31, 2003	12,764,690	5,924	(3,079,955)	9,690,659	1,121,982	425	(241,186)	881,221
Six Months Ended June 30, 2004	7,813,737	31,689	(3,112,423)	4,733,003	538,794	2,179	(216,176)	324,797

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment A Shares				Investment A Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Dividend Capture Fund
Year Ended December 31, 2003	$ 9,795,840	$ 301,661	$ (414,385)	$ 9,683,116	988,403	29,287	(39,817)	977,873
Six Months Ended June 30, 2004	2,105,228	243,516	(6,223,829)	(3,875,085)	186,535	21,929	(558,927)	(350,463)
Huntington Growth Fund
Year Ended December 31, 2003	3,055,280	--	(1,824,694)	1,230,586	87,890	--	(52,127)	35,763
Six Months Ended June 30, 2004	946,350	--	(1,225,962)	(279,612)	24,064	--	(31,283)	(7,219)
Huntington Income Equity Fund
Year Ended December 31, 2003	1,519,353	202,216	(350,859)	1,370,710	49,192	6,418	(11,888)	43,722
Six Months Ended June 30, 2004	964,196	255,106	(441,240)	778,062	29,465	8,442	(13,475)	24,432
Huntington International Equity Fund
Year Ended December 31, 2003	9,855,346	1,206	(9,646,641)	209,911	1,336,865	141	(1,295,486)	41,520
Six Months Ended June 30, 2004	1,790,589	--	(1,641,229)	149,360	194,739	--	(178,678)	16,061
Huntington Macro 100 Fund
Period Ended June 30, 2004(1)	320,145	--	--	320,145	30,994	--	--	30,994
Huntington Mid Corp America Fund
Year Ended December 31, 2003	2,075,500	--	(206,722)	1,868,778	205,981	--	(20,393)	185,588
Six Months Ended June 30, 2004	646,291	--	(1,182,590)	(536,299)	52,874	--	(96,881)	(44,007)
Huntington New Economy Fund
Year Ended December 31, 2003	740,251	592	(144,265)	596,578	73,007	50	(13,578)	59,479
Six Months Ended June 30, 2004	528,150	--	(196,889)	331,261	43,450	--	(16,360)	27,090
Huntington Rotating Markets Fund
Year Ended December 31, 2003	569,562	--	(194,986)	374,576	71,213	--	(22,819)	48,394
Six Months Ended June 30, 2004	245,020	3,181	(90,115)	158,086	25,811	340	(9,512)	16,639
Huntington Situs Small Cap Fund
Year Ended December 31, 2003	475,195	183	(61,586)	413,792	40,564	13	(5,280)	35,297
Six Months Ended June 30, 2004	417,112	1,326	(119,528)	298,910	28,752	92	(8,318)	20,526

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment B Shares				Investment B Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Dividend Capture Fund
Year Ended December 31, 2003	$ 6,451,254	$ 292,937	$ (776,655)	$ 5,967,536	642,486	28,689	(76,824)	594,351
Six Months Ended June 30, 2004	2,762,453	343,078	(909,599)	2,195,932	245,918	31,141	(81,336)	195,723
Huntington Growth Fund
Year Ended December 31, 2003	1,895,474	--	(478,243)	1,417,231	55,952	--	(14,316)	41,636
Six Months Ended June 30, 2004	1,069,441	--	(426,250)	643,191	27,744	--	(11,109)	16,635
Huntington Income Equity Fund
Year Ended December 31, 2003	2,266,389	361,805	(556,758)	2,071,436	76,685	11,507	(18,760)	69,432
Six Months Ended June 30, 2004	2,104,122	482,154	(492,660)	2,093,616	64,357	16,053	(15,377)	65,033
Huntington International Equity Fund
Year Ended December 31, 2003	175,769	520	(31,249)	145,040	23,159	62	(4,454)	18,767
Six Months Ended June 30, 2004	145,931	--	(36,607)	109,324	16,197	--	(4,080)	12,117
Huntington Macro 100 Fund
Period Ended June 30, 2004(1)	300,603	--	--	300,603	29,373	--	--	29,373
Huntington Mid Corp America Fund
Year Ended December 31, 2003	1,603,099	--	(390,776)	1,212,323	161,699	--	(39,644)	122,055
Six Months Ended June 30, 2004	978,408	--	(292,662)	685,746	80,984	--	(24,286)	56,698
Huntington New Economy Fund
Year Ended December 31, 2003	456,624	845	(99,637)	357,832	47,187	73	(10,411)	36,849
Six Months Ended June 30, 2004	367,215	--	(68,166)	299,049	30,575	--	(5,674)	24,901
Huntington Situs Small Cap Fund
Year Ended December 31, 2003	384,082	190	(9,032)	375,240	32,671	14	(797)	31,888
Six Months Ended June 30, 2004	559,195	1,652	(57,869)	502,978	38,812	115	(4,128)	34,799

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Trust Shares				Trust Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net| Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Fixed Income Securities Fund
Year Ended December 31, 2003	$5,178,567	$,471,092	$(29,506,904)	$18,142,755	2,107,343	115,248	(1,375,035)	847,556
Six Months Ended June 30, 2004	12,920,952	1,147,819	(17,726,502)	(3,657,731)	603,393	53,615	(826,969)	(169,961)
Huntington Intermediate Government Income Fund
Year Ended December 31, 2003	24,293,615	1,192,545	(22,888,151)	2,598,009	2,248,917	110,204	(2,130,679)	228,442
Six Months Ended June 30, 2004	8,600,101	536,580	(8,402,176)	734,505	810,238	50,646	(792,009)	68,875
Huntington Michigan Tax-Free Fund
Year Ended December 31, 2003	7,893,608	39,205	(2,406,862)	5,525,951	721,281	3,577	(220,369)	504,489
Six Months Ended June 30, 2004	3,497,682	14,461	(3,865,226)	(353,083)	322,000	1,326	(354,727)	(31,401)
Huntington Mortgage Securities Fund
Year Ended December 31, 2003	4,496,248	601,072	(8,907,236)	(3,809,916)	522,758	69,944	(1,030,573)	(437,871)
Six Months Ended June 30, 2004	8,590,361	221,046	(1,868,229)	6,943,178	960,895	25,038	(212,170)	773,763
Huntington Ohio Tax-Free Fund
Year Ended December 31, 2003	15,829,453	198,724	(12,838,898)	3,189,279	721,951	9,055	(583,463)	147,543
Six Months Ended June 30, 2004	8,417,960	40,548	(4,590,468)	3,868,040	383,558	1,861	(210,505)	174,914
Huntington Short/Intermediate Fixed Income Securities Fund
Year Ended December 31, 2003	79,088,529	1,654,738	(45,801,898)	34,941,369	3,967,595	83,054	(2,303,820)	1,746,829
Six Months Ended June 30, 2004	36,929,893	682,331	(34,507,559)	3,104,665	1,861,029	34,389	(1,741,407)	154,011

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment A Shares				Investment A Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Fixed Income Securities Fund
Year Ended December 31, 2003	$ 1,568,801	$ 55,513	$ (607,564)	$ 1,016,750	72,665	2,592	(28,170)	47,087
Six Months Ended June 30, 2004	650,341	36,603	(669,101)	17,843	30,224	1,710	(31,472)	462
Huntington Intermediate Government Income Fund
Year Ended December 31, 2003	3,885,024	139,290	(3,061,052)	963,262	356,834	12,865	(286,368)	83,331
Six Months Ended June 30, 2004	300,055	44,014	(2,801,286)	(2,457,217)	28,064	4,156	(261,962)	(229,742)
Huntington Michigan Tax-Free Fund
Year Ended December 31, 2003	1,833,318	148,818	(960,740)	1,021,396	166,771	13,581	(87,604)	92,748
Six Months Ended June 30, 2004	869,903	62,236	(890,770)	41,369	80,590	5,719	(81,022)	5,287
Huntington Mortgage Securities Fund
Year Ended December 31, 2003	179,810	73,644	(1,956,445)	(1,702,991)	20,768	8,551	(225,451)	(196,132)
Six Months Ended June 30, 2004	59,665	12,524	(81,234)	(9,045)	6,646	1,410	(9,015)	(959)
Huntington Ohio Tax-Free Fund
Year Ended December 31, 2003	3,057,590	70,536	(469,164)	2,658,962	137,901	3,222	(21,563)	119,560
Six Months Ended June 30, 2004	436,322	31,632	(995,785)	(527,831)	20,025	1,453	(46,041)	(24,563)
Huntington Short/Intermediate Fixed Income Securities Fund
Period Ended December 31, 2003(2)	14,706,804	62,563	(6,554,276)	8,215,091	731,478	3,145	(329,280)	405,343
Six Months Ended June 30, 2004	467,847	39,693	(3,219,381)	(2,711,841)	23,497	1,998	(163,082)	(137,587)

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment B Shares				Investment B Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Fixed Income Securities Fund
Year Ended December 31, 2003	$ 1,480,204	$ 69,889	$ (199,445)	$ 1,350,648	68,998	3,255	(9,343)	62,910
Six Months Ended June 30, 2004	293,789	37,208	(261,858)	69,139	13,713	1,741	(12,343)	3,111
Huntington Intermediate Government Income Fund
Period Ended December 31, 2003(3)	569,167	6,230	(68,244)	507,153	51,871	583	(6,283)	46,171
Six Months Ended June 30, 2004	116,273	7,050	(154,898)	(31,575)	10,879	666	(14,499)	(2,954)
Huntington Michigan Tax-Free Fund
Period Ended December 31, 2003(4)	708,953	4,323	(125,638)	587,638	64,123	395	(11,537)	52,981
Six Months Ended June 30, 2004	359,377	5,573	(155,316)	209,634	32,713	513	(14,265)	18,961
Huntington Mortgage Securities Fund
Period Ended December 31, 2003(5)	274,368	2,310	--	276,678	31,449	265	--	31,714
Six Months Ended June 30, 2004	128,332	3,613	(8,687)	123,258	14,358	409	(978)	13,789
Huntington Ohio Tax-Free Fund
Period Ended December 31, 2003(6)	1,681,073	16,919	(4,187)	1,693,805	76,411	774	(191)	76,994
Six Months Ended June 30, 2004	322,712	15,905	(296,252)	42,365	14,661	731	(13,559)	1,833

(1) Reflects operations for the period from April 30, 2004 (date of initial public investment) to June 30, 2004.

(2) Reflects operations for the period from May 9, 2003 (date of initial public investment) to December 31, 2003.

(3) Reflects operations for the period from May 12, 2003 (date of initial public investment) to December 31, 2003.

(4) Reflects operations for the period from May 19, 2003 (date of initial public investment) to December 31, 2003.

(5) Reflects operations for the period from May 13, 2003 (date of initial public investment) to December 31, 2003.

(6) Reflects operations for the period from May 2, 2003 (date of initial public investment) to December 31, 2003.

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee --Huntington Asset Advisors, Inc., a subsidiary of Huntington, serves as the Funds' Advisor. The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as listed below.

Fund	Tiered	Annual Rate
Florida Tax-Free Money
Money Market
Ohio Municipal Money Market	Up to $500 million	0.30%

	On the next $500 million	0.25%

	On $1 billion and more	0.20%
U.S. Treasury Money Market

		0.20%
Dividend Capture		0.75%
Growth		0.60%
Income Equity		0.60%
International Equity		1.00%
Macro 100		0.75%
Mid Corp America		0.75%
New Economy		0.85%
Rotating Markets		0.50%
Situs Small Cap		0.75%
Fixed Income		0.50%
Intermediate Government Income		0.50%
Michigan Tax-Free		0.50%
Mortgage Securities		0.50%
Ohio Tax-Free		0.50%
Short/Intermediate Fixed Income		0.50%

Sub-Investment Advisory Fee--Effective April 30, 2004, Laffer Investments, Inc. became the sub-investment adviser ("Sub-Advisor") of Macro 100 (the "Fund"). The Sub-Advisor receives an annual fee equal to 0.50% of the Fund's average daily net assets. This fee is paid by the Advisor and not the Fund.

Administrative and Financial Administration Fees--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. Huntington currently serves as sub-administrator to the Trust, assisting with the provision of administrative services necessary to operate the Funds. Huntington also serves as financial administrator, providing portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. The fees paid for administrative and sub-administrative services are based on the level of average net assets of each Fund for the period. From time to time, FServ and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates. FServ is a wholly-owned subsidiary of Federated Investors, Inc. Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Distribution and Shareholder Services Fees--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc., ("Edgewood"), the Funds' distributor, for distribution services in connection with Investment A Shares and Investment B Shares not to exceed 0.25% and 0.75% of the daily net assets of each Fund's Investment A Shares and Investment B Shares, respectively. Investment A Shares and Trust Shares are also subject to either a shareholder servicing administrative fee of 0.25% of each class' average daily net assets to be paid to Huntington or a shareholder services fee not to exceed 0.25% of the daily net assets of such shares to be paid to Edgewood. Investment B Shares are subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. Trust Shares are not subject to Rule 12b-1 fees. Currently, Huntington and Edgewood have agreed to voluntarily waive a portion of their fees on the Investment A Shares and Trust Shares. These waivers are reflected in the waiver section on the Statement of Operations. For the six months ended June 30, 2004, Huntington and its affiliates received $3,300,283 in shareholder service fees. For the six months ended June 30, 2004, Edgewood received commissions of $756,022 earned on sales of Investment A Shares and from redemption of Investment A and Investment B Shares, of which $734,176 was re-allowed to affiliated broker-dealers of the Funds.

Transfer and Dividend Disbursing Agent Fees and Expenses--Unified Fund Services, Inc. ("Unified") is transfer and dividend disbursing agent for the Funds. For its services, Unified receives fees based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Huntington serves as each of the Funds' custodian, except International Equity. State Street Bank and Trust Company serves as custodian for International Equity. Huntington and State Street Bank and Trust Company receive fees based on the level of a Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the officers of the Trust are Officers, Directors and/or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements.

(5) Rotating Markets Structure

Rotating Markets ("Fund"), in accordance with its prospectus, seeks to achieve its investment objectives by investing in other investment companies ("Underlying Funds") with similar investment objectives. As a result, investors in the Fund incurred expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended June 30, 2004 were as follows:

Fund	Purchases	Sales
Dividend Capture	$48,407,196	$36,377,320
Growth	28,755,806	13,844,562
Income Equity	39,427,698	40,839,116
International Equity	28,987,435	15,279,801
Macro 100	10,960,851	--
Mid Corp America	5,413,539	4,957,703
New Economy	15,721,415	13,068,814
Rotating Markets	10,625,971	10,634,141
Situs Small Cap	8,737,383	3,520,774
Fixed Income	41,264,220	42,396,311
Intermediate Government Income	13,504,875	16,236,849
Michigan Tax-Free	4,317,258	4,444,617
Mortgage Securities	13,645,809	10,798,001
Ohio Tax-Free	6,717,969	3,137,649
Short/Intermediate Fixed Income	44,457,023	41,106,517

(7) Concentration of Credit Risk

Since each of Florida Tax-Free Money, Michigan Tax-Free, Ohio Municipal Money Market and Ohio Tax-Free invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2004, the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated below. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency is indicated below.

Fund	% of Portfolio Guaranteed/ Insured	% of Portfolio Backed by Largest Guarantor/Insurer
Florida Tax-Free Money	66.80%	15.45%
Michigan Tax-Free	69.40%	21.12%
Ohio Municipal Money Market	66.80%	8.84%
Ohio Tax-Free	48.29%	19.48%

(8) Changes in Independent Auditors (Unaudited)--On March 2, 2004, the Board of Trustees of the Trust, upon the recommendation of the Trust's audit committee, decided to engage Ernst & Young LLP as independent auditors for the Funds' fiscal year ending December 31, 2004. For the prior fiscal years ended December 31, 2002 and 2003, KPMG LLP ("KPMG") audited the funds' financial statements. KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Trust and KPMG on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of KPMG would have caused it to make reference to the disagreement in its report.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling 1-800-253-0412 or at http://www.huntingtonfunds.com/shareholders/. This information is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. is the Sub-Administrator and Financial Administrator of the Huntington Funds and is the custodian of certain Funds. State Street Bank and Trust Company is also a custodian to one of the Funds. Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Advisor to the Funds. Federated Services Company and Edgewood Services, Inc., the Administrator and Distributor of the Huntington Funds, respectively, are not affiliated with The Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 446327504
Cusip 446327603
Cusip 446327108
Cusip 446327686
Cusip 446327207
Cusip 446327496
Cusip 446327306
Cusip 446327405
Cusip 446327702
Cusip 446327801
Cusip 446327660
Cusip 446327652
Cusip 446327645
Cusip 446327884
Cusip 446327678
Cusip 446327876
Cusip 446327868
Cusip 446327710
Cusip 446327850
Cusip 446327637
Cusip 446327629
Cusip 446327611
Cusip 446327330
Cusip 446327322
Cusip 446327314
Cusip 446327561
Cusip 446327553
Cusip 446327546
Cusip 446327595
Cusip 446327587
Cusip 446327579
Cusip 446327520
Cusip 446327538
Cusip 446327462
Cusip 446327488
Cusip 446327470
Cusip 446327777
Cusip 446327694
Cusip 446327769
Cusip 446327736
Cusip 446327728
Cusip 446327454
Cusip 446327793
Cusip 446327785
Cusip 446327447
Cusip 446327843
Cusip 446327835
Cusip 446327439
Cusip 446327827
Cusip 446327819
Cusip 446327421
Cusip 446327744
Cusip 446327413

[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412

27608 (8/04)

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

     (a) The registrant's  principal  executive officer and principal  financial officer have concluded based on their evaluation of the registrant's  disclosure controls and  procedures as conducted  within 90 days of the filing date of this report,  that these disclosure  controls and procedures are adequately  designed and  are  operating  effectively  to  ensure  that  information  required  to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required  disclosure;  and (ii) recorded,  processed, summarized and reported within the time periods  specified in the Securities and
Exchange Commission's rules and forms.

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial  reporting that occurred  during the  registrant's  most recent fiscal half-year that have materially  affected or are reasonably  likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

     (a) File the exhibits  listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

     (a)(1) Not Applicable

     (a)(2) A separate  certification  for each principal  executive officer and principal  financial  officer of the  registrant as required by Rule 30a-2 under the  Act (17 CFR  270.30a-2).  Certifications  pursuant  to  Section  302 of the
Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) A separate  or  combined  certification  for each  principal  executive officer and  principal  officer of the  registrant  as required by Rule 30a-2(b)
under  the  Act  of  1940.   Certifications  pursuant  to  Section  906  of  the
Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant       The Huntington Funds
By           /s/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date September 2, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By  /s/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date September 2, 2004

By   /s/ Bryan C. Haft
Bryan C. Haft, Treasurer and Principal Financial Officer

Date   September 2, 2004